Hartford AAA CLO ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.7%
	Other Asset-Backed Securities - 99.7%
$ 1,600,000	522 Funding CLO A Ltd. 5.33%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	$1,601,198
1,000,000	720 East CLO IV Ltd. 5.50%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,000,431
	720 East CLO Ltd.
420,000	5.27%, 04/15/2038, 3 mo. USD Term SOFR + 1.37%(1)(2)	421,172
1,000,000	5.62%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,001,206
880,000	720 East CLO VI Ltd. 5.24%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	880,850
2,000,000	AGL CLO 3 Ltd. 5.05%, 04/15/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,998,906
1,000,000	AGL CLO 33 Ltd. 5.22%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,003,439
400,000	Allegany Park CLO Ltd. 4.98%, 01/20/2035, 3 mo. USD Term SOFR + 1.10%(1)(2)	400,218
1,000,000	Apidos CLO Ltd. 5.22%, 01/20/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,001,721
2,000,000	Apidos CLO XL Ltd. 5.25%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,005,794
675,000	Apidos CLO XLVI Ltd. 5.62%, 10/24/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	675,184
600,000	Apidos CLO XXVIII Ltd. 5.92%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	599,517
800,000	Apidos CLO XXXIII Ltd. 5.82%, 04/24/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	802,517
1,000,000	Apidos CLO XXXIX Ltd. 5.40%, 10/21/2038, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,001,217
1,000,000	ARES LX CLO Ltd. 5.06%, 07/18/2034, 3 mo. USD Term SOFR + 1.18%(1)(2)	999,989
	ARES LXIII CLO Ltd.
650,000	5.59%, 10/15/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	650,525
550,000	5.88%, 10/15/2038, 3 mo. USD Term SOFR + 1.60%(1)(2)	550,061
	ARES XLIII CLO Ltd.
500,000	5.25%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	501,605
450,000	5.85%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	449,421
3,750,000	ARES XXVII CLO Ltd. 5.01%, 10/28/2034, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,750,712
	Bain Capital Credit CLO Ltd.
1,270,025	4.80%, 10/17/2032, 3 mo. USD Term SOFR + 0.92%(1)(2)	1,270,502
1,350,000	5.29%, 07/16/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,355,062
675,000	Ballyrock CLO 15 Ltd. 5.75%, 01/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	674,054
1,000,000	Ballyrock CLO 16 Ltd. 5.03%, 04/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	994,598
600,000	Ballyrock CLO 21 Ltd. 5.44%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	600,346
775,000	Ballyrock CLO 28 Ltd. 5.73%, 01/20/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	774,519
1,000,000	Ballyrock CLO Ltd. 5.34%, 10/20/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,000,274
	Barings CLO Ltd.
500,000	5.16%, 01/15/2038, 3 mo. USD Term SOFR + 1.26%(1)(2)	500,109
850,000	5.25%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	851,407
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.7% - (continued)
	Other Asset-Backed Securities - 99.7% - (continued)
$ 1,000,000	5.25%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	$1,000,690
425,000	5.80%, 01/15/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	426,246
290,000	5.98%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	290,656
1,195,000	Benefit Street Partners CLO IV Ltd. 5.20%, 10/20/2038, 3 mo. USD Term SOFR + 1.25%(1)(2)	1,195,918
2,000,000	Benefit Street Partners CLO XV Ltd. 5.29%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,006,000
500,000	Benefit Street Partners CLO XXXVIII Ltd. 5.17%, 01/25/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	500,118
1,000,000	BlackRock DLF IX-L CLO LP 6.26%, 10/20/2033, 3 mo. USD Term SOFR + 2.38%(1)(2)	1,001,228
1,100,000	BlueMountain CLO Ltd. 5.91%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,100,445
650,000	Carlyle Global Market Strategies CLO Ltd. 5.68%, 07/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	650,774
	Carlyle U.S. CLO Ltd.
1,000,000	5.19%, 01/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,003,193
500,000	5.90%, 01/15/2040, 3 mo. USD Term SOFR + 2.00%(1)(2)	499,682
	CIFC Funding Ltd.
250,000	5.07%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	249,495
1,000,000	5.20%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,000,278
1,000,000	5.20%, 07/15/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,002,339
250,000	5.20%, 01/15/2040, 3 mo. USD Term SOFR + 1.30%(1)(2)	250,498
300,000	5.32%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	300,248
825,000	5.34%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	827,442
1,100,000	5.35%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,102,299
1,000,000	5.42%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,004,340
1,000,000	5.48%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,002,249
675,000	5.70%, 01/15/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	676,673
250,000	5.76%, 07/23/2037, 3 mo. USD Term SOFR + 1.90%(1)(2)	249,682
1,000,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,003,052
1,000,000	Danby Park CLO Ltd. 5.23%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,001,429
250,000	Dryden 53 CLO Ltd. 5.20%, 01/15/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	250,085
1,000,000	Dryden 94 CLO Ltd. 5.26%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,003,764
750,000	Eaton Vance CLO Ltd. 5.24%, 10/15/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	751,477
1,000,000	Elmwood CLO 14 Ltd. 5.58%, 10/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,001,683

1

Hartford AAA CLO ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.7% - (continued)
	Other Asset-Backed Securities - 99.7% - (continued)
$ 1,000,000	Elmwood CLO 15 Ltd. 5.01%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(2)	$1,000,266
1,000,000	Elmwood CLO 19 Ltd. 5.15%, 10/17/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,001,000
1,000,000	Elmwood CLO II Ltd. 5.23%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,004,008
1,000,000	Elmwood CLO X Ltd. 5.18%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,003,471
1,000,000	Empower CLO Ltd. 5.46%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,003,191
550,000	Flatiron CLO 20 Ltd. 5.47%, 11/20/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	551,160
440,000	Franklin Park Place CLO VI LLC 6.11%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	440,166
500,000	Generate CLO 8 Ltd. 5.98%, 01/20/2038, 3 mo. USD Term SOFR + 2.10%(1)(2)	499,686
1,000,000	Generate CLO 9 Ltd. 5.23%, 01/20/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,002,204
320,000	Generate CLO 10 Ltd. 5.66%, 01/22/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	319,593
900,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 5.00%, 01/20/2038, 3 mo. USD Term SOFR + 1.12%(1)(2)	897,958
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. 5.38%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	250,488
500,000	GoldenTree Loan Management U.S. CLO 24 Ltd. 5.03%, 10/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	500,123
1,000,000	GoldenTree Loan Management U.S. CLO Ltd. 5.29%, 10/20/2038, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,000,273
300,000	Golub Capital Partners CLO 45M Ltd. 5.50%, 07/20/2037, 3 mo. USD Term SOFR + 1.62%(1)(2)	299,572
1,000,000	Golub Capital Partners CLO 67M Ltd. 6.73%, 05/09/2036, 3 mo. USD Term SOFR + 2.50%(1)(2)	1,005,329
825,000	Golub Capital Partners CLO 80M Ltd. 5.59%, 05/09/2039, 3 mo. USD Term SOFR + 1.36%(1)(2)	822,268
	HLEND CLO LLC
1,000,000	5.30%, 10/22/2038, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,000,273
520,000	5.58%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	518,882
450,000	HPS Loan Management Ltd. 5.73%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	450,662
2,000,000	Kings Park CLO Ltd. 5.26%, 01/21/2035, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,003,670
1,000,000	KKR CLO 24 Ltd. 5.60%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	999,995
2,000,000	KKR CLO 52 Ltd. 5.21%, 07/16/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	2,004,990
550,000	Madison Park Funding LI Ltd. 5.33%, 10/19/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	551,154
660,000	Madison Park Funding XIX Ltd. 5.46%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	660,931
675,000	Madison Park Funding XVII Ltd. 5.92%, 10/21/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	675,735
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.7% - (continued)
	Other Asset-Backed Securities - 99.7% - (continued)
$ 1,000,000	Madison Park Funding XXXVII Ltd. 5.43%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	$1,003,263
1,000,000	Magnetite XXVIII Ltd. 5.14%, 01/15/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,001,208
1,000,000	Neuberger Berman CLO XVI-S Ltd. 5.08%, 04/15/2039, 3 mo. USD Term SOFR + 1.18%(1)(2)	999,209
1,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 5.11%, 01/20/2039, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,000,228
375,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 5.87%, 10/24/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	374,765
500,000	Niagara Park CLO Ltd. 5.88%, 01/17/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	499,688
500,000	Oak Hill Credit Partners X-R Ltd. 5.01%, 04/20/2038, 3 mo. USD Term SOFR + 1.13%(1)(2)	498,122
500,000	Oaktree CLO Ltd. 5.40%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	502,214
930,000	Obra CLO 2 Ltd. 5.81%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	932,851
	OCP CLO Ltd.
850,000	5.25%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	852,014
995,000	5.25%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	996,869
1,000,000	5.45%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,000,552
500,000	5.87%, 11/26/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	499,686
1,000,000	Octagon 60 Ltd. 5.46%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	1,001,651
635,000	Octagon 63 Ltd. 5.59%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	636,076
350,000	Octagon 64 Ltd. 5.42%, 07/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	349,748
825,000	Octagon 66 Ltd. 5.94%, 11/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	825,102
625,000	OHA Credit Funding 10-R Ltd. 5.54%, 07/18/2037, 3 mo. USD Term SOFR + 1.26%(1)(2)	625,542
780,000	OHA Credit Funding 16-R Ltd. 5.28%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	781,477
1,000,000	OHA Credit Funding 3 Ltd. 5.20%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,697
1,000,000	OHA Credit Funding 7 Ltd. 5.16%, 07/19/2038, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,003,250
750,000	OHA Loan Funding Ltd. 5.58%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	751,603
850,000	Palmer Square CLO Ltd. 5.43%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	851,336
1,000,000	RAD CLO 25 Ltd. 5.54%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,002,650
1,000,000	RAD CLO 27 Ltd. 5.22%, 01/15/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,002,208
1,000,000	Regatta 30 Funding Ltd. 5.18%, 01/25/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,003,030
500,000	Regatta VII Funding Ltd. 5.43%, 06/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	500,156

2

Hartford AAA CLO ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.7% - (continued)
	Other Asset-Backed Securities - 99.7% - (continued)
	Regatta XIX Funding Ltd.
$ 250,000	5.12%, 10/20/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)		$250,475
550,000	5.28%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)		551,158
1,100,000	Regatta XXIV Funding Ltd. 5.20%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)		1,102,440
825,000	RR 8 Ltd. 5.25%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)		826,168
545,000	RR 27 Ltd. 5.35%, 10/15/2040, 3 mo. USD Term SOFR + 1.45%(1)(2)		546,139
500,000	RR 38 Ltd. 5.40%, 04/15/2040, 3 mo. USD Term SOFR + 1.50%(1)(2)		500,315
1,500,000	RRX 7 Ltd. 5.26%, 07/15/2035, 3 mo. USD Term SOFR + 1.36%(1)(2)		1,502,569
1,125,000	Sixth Street CLO 27 Ltd. 5.22%, 01/17/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)		1,129,164
1,035,000	Symetra CLO Ltd. 5.17%, 04/20/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)		1,033,374
850,000	Symphony CLO 36 Ltd. 5.23%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)		851,720
500,000	Symphony CLO XXXIII Ltd. 5.72%, 01/24/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)		500,270
1,000,000	Texas Debt Capital CLO Ltd. 5.18%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)		999,728
	Voya CLO Ltd.
560,000	5.27%, 10/15/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)		560,916
550,000	5.28%, 10/20/2036, 3 mo. USD Term SOFR + 1.40%(1)(2)		550,647
1,000,000	5.33%, 10/20/2031, 3 mo. USD Term SOFR + 1.45%(1)(2)		1,000,187
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $106,568,274)		$106,537,050
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
450,069
Fixed Income Clearing Corp. Repurchase
Agreement dated 10/31/2025 at 4.15%, due
on 11/03/2025 with a maturity value of
$450,225; collateralized by U.S. Treasury
Note at 4.63%, maturing 02/15/2035, with a
market value of $459,246
			$450,069
	Total Short-Term Investments (cost $450,069)		$450,069
	Total Investments (cost $107,018,343)	100.1%	$106,987,119
	Other Assets and Liabilities	(0.1)%	(111,215)
	Net Assets	100.0%	$106,875,904
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$106,537,050, representing 99.7% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

3

Hartford AAA CLO ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$106,537,050	$—	$106,537,050	$—
Short-Term Investments	450,069	—	450,069	—
Total	$106,987,119	$—	$106,987,119	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.

4

Hartford Core Bond ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9%
	Asset-Backed - Automobile - 0.7%
$ 215,000	Avis Budget Rental Car Funding AESOP LLC 5.23%, 12/20/2030(1)	$221,362
470,000	Credit Acceptance Auto Loan Trust 6.11%, 08/15/2034(1)	481,675
180,000	Exeter Automobile Receivables Trust 4.40%, 05/15/2030	180,191
375,000	GLS Auto Receivables Issuer Trust 4.98%, 07/16/2029(1)	378,064
716,000	GLS Auto Select Receivables Trust 4.81%, 09/15/2031(1)	719,391
190,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	191,337
	Securitized Term Auto Receivables Trust
293,568	4.93%, 12/29/2032(1)	295,494
71,401	5.04%, 07/25/2031(1)	71,925
		2,539,439
	Asset-Backed - Manufactured Housing - 0.0%
51,579	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	46,394
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
104,419	0.97%, 12/16/2069(1)	93,914
181,275	1.11%, 02/18/2070(1)	161,212
226,236	5.51%, 10/15/2071(1)	232,147
		487,273
	Commercial Mortgage-Backed Securities - 5.1%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	230,324
195,000	ALA Trust 5.78%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	195,731
	BBCMS Mortgage Trust
1,824,759	1.01%, 05/15/2057(2)(3)	129,652
1,156,434	1.11%, 09/15/2057(2)(3)	87,024
1,083,841	1.13%, 02/15/2062(2)(3)	90,425
1,002,648	1.62%, 02/15/2057(2)(3)	94,803
125,000	3.66%, 04/15/2055(2)	116,525
	Benchmark Mortgage Trust
2,771,182	0.57%, 07/15/2056(2)(3)	98,409
966,682	1.17%, 12/15/2056(2)(3)	53,099
552,902	1.50%, 01/15/2054(2)(3)	34,175
502,172	1.73%, 07/15/2053(2)(3)	25,652
1,682,299	BMO Mortgage Trust 0.86%, 07/15/2057(2)(3)	105,909
675,000	BOCA Commercial Mortgage Trust 5.95%, 08/15/2041, 1 mo. USD Term SOFR + 1.92%(1)(2)	677,109
310,000	BPR Trust 5.36%, 11/05/2041(1)(2)	315,503
165,000	BSTN Commercial Mortgage Trust 5.06%, 04/13/2041(1)(2)	166,024
410,000	BWAY Trust 6.31%, 05/05/2042(1)(2)	424,898
	BX Trust
630,000	5.05%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(2)	629,016
115,000	6.12%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(2)	115,036
360,000	CENT Trust 4.92%, 07/10/2040(1)(2)	364,490
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	95,982
110,000	3.38%, 01/10/2039(1)	103,889
130,000	5.87%, 12/10/2041(1)(2)	132,414
185,000	6.34%, 08/10/2044(1)	194,861
14,260	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(2)	14,218
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	279,042
	DBJPM Mortgage Trust
370,920	1.59%, 09/15/2053(2)(3)	16,433
1,952	3.04%, 05/10/2049	1,948
120,000	DC Trust 5.73%, 04/13/2040(1)(2)	121,458
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.1% - (continued)
$ 140,000	Durst Commercial Mortgage Trust 5.15%, 08/10/2042(1)(2)	$142,666
130,000	Extended Stay America Trust 5.45%, 10/15/2042, 1 mo. USD Term SOFR + 1.30%(1)(2)	130,244
225,000	FREMF Mortgage Trust 3.95%, 06/25/2049(1)(2)	223,314
565,000	GS Mortgage Securities Corp. II 5.31%, 03/10/2041(1)(2)	569,682
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(2)	371,104
167,493	HIH Trust 5.87%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	168,017
825,000	HTL Commercial Mortgage Trust 5.88%, 05/10/2039(1)(2)	835,799
505,000	INT Commercial Mortgage Trust 4.88%, 11/05/2037(1)(2)	505,545
485,000	IRV Trust 5.29%, 03/14/2047(1)(2)	497,636
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,085,365
635,000	JPMBB Commercial Mortgage Securities Trust 3.58%, 03/17/2049	633,257
	JPMDB Commercial Mortgage Securities Trust
5,992	2.95%, 06/15/2049	5,974
632,000	3.14%, 12/15/2049	620,992
53,443	3.24%, 10/15/2050	52,959
710,000	MAD Commercial Mortgage Trust 4.75%, 10/15/2042(1)(2)	709,045
330,000	MF1 Ltd. 5.75%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	329,267
382,550	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(2)(3)	21,662
420,000	NRTH Commercial Mortgage Trust 5.54%, 10/15/2040, 1 mo. USD Term SOFR + 1.39%(1)(2)	420,131
110,000	NY Commercial Mortgage Trust 5.66%, 02/10/2047(1)(2)	115,602
	NYC Commercial Mortgage Trust
540,000	4.88%, 07/13/2042(1)(2)	542,361
325,000	5.25%, 02/15/2042, 1 mo. USD Term SOFR + 1.21%(1)(2)	322,969
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	47,009
705,000	SHR Trust 5.98%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(2)	705,441
565,000	TEXAS Commercial Mortgage Trust 5.33%, 04/15/2042, 1 mo. USD Term SOFR + 1.29%(1)(2)	563,941
	Wells Fargo Commercial Mortgage Trust
1,589,446	1.00%, 08/15/2057(2)(3)	112,923
719,000	3.43%, 03/15/2059	715,962
420,000	3.64%, 03/15/2050	409,147
	Wells Fargo NA
3,935,905	0.63%, 11/15/2062(2)(3)	90,845
1,708,953	0.82%, 06/15/2057(2)(3)	94,934
893,023	0.93%, 02/15/2052(2)(3)	21,029
886,184	1.00%, 02/15/2056(2)(3)	51,138
880,923	1.00%, 12/15/2056(2)(3)	22,668
1,869,524	1.14%, 10/15/2057(2)(3)	150,889
1,433,836	1.30%, 11/15/2053(2)(3)	74,947
1,229,859	1.76%, 03/15/2063(2)(3)	83,837
145,000	4.41%, 11/15/2061(2)	145,200
385,000	WHARF Commercial Mortgage Trust 5.35%, 07/15/2040(1)(2)	395,470
275,000	Willowbrook Mall 5.87%, 03/05/2035(1)(2)	286,054
		17,189,074

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Other Asset-Backed Securities - 5.1%
	Affirm Asset Securitization Trust
$ 28,938	5.22%, 12/17/2029(1)	$29,009
165,000	5.61%, 02/15/2029(1)	165,541
435,000	Affirm Master Trust 4.67%, 07/15/2033(1)	436,325
305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	307,944
205,000	AMSR Trust 4.15%, 11/17/2041(1)	202,495
295,000	Amur Equipment Finance Receivables XV LLC 5.18%, 11/20/2031(1)	299,650
220,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	223,881
400,000	Barings CLO Ltd. 5.98%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	400,904
495,000	Battalion CLO 18 Ltd. 6.08%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	495,884
315,000	Benefit Street Partners CLO XXXI Ltd. 5.61%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	315,786
270,000	Birch Grove CLO 4 Ltd. 5.70%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(2)	270,370
96,056	Blue Owl Asset Leasing Trust LLC 5.05%, 03/15/2029(1)	96,255
	CF Hippolyta Issuer LLC
93,586	1.53%, 03/15/2061(1)	78,058
125,879	1.69%, 07/15/2060(1)	107,671
97,030	5.97%, 08/15/2062(1)	94,922
118,680	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	119,850
	DB Master Finance LLC
144,375	2.79%, 11/20/2051(1)	128,651
690,900	4.35%, 05/20/2049(1)	683,003
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	419,228
432,000	3.67%, 10/25/2049(1)	416,424
206,800	4.12%, 07/25/2047(1)	205,090
295,000	Elmwood CLO 23 Ltd. 5.64%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	295,472
	FirstKey Homes Trust
149,853	4.15%, 05/19/2039(1)	149,197
564,852	4.25%, 07/17/2039(1)	563,349
460,000	Flatiron CLO 21 Ltd. 5.24%, 10/19/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	460,537
750,000	Galaxy XXIV CLO Ltd. 5.44%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(2)	751,549
130,000	GreenSky Home Improvement Issuer Trust 5.02%, 06/25/2060(1)	131,622
276,000	NMEF Funding LLC 4.64%, 01/18/2033(1)	276,599
	Progress Residential Trust
395,244	1.51%, 10/17/2038(1)	387,273
138,201	3.20%, 04/17/2039(1)	135,715
388,934	3.40%, 02/17/2042(1)	372,622
393,313	4.44%, 05/17/2041(1)	392,945
101,626	4.45%, 06/17/2039(1)	101,421
176,417	4.75%, 10/27/2039(1)	176,980
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	495,193
635,000	RR 23 Ltd. 5.55%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	636,772
140,000	SCF Equipment Leasing LLC 5.52%, 01/20/2032(1)	143,450
	Stack Infrastructure Issuer LLC
285,000	5.90%, 07/25/2048(1)	286,284
130,000	5.90%, 03/25/2049(1)	131,928
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	74,721
136,319	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	138,148
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Other Asset-Backed Securities - 5.1% - (continued)
$ 261,937	Taco Bell Funding LLC 4.94%, 11/25/2048(1)	$261,408
	Tricon Residential Trust
652,822	3.86%, 04/17/2039(1)	647,207
308,180	4.30%, 11/17/2041(1)	305,474
293,483	5.13%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	293,756
1,275,000	Vantage Data Centers LLC 5.13%, 08/15/2055(1)	1,282,903
330,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	332,439
123,995	VFI ABS LLC 4.78%, 06/24/2030(1)	124,391
	Wendy's Funding LLC
196,138	2.37%, 06/15/2051(1)	182,667
133,727	3.88%, 03/15/2048(1)	131,800
158,833	4.08%, 06/15/2049(1)	155,095
730,462	4.24%, 03/15/2052(1)	721,785
111,240	4.54%, 03/15/2052(1)	108,177
	Wingstop Funding LLC
531,900	2.84%, 12/05/2050(1)	514,016
145,000	5.86%, 12/05/2054(1)	149,546
380,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	386,161
		17,195,543
	Whole Loan Collateral CMO - 6.9%
	Angel Oak Mortgage Trust
63,077	0.91%, 01/25/2066(1)(2)	56,286
220,896	0.95%, 07/25/2066(1)(2)	194,532
26,270	0.99%, 04/25/2053(1)(2)	24,976
56,704	0.99%, 04/25/2066(1)(2)	50,326
156,700	1.04%, 01/20/2065(1)(2)	132,579
110,529	1.07%, 05/25/2066(1)(2)	96,427
369,716	1.46%, 09/25/2066(1)(2)	315,082
13,122	1.47%, 06/25/2065(1)(2)	12,616
26,579	1.69%, 04/25/2065(1)(2)	25,346
166,441	1.82%, 11/25/2066(1)(2)	149,307
476,721	2.88%, 12/25/2066(1)(4)	448,798
73,878	3.35%, 01/25/2067(1)(2)	70,236
611,448	4.30%, 07/25/2067(1)(4)	608,136
14,402	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(2)	14,048
103,547	BINOM Securitization Trust 2.03%, 06/25/2056(1)(2)	95,300
	BRAVO Residential Funding Trust
30,747	0.94%, 02/25/2049(1)(2)	28,844
22,795	0.97%, 03/25/2060(1)(2)	22,168
	Bunker Hill Loan Depositary Trust
4,855	1.72%, 02/25/2055(1)(2)	4,827
9,211	2.88%, 07/25/2049(1)(4)	9,033
268,341	CIM Trust 1.43%, 07/25/2061(1)(2)	243,194
	COLT Mortgage Loan Trust
27,368	0.80%, 07/27/2054(1)	24,745
89,141	0.91%, 06/25/2066(1)(2)	77,637
157,627	0.92%, 08/25/2066(1)(2)	133,803
279,397	0.96%, 09/27/2066(1)(2)	236,452
380,174	1.11%, 10/25/2066(1)(2)	330,000
25,490	1.33%, 10/26/2065(1)(2)	24,107
213,408	1.40%, 10/25/2066(1)(2)	184,089
4,770	1.51%, 04/27/2065(1)(2)	4,713
406,676	2.28%, 12/27/2066(1)(2)	368,074
69,634	4.30%, 03/25/2067(1)(2)	69,949
201,387	COLT Trust 1.39%, 01/25/2065(1)(2)	175,121
	CSMC Trust
67,451	0.83%, 03/25/2056(1)(2)	56,710
150,661	0.94%, 05/25/2066(1)(2)	128,085
344,729	1.17%, 07/25/2066(1)(2)	296,165
123,952	1.18%, 02/25/2066(1)(2)	110,640
186,408	1.84%, 10/25/2066(1)(2)	168,060
118,591	2.00%, 01/25/2060(1)(2)	107,612
40,884	2.21%, 05/25/2065(1)(4)	39,136

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
$ 487,811	2.27%, 11/25/2066(1)(2)	$447,643
61,244	4.14%, 12/27/2060(1)(2)	61,379
	Deephaven Residential Mortgage Trust
11,704	0.72%, 05/25/2065(1)(2)	11,252
38,705	0.90%, 04/25/2066(1)(2)	34,440
	Ellington Financial Mortgage Trust
23,336	0.80%, 02/25/2066(1)(2)	20,456
47,053	0.93%, 06/25/2066(1)(2)	39,653
13,909	1.18%, 10/25/2065(1)(2)	13,155
260,709	1.24%, 09/25/2066(1)(2)	220,136
930,961	2.21%, 01/25/2067(1)(2)	821,552
13,485	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	12,380
	Federal National Mortgage Association Connecticut Avenue Securities Trust
94,000	5.98%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	94,648
334,961	7.43%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	346,696
365,000	7.48%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	372,967
	GCAT Trust
73,498	0.87%, 01/25/2066(1)(2)	62,966
82,259	1.04%, 05/25/2066(1)(2)	69,736
258,284	1.09%, 08/25/2066(1)(2)	216,714
367,600	1.26%, 07/25/2066(1)(2)	314,022
329,677	1.86%, 08/25/2066(1)(2)	301,900
116,436	1.92%, 08/25/2066(1)(2)	108,553
13,385	2.56%, 04/25/2065(1)(4)	12,891
4,594	3.25%, 01/25/2060(1)(4)	4,523
	Imperial Fund Mortgage Trust
135,161	1.07%, 09/25/2056(1)(2)	116,608
441,986	2.09%, 01/25/2057(1)(2)	384,675
518,790	3.64%, 03/25/2067(1)(4)	495,992
	Legacy Mortgage Asset Trust
67,946	5.65%, 11/25/2060(1)(4)	67,694
60,128	5.75%, 04/25/2061(1)(4)	59,961
84,428	5.75%, 07/25/2061(1)(4)	85,202
	MetLife Securitization Trust
29,634	3.75%, 03/25/2057(1)(2)	28,947
16,226	3.75%, 04/25/2058(1)(2)	16,024
	MFA Trust
10,634	1.01%, 01/26/2065(1)(2)	10,111
94,424	1.03%, 11/25/2064(1)(2)	83,693
35,771	1.15%, 04/25/2065(1)(2)	33,894
681,108	Morgan Stanley Residential Mortgage Loan Trust 4.25%, 02/25/2065(1)(2)	666,083
	New Residential Mortgage Loan Trust
46,993	0.94%, 07/25/2055(1)(2)	42,807
25,327	0.94%, 10/25/2058(1)(2)	24,937
265,953	1.16%, 11/27/2056(1)(2)	239,871
7,598	1.65%, 05/24/2060(1)(2)	7,417
407,141	2.28%, 04/25/2061(1)(2)	364,098
62,803	3.50%, 12/25/2057(1)(2)	61,034
10,251	3.75%, 03/25/2056(1)(2)	9,935
27,190	3.75%, 11/25/2058(1)(2)	26,311
121,381	4.00%, 03/25/2057(1)(2)	118,044
130,698	4.00%, 12/25/2057(1)(2)	127,902
782,723	5.00%, 06/25/2062(1)(4)	780,188
164,737	NMLT Trust 1.19%, 05/25/2056(1)(2)	142,373
	OBX Trust
179,191	1.05%, 07/25/2061(1)(2)	147,834
115,121	1.07%, 02/25/2066(1)(2)	101,024
134,020	1.96%, 10/25/2061(1)(2)	115,774
376,719	2.31%, 11/25/2061(1)(2)	341,116
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
	PRET LLC
$ 1,026,505	5.19%, 10/25/2055(1)(4)	$1,026,156
532,443	5.66%, 07/25/2055(1)(4)	533,081
487,440	5.73%, 08/25/2055(1)(4)	488,285
787,012	5.74%, 06/25/2055(1)(4)	790,154
302,104	5.84%, 09/25/2051(1)(4)	302,076
686,930	6.37%, 04/25/2055(1)(4)	691,051
710,000	PRET Trust 4.15%, 01/25/2070(1)(4)	690,875
	PRPM LLC
901,903	3.00%, 05/25/2055(1)(4)	854,495
612,140	3.75%, 04/25/2055(1)(4)	596,304
335,891	5.50%, 08/25/2030(1)(4)	336,047
176,059	5.73%, 07/25/2030(1)(4)	175,979
91,651	6.26%, 05/25/2030(1)(4)	93,846
18,597	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(2)	17,966
815,171	SG Residential Mortgage Trust 1.74%, 12/25/2061(1)(2)	708,072
66,521	STAR Trust 1.22%, 05/25/2065(1)(2)	62,554
	Starwood Mortgage Residential Trust
20,939	0.94%, 05/25/2065(1)(2)	19,891
272,067	1.16%, 08/25/2056(1)(2)	242,532
7,866	1.49%, 04/25/2065(1)(2)	7,675
278,363	1.92%, 11/25/2066(1)(2)	246,115
	Towd Point Mortgage Trust
80,114	1.75%, 10/25/2060(1)	73,189
55,253	2.75%, 10/25/2057(1)(2)	54,408
30,079	2.90%, 10/25/2059(1)(2)	28,925
317,421	2.92%, 11/30/2060(1)(2)	283,083
9,854	3.25%, 03/25/2058(1)(2)	9,750
123,961	3.75%, 03/25/2058(1)(2)	120,818
93,582	TRK Trust 1.15%, 07/25/2056(1)(2)	85,085
	Verus Securitization Trust
42,810	0.92%, 02/25/2064(1)(2)	40,024
126,688	0.94%, 07/25/2066(1)(2)	105,633
507,449	1.01%, 09/25/2066(1)(2)	439,549
41,772	1.03%, 02/25/2066(1)(2)	38,109
183,209	1.82%, 11/25/2066(1)(2)	169,965
395,220	1.83%, 10/25/2066(1)(4)	361,997
289,193	2.72%, 01/25/2067(1)(4)	272,064
123,454	VOLT CIII LLC 5.99%, 08/25/2051(1)(4)	123,301
14,060	VOLT XCV LLC 6.24%, 03/27/2051(1)(4)	14,041
		23,527,465
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $62,111,562)	$60,985,188
CORPORATE BONDS - 26.7%
	Aerospace & Defense - 0.7%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$205,979
	Boeing Co.
115,000	2.95%, 02/01/2030	108,588
65,000	3.20%, 03/01/2029	62,765
460,000	5.15%, 05/01/2030	473,173
400,000	5.71%, 05/01/2040	407,870
160,000	6.39%, 05/01/2031	174,014
105,000	6.53%, 05/01/2034	116,179
50,000	7.01%, 05/01/2064	57,225
20,000	L3Harris Technologies, Inc. 1.80%, 01/15/2031	17,611
	Northrop Grumman Corp.
100,000	4.65%, 07/15/2030	101,868
215,000	5.15%, 05/01/2040	214,882

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Aerospace & Defense - 0.7% - (continued)
	RTX Corp.
$ 298,000	4.13%, 11/16/2028	$298,359
65,000	5.75%, 11/08/2026	66,050
		2,304,563
	Agriculture - 0.5%
	BAT Capital Corp.
235,000	5.63%, 08/15/2035	244,121
95,000	5.83%, 02/20/2031	100,492
	Philip Morris International, Inc.
300,000	4.38%, 11/01/2027	302,075
160,000	4.75%, 11/01/2031	162,792
290,000	5.13%, 02/15/2030	299,365
240,000	5.13%, 02/13/2031	248,055
75,000	5.38%, 02/15/2033	78,107
15,000	5.63%, 11/17/2029	15,738
140,000	5.63%, 09/07/2033	148,103
		1,598,848
	Apparel - 0.1%
	Tapestry, Inc.
205,000	5.10%, 03/11/2030	209,984
50,000	5.50%, 03/11/2035	50,917
		260,901
	Auto Manufacturers - 0.1%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	246,039
	Beverages - 0.5%
425,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	399,810
100,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	100,874
190,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	197,702
	Keurig Dr. Pepper, Inc.
231,000	2.25%, 03/15/2031	204,960
130,000	3.95%, 04/15/2029	128,142
170,000	4.05%, 04/15/2032	163,186
215,000	4.60%, 05/15/2030	215,654
90,000	5.20%, 03/15/2031	92,247
104,000	5.30%, 03/15/2034	105,742
		1,608,317
	Biotechnology - 0.2%
790,000	Royalty Pharma PLC 5.20%, 09/25/2035(5)	791,449
	Chemicals - 0.1%
320,000	Nutrien Ltd. 4.90%, 03/27/2028	325,489
	Commercial Banks - 4.4%
	Bank of America Corp.
390,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	347,026
165,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(2)	143,776
250,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(2)	232,517
555,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(2)	507,187
234,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(2)	232,402
20,000	5.46%, 05/09/2036, (5.46% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	20,924
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Commercial Banks - 4.4% - (continued)
$ 195,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	$199,918
	Bank of New York Mellon Corp.
195,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(2)	201,489
65,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	66,958
210,000	BNP Paribas SA 5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(2)	215,417
	BPCE SA
285,000	2.28%, 01/20/2032, (2.28% fixed rate until 01/20/2031; 6 mo. USD SOFR + 1.31% thereafter)(1)(2)	251,403
255,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(2)	261,357
250,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(2)	266,578
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(2)	255,064
	Citigroup, Inc.
705,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	705,856
335,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	341,731
22,000	6.27%, 11/17/2033, (6.27% fixed rate until 11/17/2032; 6 mo. USD SOFR + 2.34% thereafter)(2)	24,004
255,000	Citizens Financial Group, Inc. 5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(2)	260,893
	Credit Agricole SA
365,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(2)	362,852
525,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(2)	538,343
405,000	5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(2)	416,724
185,000	Deutsche Bank AG 5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(2)	189,256
	Goldman Sachs Group, Inc.
25,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(2)	22,107
106,000	2.60%, 02/07/2030	99,285
315,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	318,977
285,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	291,631

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Commercial Banks - 4.4% - (continued)
$ 95,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	$98,031
275,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	283,799
	HSBC Holdings PLC
200,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	186,413
200,000	4.62%, 11/06/2031, 6 mo. USD SOFR + 1.19%(2)	200,221
425,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(2)	434,876
450,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	463,029
	JP Morgan Chase & Co.
249,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(2)	220,587
320,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	287,646
20,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	18,232
250,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	249,128
520,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	524,021
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	203,930
20,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	20,224
275,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	282,137
475,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	490,614
100,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	103,323
120,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	124,582
150,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	155,530
250,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	260,893
235,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	247,667
	Morgan Stanley
22,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	19,241
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Commercial Banks - 4.4% - (continued)
$ 25,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	$21,878
332,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	310,780
100,000	3.77%, 01/24/2029, (3.77% fixed rate until 01/24/2028; 3 mo. USD Term SOFR + 1.40% thereafter)(2)	99,147
141,000	3.97%, 07/22/2038(2)	126,990
75,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	75,893
90,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	92,915
255,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	263,127
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	245,143
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(2)	246,148
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)(5)	250,705
385,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(2)	396,448
	Wells Fargo & Co.
90,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(2)	83,909
50,000	4.48%, 04/04/2031, (4.48% fixed rate until 04/04/2030; 3 mo. USD Term SOFR + 4.03% thereafter)(2)	50,293
121,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(2)	112,939
175,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(2)	180,478
293,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	303,250
235,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(2)	243,231
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(2)	158,676
170,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(2)	188,768
		15,098,517
	Diversified Financial Services - 1.0%
	American Express Co.
495,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	509,082
280,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(2)	288,534
360,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	368,025

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Diversified Financial Services - 1.0% - (continued)
	Capital One Financial Corp.
$ 255,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(2)	$253,144
145,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(2)	153,751
255,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(2)	265,751
240,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(2)	270,675
420,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	419,071
360,000	Intercontinental Exchange, Inc. 2.65%, 09/15/2040	266,655
	Synchrony Financial
385,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	391,632
165,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	168,707
		3,355,027
	Electric - 5.3%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	73,315
117,000	4.15%, 08/15/2044	100,332
335,000	4.30%, 03/15/2031	335,189
40,000	5.10%, 04/02/2035	40,898
185,000	Arizona Public Service Co. 5.70%, 08/15/2034	194,532
120,000	Baltimore Gas & Electric Co. 5.45%, 06/01/2035	124,985
210,000	CenterPoint Energy, Inc. 5.40%, 06/01/2029	217,450
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	61,077
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	133,528
175,000	5.50%, 03/15/2055	174,665
110,000	5.70%, 05/15/2054	112,891
	Dominion Energy, Inc.
30,000	4.05%, 09/15/2042	24,874
270,000	5.00%, 06/15/2030	276,970
	Duke Energy Corp.
825,000	2.55%, 06/15/2031	747,692
70,000	3.50%, 06/15/2051	49,542
120,000	3.75%, 09/01/2046	92,517
445,000	4.95%, 09/15/2035	442,469
65,000	5.00%, 08/15/2052	58,709
	Duke Energy Indiana LLC
45,000	2.75%, 04/01/2050	28,588
82,000	3.25%, 10/01/2049	57,760
15,000	6.45%, 04/01/2039	16,819
170,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	170,865
	Duke Energy Progress LLC
40,000	4.20%, 08/15/2045	34,044
150,000	5.05%, 03/15/2035	152,967
195,000	5.55%, 03/15/2055	196,675
	Edison International
60,000	5.25%, 03/15/2032	59,381
240,000	6.25%, 03/15/2030	249,239
	Eversource Energy
85,000	4.45%, 12/15/2030	84,706
400,000	5.13%, 05/15/2033	406,061
245,000	5.45%, 03/01/2028	251,255
211,000	5.50%, 01/01/2034	218,580
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Electric - 5.3% - (continued)
$ 70,000	FirstEnergy Corp. 3.90%, 07/15/2027(4)	$69,562
17,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	17,029
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	255,004
	Georgia Power Co.
205,000	4.00%, 10/01/2028	204,849
71,000	4.30%, 03/15/2042	62,929
265,000	4.55%, 03/15/2030	269,612
240,000	4.65%, 05/16/2028	243,606
160,000	5.20%, 03/15/2035	164,876
205,000	Interstate Power & Light Co. 5.60%, 06/29/2035	213,800
55,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	55,779
15,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	15,945
210,000	National Grid PLC 5.60%, 06/12/2028	217,329
514,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	470,932
	NSTAR Electric Co.
275,000	5.20%, 03/01/2035	281,294
75,000	5.40%, 06/01/2034	77,970
69,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	62,981
	Ohio Edison Co.
85,000	4.95%, 12/15/2029(1)	87,022
50,000	5.50%, 01/15/2033(1)	52,188
325,000	Ohio Power Co. 5.00%, 06/01/2033	330,066
190,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	197,108
	Pacific Gas & Electric Co.
730,000	2.50%, 02/01/2031	653,390
175,000	3.25%, 06/01/2031	161,601
102,000	3.30%, 08/01/2040	77,459
85,000	3.50%, 08/01/2050	58,084
50,000	4.75%, 02/15/2044	42,687
49,000	4.95%, 07/01/2050	42,176
185,000	5.05%, 10/15/2032	185,325
405,000	5.80%, 05/15/2034	419,726
144,000	5.90%, 10/01/2054	140,189
170,000	6.10%, 01/15/2029	177,337
125,000	6.10%, 10/15/2055	124,907
114,000	6.15%, 01/15/2033	121,001
60,000	6.15%, 03/01/2055	60,407
380,000	6.75%, 01/15/2053	410,445
316,000	6.95%, 03/15/2034	350,678
	Pinnacle West Capital Corp.
139,000	4.90%, 05/15/2028	141,136
180,000	5.15%, 05/15/2030	185,488
375,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	379,537
	Public Service Enterprise Group, Inc.
25,000	2.45%, 11/15/2031	22,254
225,000	4.90%, 03/15/2030	229,653
20,000	5.45%, 04/01/2034	20,770
95,000	6.13%, 10/15/2033	102,540
	Puget Energy, Inc.
60,000	4.22%, 03/15/2032	57,589
655,000	5.73%, 03/15/2035	673,690
235,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	243,365
	Southern California Edison Co.
77,000	2.25%, 06/01/2030	69,359
75,000	2.75%, 02/01/2032	66,317
216,000	3.65%, 02/01/2050	152,347
40,000	3.90%, 03/15/2043	31,288
24,000	4.00%, 04/01/2047	18,311
270,000	4.13%, 03/01/2048	208,722
85,000	4.65%, 10/01/2043	72,972
100,000	5.15%, 06/01/2029	101,878

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Electric - 5.3% - (continued)
$ 70,000	5.20%, 06/01/2034	$70,057
205,000	5.45%, 03/01/2035	207,813
131,000	5.45%, 06/01/2052	120,582
173,000	5.70%, 03/01/2053	164,115
105,000	5.88%, 12/01/2053	102,201
140,000	5.90%, 03/01/2055	137,758
150,000	5.95%, 11/01/2032	158,272
70,000	6.00%, 01/15/2034	73,412
55,000	6.20%, 09/15/2055	56,132
	Southern Co.
4,000	3.25%, 07/01/2026	3,976
63,000	3.70%, 04/30/2030(5)	61,516
190,000	4.85%, 06/15/2028	193,397
70,000	4.85%, 03/15/2035	69,309
335,000	Southern Power Co. 4.90%, 10/01/2035	331,441
110,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	112,352
55,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	56,473
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	36,340
20,000	4.20%, 05/15/2045	16,842
425,000	4.90%, 09/15/2035	423,718
320,000	5.00%, 04/01/2033	326,409
195,000	5.00%, 01/15/2034	197,308
75,000	5.05%, 08/15/2034	76,106
190,000	5.15%, 03/15/2035	193,809
50,000	5.35%, 01/15/2054	48,204
40,000	5.65%, 03/15/2055	40,263
110,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	113,725
	Xcel Energy, Inc.
80,000	4.60%, 06/01/2032	79,444
295,000	5.60%, 04/15/2035	306,064
		18,118,122
	Environmental Control - 0.1%
	Republic Services, Inc.
80,000	1.45%, 02/15/2031	69,501
120,000	4.88%, 04/01/2029	122,940
225,000	5.20%, 11/15/2034	233,584
90,000	Veralto Corp. 5.50%, 09/18/2026	90,981
		517,006
	Food - 1.1%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
75,000	3.63%, 01/15/2032	70,035
155,000	5.75%, 04/01/2033	161,469
205,000	6.75%, 03/15/2034	226,167
85,000	7.25%, 11/15/2053	96,295
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
315,000	5.50%, 01/15/2036(1)	319,196
475,000	6.38%, 04/15/2066(1)	485,934
410,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	420,447
	Mars, Inc.
50,000	4.60%, 03/01/2028(1)	50,589
745,000	5.00%, 03/01/2032(1)	765,580
235,000	5.20%, 03/01/2035(1)	241,202
745,000	5.65%, 05/01/2045(1)	759,296
100,000	5.80%, 05/01/2065(1)	102,852
		3,699,062
	Gas - 0.8%
105,000	Boston Gas Co. 3.76%, 03/16/2032(1)	99,737
185,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	183,019
90,000	CenterPoint Energy Resources Corp. 1.75%, 10/01/2030	79,876
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Gas - 0.8% - (continued)
$ 55,000	East Ohio Gas Co. 3.00%, 06/15/2050(1)	$35,839
320,000	MPLX LP 5.50%, 06/01/2034	326,136
	NiSource, Inc.
75,000	1.70%, 02/15/2031	65,236
147,000	3.49%, 05/15/2027	145,692
15,000	4.38%, 05/15/2047	12,693
250,000	5.25%, 03/30/2028	256,265
365,000	5.35%, 07/15/2035(5)	372,351
110,000	5.40%, 06/30/2033	114,015
	Southern California Gas Co.
121,000	5.60%, 04/01/2054	121,976
75,000	5.75%, 06/01/2053	75,975
325,000	6.00%, 06/15/2055	340,876
275,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	276,607
	Southwest Gas Corp.
104,000	2.20%, 06/15/2030	94,745
35,000	4.15%, 06/01/2049	28,413
		2,629,451
	Healthcare - Products - 0.3%
	GE HealthCare Technologies, Inc.
245,000	5.50%, 06/15/2035	253,908
100,000	5.91%, 11/22/2032	107,625
655,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	654,694
		1,016,227
	Healthcare - Services - 0.6%
	Centene Corp.
135,000	2.50%, 03/01/2031	116,178
205,000	2.63%, 08/01/2031	175,870
265,000	Cigna Group 4.88%, 09/15/2032	267,400
	Humana, Inc.
315,000	5.38%, 04/15/2031	325,350
220,000	5.55%, 05/01/2035	224,964
190,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	189,138
	UnitedHealth Group, Inc.
85,000	2.75%, 05/15/2040	63,587
20,000	3.50%, 08/15/2039	16,721
80,000	3.70%, 08/15/2049	60,258
87,000	4.75%, 07/15/2045	79,244
35,000	4.95%, 05/15/2062	30,942
30,000	5.30%, 02/15/2030	31,249
105,000	5.30%, 06/15/2035	108,686
270,000	5.38%, 04/15/2054	259,775
35,000	5.75%, 07/15/2064	34,953
105,000	5.88%, 02/15/2053	107,824
20,000	6.05%, 02/15/2063	20,958
		2,113,097
	Household Products - 0.2%
115,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	115,387
	Kenvue, Inc.
285,000	4.85%, 05/22/2032(5)	288,735
165,000	5.05%, 03/22/2053	151,179
		555,301
	Insurance - 0.5%
	Athene Global Funding
280,000	2.65%, 10/04/2031(1)	248,463
40,000	2.72%, 01/07/2029(1)	37,806
280,000	4.72%, 10/08/2029(1)	281,080
330,000	5.68%, 02/23/2026(1)	331,275
	Equitable Financial Life Global Funding
90,000	1.80%, 03/08/2028(1)	85,176

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Insurance - 0.5% - (continued)
$ 150,000	5.00%, 03/27/2030(1)	$153,342
20,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	20,057
230,000	GA Global Funding Trust 4.50%, 09/18/2030(1)	226,879
200,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	202,271
265,000	Travelers Cos., Inc. 5.05%, 07/24/2035	270,187
		1,856,536
	Internet - 0.7%
455,000	Alphabet, Inc. 5.30%, 05/15/2065	447,077
	Meta Platforms, Inc.
375,000	4.60%, 05/15/2028	381,315
205,000	4.60%, 11/15/2032	206,031
450,000	5.50%, 11/15/2045	446,108
275,000	5.55%, 08/15/2064	266,280
520,000	Uber Technologies, Inc. 4.80%, 09/15/2035	516,067
		2,262,878
	Investment Company Security - 0.5%
	Ares Strategic Income Fund
310,000	5.15%, 01/15/2031(1)	304,000
270,000	5.80%, 09/09/2030(1)	272,309
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	514,888
510,000	Blackstone Secured Lending Fund 5.13%, 01/31/2031	502,600
		1,593,797
	IT Services - 0.4%
320,000	Accenture Capital, Inc. 4.25%, 10/04/2031	319,434
250,000	Apple, Inc. 4.15%, 05/10/2030	252,544
360,000	Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	340,270
300,000	International Business Machines Corp. 4.80%, 02/10/2030	307,105
		1,219,353
	Machinery-Diversified - 0.3%
455,000	John Deere Capital Corp. 4.25%, 06/05/2028	458,717
	Westinghouse Air Brake Technologies Corp.
200,000	4.90%, 05/29/2030	204,425
300,000	5.61%, 03/11/2034	315,131
		978,273
	Media - 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
20,000	3.70%, 04/01/2051	13,073
41,000	3.85%, 04/01/2061	25,236
380,000	4.40%, 12/01/2061	257,429
70,000	5.25%, 04/01/2053	56,989
145,000	5.85%, 12/01/2035(5)	144,608
530,000	6.38%, 10/23/2035	549,002
	Comcast Corp.
265,000	2.89%, 11/01/2051	160,589
379,000	3.20%, 07/15/2036	320,563
212,000	3.75%, 04/01/2040	176,144
425,000	4.55%, 01/15/2029	431,575
	Cox Communications, Inc.
195,000	2.60%, 06/15/2031(1)	173,739
20,000	5.45%, 09/01/2034(1)	19,781
50,000	5.80%, 12/15/2053(1)	44,350
270,000	5.95%, 09/01/2054(1)	246,026
	Paramount Global
5,000	4.20%, 05/19/2032	4,625
175,000	4.38%, 03/15/2043	132,533
80,000	4.95%, 01/15/2031	78,446
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Media - 0.9% - (continued)
$ 10,000	4.95%, 05/19/2050	$7,812
295,000	5.85%, 09/01/2043	265,091
		3,107,611
	Mining - 0.4%
	BHP Billiton Finance USA Ltd.
100,000	4.90%, 02/28/2033	102,240
65,000	5.13%, 02/21/2032	67,420
70,000	5.25%, 09/08/2033	72,914
	Glencore Funding LLC
250,000	5.37%, 04/04/2029(1)	257,770
90,000	5.63%, 04/04/2034(1)	93,854
335,000	6.38%, 10/06/2030(1)	361,311
40,000	6.50%, 10/06/2033(1)	44,182
170,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	186,685
	Rio Tinto Finance USA PLC
65,000	5.00%, 03/14/2032	67,026
175,000	5.88%, 03/14/2065	183,153
		1,436,555
	Oil & Gas - 1.2%
	Aker BP ASA
190,000	5.25%, 10/30/2035(1)	186,837
305,000	5.80%, 10/01/2054(1)	282,411
	ConocoPhillips Co.
316,000	3.80%, 03/15/2052	238,591
118,000	4.03%, 03/15/2062	87,645
55,000	5.30%, 05/15/2053	52,125
145,000	5.65%, 01/15/2065	142,778
130,000	5.70%, 09/15/2063	128,566
	Coterra Energy, Inc.
218,000	5.40%, 02/15/2035	219,575
237,000	5.60%, 03/15/2034	242,690
	Diamondback Energy, Inc.
60,000	5.75%, 04/18/2054	57,819
70,000	5.90%, 04/18/2064	67,069
35,000	6.25%, 03/15/2053	35,836
400,000	Eni SpA 5.75%, 05/19/2035(1)	417,967
	EOG Resources, Inc.
145,000	5.00%, 07/15/2032	148,112
310,000	5.35%, 01/15/2036	319,143
70,000	5.65%, 12/01/2054	69,999
187,000	Equinor ASA 3.63%, 04/06/2040	159,397
203,000	Hess Corp. 7.13%, 03/15/2033	236,174
165,000	Phillips 66 Co. 4.95%, 12/01/2027	167,644
	TotalEnergies Capital SA
140,000	5.43%, 09/10/2064	134,146
215,000	5.64%, 04/05/2064	213,761
	Var Energi ASA
200,000	5.88%, 05/22/2030(1)	208,116
215,000	6.50%, 05/22/2035(1)	227,908
		4,044,309
	Pharmaceuticals - 0.9%
	Cardinal Health, Inc.
560,000	4.50%, 09/15/2030(5)	563,017
355,000	5.00%, 11/15/2029	364,730
425,000	Cencora, Inc. 4.85%, 12/15/2029(5)	434,343
	CVS Health Corp.
20,000	1.75%, 08/21/2030	17,672
65,000	1.88%, 02/28/2031	56,735
190,000	2.13%, 09/15/2031	165,600
120,000	3.25%, 08/15/2029(5)	115,374
325,000	5.00%, 01/30/2029	331,753
55,000	5.05%, 03/25/2048	49,178
200,000	5.45%, 09/15/2035	204,219
	Eli Lilly & Co.
500,000	4.55%, 10/15/2032	504,813

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Pharmaceuticals - 0.9% - (continued)
$ 135,000	5.50%, 02/12/2055	$137,596
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	252,614
		3,197,644
	Pipelines - 1.4%
405,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	414,458
	Columbia Pipelines Holding Co. LLC
178,000	5.10%, 10/01/2031(1)	181,163
120,000	5.68%, 01/15/2034(1)	123,914
25,000	Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(1)	26,671
225,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	232,429
	Energy Transfer LP
25,000	5.15%, 03/15/2045	22,235
275,000	5.70%, 04/01/2035	283,403
	Enterprise Products Operating LLC
47,000	3.30%, 02/15/2053	32,170
115,000	4.60%, 01/15/2031	116,421
10,000	4.90%, 05/15/2046	9,196
70,000	5.20%, 01/15/2036	71,286
25,000	6.13%, 10/15/2039	27,210
	MPLX LP
380,000	4.80%, 02/15/2031	383,211
380,000	5.00%, 01/15/2033	380,057
105,000	5.40%, 09/15/2035	105,434
	ONEOK, Inc.
310,000	4.75%, 10/15/2031	310,016
505,000	5.05%, 11/01/2034	497,807
295,000	5.40%, 10/15/2035	296,087
55,000	6.05%, 09/01/2033	58,277
15,000	6.10%, 11/15/2032	16,048
25,000	6.63%, 09/01/2053	26,308
	Targa Resources Corp.
335,000	5.55%, 08/15/2035	342,097
130,000	5.65%, 02/15/2036	133,311
85,000	6.50%, 03/30/2034	92,785
295,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	279,281
	Whistler Pipeline LLC
105,000	5.70%, 09/30/2031(1)	108,609
127,000	5.95%, 09/30/2034(1)	130,410
		4,700,294
	Real Estate Investment Trusts - 0.6%
250,000	American Tower Corp. 5.25%, 07/15/2028	256,706
	Crown Castle, Inc.
55,000	2.10%, 04/01/2031	48,224
415,000	2.25%, 01/15/2031	369,754
214,000	3.80%, 02/15/2028	211,640
30,000	4.80%, 09/01/2028	30,363
25,000	4.90%, 09/01/2029	25,359
	Prologis Targeted U.S. Logistics Fund LP
110,000	4.25%, 01/15/2031(1)	109,207
325,000	4.75%, 01/15/2036(1)	318,161
	Realty Income Corp.
455,000	4.50%, 02/01/2033	449,319
170,000	5.13%, 04/15/2035	172,814
		1,991,547
	Retail - 0.3%
	AutoZone, Inc.
35,000	5.40%, 07/15/2034	36,175
90,000	6.55%, 11/01/2033	100,452
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	180,355
	McDonald's Corp.
235,000	3.63%, 09/01/2049	175,597
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Retail - 0.3% - (continued)
$ 250,000	5.00%, 02/13/2036	$251,848
	O'Reilly Automotive, Inc.
89,000	4.70%, 06/15/2032	89,547
70,000	5.00%, 08/19/2034	70,503
15,000	5.75%, 11/20/2026	15,242
		919,719
	Semiconductors - 1.3%
305,000	Applied Materials, Inc. 4.60%, 01/15/2036	301,659
	Broadcom, Inc.
155,000	4.15%, 02/15/2028	155,452
430,000	4.20%, 10/15/2030	429,191
100,000	5.05%, 07/12/2029	102,971
480,000	5.20%, 07/15/2035	494,441
	Foundry JV Holdco LLC
710,000	6.15%, 01/25/2032(1)	756,958
200,000	6.25%, 01/25/2035(1)(5)	212,838
	Intel Corp.
329,000	3.25%, 11/15/2049(5)	219,216
398,000	3.73%, 12/08/2047	292,566
105,000	4.10%, 05/11/2047	81,193
135,000	4.15%, 08/05/2032	130,396
70,000	4.75%, 03/25/2050	59,244
175,000	5.20%, 02/10/2033(5)	178,227
15,000	5.63%, 02/10/2043	14,802
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029	182,732
240,000	Micron Technology, Inc. 5.65%, 11/01/2032	251,929
345,000	NVIDIA Corp. 3.50%, 04/01/2040	296,179
	QUALCOMM, Inc.
290,000	4.75%, 05/20/2032	296,051
70,000	4.80%, 05/20/2045	65,322
		4,521,367
	Software - 0.3%
	Oracle Corp.
50,000	2.88%, 03/25/2031	45,577
269,000	3.60%, 04/01/2040	210,662
117,000	3.80%, 11/15/2037	98,979
25,000	3.95%, 03/25/2051	17,824
480,000	4.80%, 09/26/2032	475,058
195,000	5.38%, 07/15/2040	185,816
115,000	5.50%, 09/27/2064	100,272
		1,134,188
	Telecommunications - 0.8%
570,000	AT&T, Inc. 1.65%, 02/01/2028	540,346
	NTT Finance Corp.
200,000	4.88%, 07/16/2030(1)	203,784
860,000	5.17%, 07/16/2032(1)	883,686
	T-Mobile USA, Inc.
680,000	2.55%, 02/15/2031	618,463
185,000	3.00%, 02/15/2041	138,483
65,000	3.88%, 04/15/2030	63,668
80,000	4.70%, 01/15/2035	78,456
200,000	4.80%, 07/15/2028(5)	203,304
30,000	5.13%, 05/15/2032	30,840
		2,761,030
	Transportation - 0.2%
610,000	CSX Corp. 5.05%, 06/15/2035	620,421
	Trucking & Leasing - 0.0%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
25,000	4.20%, 04/01/2027(1)	24,961
55,000	4.40%, 07/01/2027(1)	55,121

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Trucking & Leasing - 0.0% - (continued)
$ 7,000	5.55%, 05/01/2028(1)	$7,205
65,000	6.05%, 08/01/2028(1)	67,817
		155,104
	Total Corporate Bonds (cost $90,333,257)	$90,738,042
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(6)	$361,800
200,000	5.00%, 07/15/2032(6)	203,400
		565,200
	Hungary - 0.1%
305,000	Hungary Government International Bonds 5.50%, 03/26/2036(1)	307,905
	Israel - 0.2%
	Israel Government International Bonds
200,000	2.75%, 07/03/2030	186,207
400,000	5.38%, 02/19/2030	414,477
		600,684
	Mexico - 0.7%
	Mexico Government International Bonds
1,365,000	5.38%, 03/22/2033	1,363,908
265,000	6.00%, 05/07/2036	271,175
425,000	6.63%, 01/29/2038	448,800
225,000	6.88%, 05/13/2037	243,731
		2,327,614
	Panama - 0.0%
200,000	Panama Government International Bonds 2.25%, 09/29/2032	164,020
	Romania - 0.3%
	Romania Government International Bonds
470,000	3.63%, 03/27/2032(6)	423,375
274,000	5.75%, 03/24/2035(1)	268,001
258,000	5.88%, 01/30/2029(1)	265,505
100,000	6.38%, 01/30/2034(1)	102,738
90,000	7.50%, 02/10/2037(1)	98,630
		1,158,249
	Total Foreign Government Obligations (cost $4,993,852)	$5,123,672
MUNICIPAL BONDS - 0.1%
	Development - 0.1%
245,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$241,631
	Total Municipal Bonds (cost $250,270)	$241,631
U.S. GOVERNMENT AGENCIES - 31.6%
	Mortgage-Backed Agencies - 31.6%
	Federal Home Loan Mortgage Corp. - 4.8%
224,947	0.87%, 11/25/2030(2)(3)	$8,129
94,690	1.11%, 01/25/2030(2)(3)	3,705
1,394,966	1.11%, 06/25/2030(2)(3)	60,582
2,733	1.13%, 12/15/2027	2,669
3,377	1.25%, 12/15/2027	3,295
1,517,224	1.37%, 06/25/2030(2)(3)	78,566
1,080,491	1.43%, 05/25/2030(2)(3)	58,268
389,256	1.50%, 12/25/2050	319,917
1,208,234	1.56%, 05/25/2030(2)(3)	71,898
162,704	1.64%, 04/25/2030(2)(3)	9,591
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 31.6% - (continued)
	Mortgage-Backed Agencies - 31.6% - (continued)
	Federal Home Loan Mortgage Corp. - 4.8% - (continued)
$ 352,408	2.00%, 07/25/2050	$310,244
194,530	2.00%, 10/01/2051	159,518
1,999,236	2.00%, 12/01/2051	1,632,089
3,006,741	2.00%, 01/01/2052	2,455,155
15,634	2.50%, 12/15/2042	14,409
898,594	2.50%, 09/01/2051	763,292
1,423,025	4.50%, 08/01/2052	1,387,264
1,661,263	5.00%, 11/01/2052	1,666,654
3,941,039	5.50%, 05/01/2054	3,986,849
88,080	6.03%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	88,934
640,000	7.08%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	664,583
270,000	7.53%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	279,856
400,000	7.58%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	408,493
380,000	7.73%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	397,340
165,000	8.18%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	173,347
700,000	8.68%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	738,941
540,000	9.18%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	579,150
		16,322,738
	Federal National Mortgage Association - 6.2%
14,340	1.25%, 02/25/2028	13,993
2,903	1.50%, 09/25/2027	2,847
125,820	2.00%, 10/01/2051	102,565
449,780	2.00%, 11/01/2051	364,922
5,054,332	2.00%, 04/01/2052	4,116,818
849,316	2.50%, 02/01/2052	721,416
1,115,323	2.50%, 05/01/2052	948,090
887,997	2.50%, 06/01/2052	756,845
839,004	2.50%, 07/01/2052	714,737
720,564	2.50%, 08/01/2052	613,985
282,000	3.00%, 12/25/2045	257,309
302,379	3.00%, 10/25/2046	276,347
313,000	3.00%, 03/25/2047	278,581
163,609	3.00%, 03/01/2050	146,451
1,659,863	3.00%, 11/01/2051	1,478,572
423,379	3.50%, 08/01/2043	402,032
735,000	4.50%, 12/25/2041	730,835
2,623,596	4.50%, 12/01/2052	2,569,040
2,087,820	5.50%, 06/01/2053	2,117,389
4,309,040	5.50%, 04/01/2054	4,359,128
		20,971,902
	Government National Mortgage Association - 6.1%
1,954,414	2.00%, 12/20/2050	1,626,182
2,250,000	2.00%, 11/20/2055(7)	1,870,940
1,775,847	2.50%, 03/20/2051	1,538,188
1,086,885	2.50%, 07/20/2051	941,180
2,640,962	2.50%, 09/20/2051	2,286,912
1,660,222	3.00%, 04/20/2051	1,494,459
359,759	3.00%, 05/20/2051	323,664
1,808,720	3.00%, 10/20/2051	1,626,696
2,723,240	3.50%, 08/20/2052	2,502,214
1,650,000	4.00%, 11/20/2055(7)	1,560,294
4,103,981	5.00%, 09/20/2054	4,095,266
1,100,000	5.00%, 11/20/2054(7)	1,096,528
		20,962,523
	Uniform Mortgage-Backed Security - 14.5%
1,200,000	1.50%, 11/01/2040(7)	1,074,823

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 31.6% - (continued)
	Mortgage-Backed Agencies - 31.6% - (continued)
	Uniform Mortgage-Backed Security - 14.5% - (continued)
$ 300,000	1.50%, 11/01/2055(7)	$231,599
1,300,000	2.50%, 11/01/2040(7)	1,222,682
4,263,000	2.50%, 12/01/2055(7)	3,619,051
750,000	3.00%, 11/01/2040(7)	718,585
2,850,000	3.50%, 11/01/2055(7)	2,627,304
3,450,000	4.00%, 11/01/2055(7)	3,273,041
10,320,000	5.50%, 11/01/2054(7)	10,426,261
10,320,000	5.50%, 12/01/2054(7)	10,419,005
7,650,000	6.00%, 11/01/2054(7)	7,822,561
7,650,000	6.00%, 12/01/2054(7)	7,821,067
		49,255,979
	Total U.S. Government Agencies (cost $108,350,423)	$107,513,142
U.S. GOVERNMENT SECURITIES - 36.9%
	U.S. Treasury Securities - 36.9%
	U.S. Treasury Bonds - 9.7%
1,010,000	1.38%, 08/15/2050	$514,745
2,455,000	1.63%, 11/15/2050	1,334,714
630,000	2.00%, 02/15/2050	381,101
1,248,000	2.38%, 11/15/2049	825,679
1,105,000	2.50%, 02/15/2045	800,219
1,935,000	2.88%, 05/15/2052	1,395,392
7,170,000	3.00%, 02/15/2047	5,534,904
1,525,000	3.00%, 02/15/2048	1,163,944
6,105,000	3.00%, 08/15/2052	4,512,215
1,080,000	3.13%, 05/15/2048	841,514
385,000	3.38%, 11/15/2048	312,316
1,825,000	3.63%, 08/15/2043	1,604,859
1,840,000	3.63%, 02/15/2044	1,611,006
1,464,000	3.75%, 11/15/2043	1,307,764
600,000	4.13%, 08/15/2044	561,586
1,305,000	4.50%, 02/15/2044	1,286,445
3,570,000	4.50%, 11/15/2054	3,471,964
1,225,000	4.88%, 08/15/2045	1,261,750
3,955,000	5.00%, 05/15/2045	4,139,155
		32,861,272
	U.S. Treasury Inflation-Indexed Bonds - 1.6%
781,213	0.25%, 02/15/2050(8)	468,572
42,270	0.63%, 02/15/2043(8)	32,371
3,017,812	0.75%, 02/15/2042(8)	2,408,737
949,219	0.75%, 02/15/2045(8)	715,401
423,826	1.00%, 02/15/2046(8)	330,340
1,577,616	1.38%, 02/15/2044(8)	1,360,742
		5,316,163
	U.S. Treasury Inflation-Indexed Notes - 0.6%
1,654,560	1.75%, 01/15/2034(8)	1,660,754
378,326	1.88%, 07/15/2035(8)	381,434
		2,042,188
	U.S. Treasury Notes - 25.0%
8,143,000	0.38%, 09/30/2027	7,663,008
3,335,000	1.88%, 02/28/2029	3,153,529
4,565,000	2.75%, 08/15/2032	4,259,359
10,735,000	2.88%, 05/15/2028(9)(10)	10,549,234
1,835,000	2.88%, 05/15/2032	1,731,208
8,608,000	3.50%, 09/30/2026	8,588,094
9,025,000	3.75%, 05/15/2028	9,058,139
1,600,000	3.75%, 05/31/2030	1,603,625
4,235,000	3.75%, 12/31/2030	4,238,970
3,555,000	4.00%, 05/31/2030	3,601,243
2,800,000	4.00%, 07/31/2032	2,820,234
950,000	4.13%, 11/30/2029	966,254
2,740,000	4.25%, 01/31/2030	2,800,901
7,490,000	4.25%, 11/15/2034	7,603,520
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 36.9% - (continued)
	U.S. Treasury Securities - 36.9% - (continued)
	U.S. Treasury Notes - 25.0% - (continued)
$ 5,000,000	4.38%, 01/31/2032		$5,148,828
5,136,000	4.38%, 05/15/2034		5,271,422
5,380,000	4.50%, 03/31/2026		5,394,480
645,000	4.50%, 11/15/2033		668,684
			85,120,732
	Total U.S. Government Securities (cost $132,951,678)		$125,340,355
	Total Long-Term Investments (cost $398,991,042)		$389,942,030
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
671,013
Fixed Income Clearing Corp. Repurchase
Agreement dated 10/31/2025 at 4.15%,
due on 11/03/2025 with a maturity value of
$671,245; collateralized by U.S. Treasury
Note at 4.63%, maturing 02/15/2035, with
a market value of $684,616
			$671,013
	Securities Lending Collateral - 1.1%
3,712,070	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(11)		3,712,070
	Total Short-Term Investments (cost $4,383,083)		$4,383,083
	Total Investments (cost $403,374,125)	116.0%	$394,325,113
	Other Assets and Liabilities	(16.0)%	(54,321,852)
	Net Assets	100.0%	$340,003,261
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$75,390,643, representing 22.2% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Securities disclosed are interest-only strips.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

15

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

(5)	Represents entire or partial securities on loan.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $988,575, representing 0.3% of net assets.

(7)	Represents or includes a TBA transaction.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $707,541.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $378,338.
(11)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	10	12/31/2025	$2,082,422	$(4,669)
U.S. Treasury 5-Year Note Future	67	12/31/2025	7,317,133	(15,750)
U.S. Treasury Long Bond Future	27	12/19/2025	3,167,437	10,710
U.S. Treasury Ultra Bond Future	40	12/19/2025	4,851,250	172,451
Total				$162,742
Short position contracts:
U.S. Treasury 10-Year Note Future	(99)	12/19/2025	$(11,154,516)	$(4,656)
U.S. Treasury 10-Year Ultra Future	(25)	12/19/2025	(2,887,109)	29,480
Total				$24,824
Total futures contracts				$187,566

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	4,060,000	03/19/2045	Annual	$—	$(7,538)	$(95,963)	$(88,425)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,851	—	235,684	232,833
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,069	—	73,610	69,541
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(4,967)	62,305	67,272
3.59% Fixed	12 Mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,277	—	37,206	34,929
Total centrally cleared interest rate swaps contracts						$9,197	$(12,505)	$312,842	$316,150
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

16

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$60,985,188	$—	$60,985,188	$—
Corporate Bonds	90,738,042	—	90,738,042	—
Foreign Government Obligations	5,123,672	—	5,123,672	—
Municipal Bonds	241,631	—	241,631	—
U.S. Government Agencies	107,513,142	—	107,513,142	—
U.S. Government Securities	125,340,355	—	125,340,355	—
Short-Term Investments	4,383,083	3,712,070	671,013	—
Futures Contracts(2)	212,641	212,641	—	—
Swaps - Interest Rate(2)	404,575	—	404,575	—
Total	$394,942,329	$3,924,711	$391,017,618	$—
Liabilities
Futures Contracts(2)	$(25,075)	$(25,075)	$—	$—
Swaps - Interest Rate(2)	(88,425)	—	(88,425)	—
Total	$(113,500)	$(25,075)	$(88,425)	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

17

Hartford Dynamic Bond ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.9%
	Auto Manufacturers - 0.3%
$ 125,000	Ford Motor Co. 4.75%, 01/15/2043	$100,592
	Beverages - 0.2%
145,000	Keurig Dr. Pepper, Inc. 3.35%, 03/15/2051	98,247
	Biotechnology - 0.2%
100,000	Royalty Pharma PLC 4.45%, 03/25/2031	99,339
	Chemicals - 0.5%
200,000	Inversion Escrow Issuer LLC 6.75%, 08/01/2032(1)	195,282
	Commercial Banks - 0.7%
95,000	Citigroup, Inc. 6.88%, 08/15/2030, 5 yr. USD CMT + 2.89%(2)(3)	97,886
200,000	HSBC Holdings PLC 4.62%, 11/06/2031, 6 mo. USD SOFR + 1.19%(3)	200,221
		298,107
	Commercial Services - 0.5%
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(1)	195,748
	Diversified Financial Services - 1.0%
100,000	Bread Financial Holdings, Inc. 6.75%, 05/15/2031(1)	100,684
105,000	goeasy Ltd. 6.88%, 02/15/2031(1)	102,610
110,000	OneMain Finance Corp. 4.00%, 09/15/2030	102,299
95,000	Synchrony Financial 6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(3)	97,134
		402,727
	Electric - 5.7%
	American Electric Power Co., Inc.
200,000	5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(3)	200,361
60,000	6.05%, 03/15/2056, (6.05% fixed rate until 12/15/2035; 5 yr. USD CMT + 1.94% thereafter)(3)	60,762
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	61,078
125,000	Dayton Power & Light Co. 4.55%, 08/15/2030(1)	124,405
215,000	Dominion Energy, Inc. 6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(3)	217,417
211,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(3)	210,061
100,000	FirstEnergy Transmission LLC 2.87%, 09/15/2028(1)	96,511
	Pacific Gas & Electric Co.
445,000	2.50%, 02/01/2031	398,299
275,000	3.50%, 08/01/2050	187,919
175,000	4.55%, 07/01/2030	173,888
95,000	Puget Energy, Inc. 4.10%, 06/15/2030	93,025
125,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(3)(4)	128,439
	Southern California Edison Co.
225,000	2.75%, 02/01/2032	198,952
14,000	3.65%, 02/01/2050	9,874
65,000	3.65%, 06/01/2051	45,377
61,000	4.00%, 04/01/2047	46,540
		2,252,908
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.9% - (continued)
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
$ 110,000	4.28%, 03/15/2032	$100,753
65,000	5.05%, 03/15/2042	52,178
		152,931
	Food - 0.5%
200,000	Conagra Brands, Inc. 5.00%, 08/01/2030	202,701
	Forest Products & Paper - 0.3%
140,000	Suzano Austria GmbH 3.75%, 01/15/2031	132,505
	Gas - 0.4%
100,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(3)	102,514
50,000	MPLX LP 4.95%, 03/14/2052	42,648
		145,162
	Healthcare - Services - 0.4%
65,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	63,605
92,000	Centene Corp. 2.50%, 03/01/2031	79,173
		142,778
	Insurance - 2.5%
200,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(3)	204,250
	Athene Holding Ltd.
180,000	6.63%, 05/19/2055	188,432
195,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(3)	195,737
190,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(1)	197,310
95,000	Global Atlantic Fin Co. 4.40%, 10/15/2029(1)	93,419
12,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	7,702
100,000	RGA Global Funding 5.00%, 08/25/2032(1)	100,660
		987,510
	Internet - 0.6%
220,000	Meta Platforms, Inc. 4.20%, 11/15/2030	219,771
	Investment Company Security - 0.7%
200,000	Ares Strategic Income Fund 4.85%, 01/15/2029(1)	197,028
100,000	HPS Corporate Lending Fund 4.90%, 09/11/2028(1)	99,270
		296,298
	IT Services - 0.0%
15,000	Seagate Data Storage Technology Pte. Ltd. 4.09%, 06/01/2029(1)	14,592
	Media - 3.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital
95,000	3.70%, 04/01/2051	62,098
270,000	3.90%, 06/01/2052	177,194
421,000	3.95%, 06/30/2062	260,689
114,000	4.40%, 12/01/2061	77,229
	Cox Communications, Inc.
160,000	2.95%, 10/01/2050(1)	92,556
105,000	5.80%, 12/15/2053(1)	93,135
50,000	Gray Media, Inc. 7.25%, 08/15/2033(1)	48,953
	Paramount Global
105,000	4.20%, 05/19/2032	97,129
125,000	4.38%, 03/15/2043	94,666
105,000	Univision Communications, Inc. 4.50%, 05/01/2029(1)	98,686
405,000	Ziggo BV 4.88%, 01/15/2030(1)	382,259
		1,484,594

18

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.9% - (continued)
	Mining - 0.6%
$ 56,000	Fortescue Treasury Pty. Ltd. 4.38%, 04/01/2031(1)	$54,201
	Glencore Funding LLC
100,000	2.50%, 09/01/2030(1)	91,467
100,000	2.63%, 09/23/2031(1)	89,829
		235,497
	Miscellaneous Manufacturing - 0.5%
195,000	Entegris, Inc. 4.75%, 04/15/2029(1)	193,794
	Oil & Gas - 2.1%
150,000	APA Corp. 5.35%, 07/01/2049	124,564
120,000	Continental Resources, Inc. 4.90%, 06/01/2044	96,980
	Hilcorp Energy I LP/Hilcorp Finance Co.
30,000	6.00%, 02/01/2031(1)	28,405
75,000	6.88%, 05/15/2034(1)	71,250
	Phillips 66 Co.
100,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	99,403
200,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(3)	201,986
100,000	SM Energy Co. 7.00%, 08/01/2032(1)	97,827
100,000	Viper Energy Partners LLC 4.90%, 08/01/2030	100,699
		821,114
	Packaging & Containers - 0.2%
105,000	OI European Group BV 4.75%, 02/15/2030(1)	98,977
	Pharmaceuticals - 0.5%
225,000	Viatris, Inc. 2.70%, 06/22/2030	203,540
	Pipelines - 3.3%
130,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(1)	132,310
50,000	Enbridge, Inc. 7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(3)	53,401
	Energy Transfer LP
100,000	5.40%, 10/01/2047	90,447
200,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(3)	198,188
200,000	6.75%, 02/15/2056, (6.75% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.48% thereafter)(3)	200,620
	MPLX LP
70,000	4.70%, 04/15/2048	58,606
75,000	5.20%, 03/01/2047	67,411
100,000	Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	100,219
100,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(3)	103,057
	Venture Global Calcasieu Pass LLC
90,000	3.88%, 08/15/2029(1)	85,256
25,000	4.13%, 08/15/2031(1)	23,113
95,000	6.25%, 01/15/2030(1)	96,914
95,000	Whistler Pipeline LLC 5.40%, 09/30/2029(1)	97,364
		1,306,906
	Real Estate Investment Trusts - 1.0%
165,000	Brandywine Operating Partnership LP 6.13%, 01/15/2031	165,722
150,000	CubeSmart LP 5.13%, 11/01/2035	149,404
100,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 11/01/2037	99,266
		414,392
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.9% - (continued)
	Retail - 0.6%
$ 250,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	$249,362
	Semiconductors - 0.3%
110,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	101,432
	Software - 1.1%
105,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	97,755
500,000	Oracle Corp. 4.10%, 03/25/2061	344,501
		442,256
	Telecommunications - 1.1%
100,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(3)	105,104
100,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(3)	106,670
200,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	185,099
58,000	WULF Compute LLC 7.75%, 10/15/2030(1)	60,255
		457,128
	Transportation - 0.5%
	FedEx Corp.
110,000	4.55%, 04/01/2046	92,377
105,000	4.75%, 11/15/2045	90,867
		183,244
	Water - 0.5%
200,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	194,991
	Total Corporate Bonds (cost $12,401,386)	$12,324,425
U.S. GOVERNMENT SECURITIES - 62.7%
	U.S. Treasury Securities - 62.7%
	U.S. Treasury Bonds - 2.7%
475,000	4.75%, 08/15/2055	$481,457
570,000	4.88%, 08/15/2045	587,100
		1,068,557
	U.S. Treasury Notes - 60.0%
5,675,000	3.50%, 09/30/2027	5,664,138
5,595,000	3.63%, 08/15/2028	5,598,934
190,000	3.63%, 09/30/2030	189,287
1,060,000	3.75%, 12/31/2030	1,060,994
1,590,000	3.88%, 04/30/2030	1,602,236
2,445,000	3.88%, 06/30/2030	2,463,624
4,145,000	4.13%, 11/30/2029	4,215,918
2,710,000	4.13%, 05/31/2032	2,750,862
350,000	4.25%, 08/15/2035	354,375
		23,900,368
	Total U.S. Government Securities (cost $24,999,886)	$24,968,925
	Total Long-Term Investments (cost $37,401,272)	$37,293,350
SHORT-TERM INVESTMENTS - 5.1%
	Securities Lending Collateral - 0.3%
132,500	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(5)	$132,500

19

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.1% - (continued)
	U.S. Treasury Securities - 4.8%
	U.S. Treasury Bills - 4.8%
$ 1,895,000	3.81%, 12/09/2025(6)		$1,887,284
	Total Short-Term Investments (cost $2,019,784)		$2,019,784
	Total Investments (cost $39,421,056)	98.7%	$39,313,134
	Other Assets and Liabilities	1.3%	537,413
	Net Assets	100.0%	$39,850,547
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$4,456,530, representing 11.2% of net assets.

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Represents entire or partial securities on loan.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$12,324,425	$—	$12,324,425	$—
U.S. Government Securities	24,968,925	—	24,968,925	—
Short-Term Investments	2,019,784	132,500	1,887,284	—
Total	$39,313,134	$132,500	$39,180,634	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.

20

Hartford Large Cap Growth ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 3.9%
15,999	Tesla, Inc.*	$7,304,503
	Capital Goods - 2.2%
3,796	GE Vernova, Inc.	2,221,191
6,381	RTX Corp.	1,139,009
3,684	Vertiv Holdings Co. Class A	710,496
		4,070,696
	Consumer Discretionary Distribution & Retail - 6.6%
35,009	Amazon.com, Inc.*	8,549,898
26,872	Chewy, Inc. Class A*	906,124
5,264	Dick's Sporting Goods, Inc.	1,165,713
4,268	Home Depot, Inc.	1,620,090
		12,241,825
	Consumer Durables & Apparel - 0.5%
26,435	On Holding AG Class A*	982,060
	Consumer Services - 1.8%
52,677	DraftKings, Inc. Class A*	1,611,389
6,786	Marriott International, Inc. Class A	1,768,296
		3,379,685
	Energy - 0.5%
5,613	Targa Resources Corp.	864,627
	Financial Services - 2.1%
2,762	Evercore, Inc. Class A	813,575
15,063	KKR & Co., Inc.	1,782,405
11,621	Tradeweb Markets, Inc. Class A	1,224,737
		3,820,717
	Food, Beverage & Tobacco - 0.2%
5,397	Monster Beverage Corp.*	360,681
	Media & Entertainment - 16.6%
49,511	Alphabet, Inc. Class A	13,921,998
22,962	Liberty Media Corp.-Liberty Formula One Class C*	2,292,756
8,812	Meta Platforms, Inc. Class A	5,713,260
5,012	Netflix, Inc.*	5,607,726
4,367	Reddit, Inc. Class A*	912,485
3,959	ROBLOX Corp. Class A*	450,217
2,890	Spotify Technology SA*	1,893,875
		30,792,317
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
11,804	AbbVie, Inc.	2,573,744
5,513	Eli Lilly & Co.	4,756,947
26,091	Exact Sciences Corp.*	1,687,827
11,963	Natera, Inc.*	2,379,800
		11,398,318
	Real Estate Management & Development - 0.7%
18,015	Zillow Group, Inc. Class C*	1,350,765
	Semiconductors & Semiconductor Equipment - 23.7%
13,923	ARM Holdings PLC ADR*(1)	2,364,404
34,284	Broadcom, Inc.	12,672,395
141,749	NVIDIA Corp.	28,702,755
		43,739,554
	Software & Services - 16.2%
2,653	AppLovin Corp. Class A*	1,690,836
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.9% - (continued)
	Software & Services - 16.2% - (continued)
4,494	Crowdstrike Holdings, Inc. Class A*		$2,440,287
28,865	Microsoft Corp.		14,946,586
17	Navan, Inc. Class A*		345
15,908	Oracle Corp.		4,177,600
12,526	Palantir Technologies, Inc. Class A*		2,511,087
2,449	ServiceNow, Inc.*		2,251,317
10,740	Shopify, Inc. Class A*		1,867,256
			29,885,314
	Technology Hardware & Equipment - 15.1%
70,721	Apple, Inc.		19,120,837
22,969	Arista Networks, Inc.*		3,621,981
4,692	Celestica, Inc.*		1,616,300
17,196	Corning, Inc.		1,531,820
27,623	Flex Ltd.*		1,726,990
4,381	Trimble, Inc.*		349,385
			27,967,313
	Transportation - 0.6%
7,385	CH Robinson Worldwide, Inc.		1,137,216
	Total Common Stocks (cost $121,877,842)		$179,295,591
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 174,495
Fixed Income Clearing Corp. Repurchase
Agreement dated 10/31/2025 at 4.15%, due
on 11/03/2025 with a maturity value of
$174,555; collateralized by U.S. Treasury Note
at 4.63%, maturing 02/15/2035, with a market
value of $178,179
			$174,495
	Total Short-Term Investments (cost $174,495)		$174,495
	Total Investments (cost $122,052,337)	97.0%	$179,470,086
	Other Assets and Liabilities	3.0%	5,477,017
	Net Assets	100.0%	$184,947,103
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

21

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$179,295,591	$179,295,591	$—	$—
Short-Term Investments	174,495	—	174,495	—
Total	$179,470,086	$179,295,591	$174,495	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.

22

Hartford Municipal Opportunities ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5%
	Alabama - 4.1%
$ 1,980,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,171,863
	Black Belt Energy Gas Dist, AL, Rev
1,200,000	5.00%, 10/01/2055(1)	1,302,950
1,155,000	5.00%, 12/01/2055(1)	1,252,919
2,000,000	5.25%, 12/01/2027	2,069,375
1,825,000	5.25%, 02/01/2053(1)	1,945,619
330,000	5.25%, 12/01/2053(1)	358,290
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,575,995
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	101,880
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,081,151
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,805,156
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,295,000	5.00%, 09/01/2035	1,434,604
4,000,000	5.00%, 05/01/2055(1)	4,305,577
1,855,000	5.25%, 03/01/2055(1)	1,997,883
415,000	5.50%, 01/01/2053(1)	449,759
		24,853,021
	Alaska - 1.1%
3,150,000	CIVICVentures, AK, Rev 5.00%, 09/01/2038	3,456,263
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,164,195
	State of Alaska International Airports System, AK, Rev
530,000	5.00%, 10/01/2032	607,244
1,215,000	5.00%, 10/01/2034	1,396,061
		6,623,763
	Arizona - 0.9%
	Arizona Industrial Dev Auth, AZ, Rev,
665,000	(FHLMC), (FNMA), (GNMA) 4.05%, 10/01/2031	692,239
270,000	(FHLMC), (FNMA), (GNMA) 4.15%, 10/01/2032	282,936
280,000	(FHLMC), (FNMA), (GNMA) 4.25%, 10/01/2033	295,014
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	514,328
	Maricopa County Industrial Dev Auth, AZ, Rev
230,000	4.00%, 10/15/2047(2)	195,724
195,000	5.00%, 09/01/2031	206,431
	Tempe Industrial Dev Auth, AZ, Rev
880,000	3.50%, 12/01/2030	875,502
1,190,000	4.38%, 12/01/2036	1,189,849
1,000,000	5.38%, 12/01/2046	1,003,030
		5,255,053
	California - 7.2%
795,000	Bay Area Toll Auth, CA, Rev 3.52%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	779,961
	California Community Choice Financing Auth, CA, Rev
6,000,000	5.00%, 11/01/2033(3)	6,560,307
755,000	5.00%, 12/01/2053(1)	804,670
2,000,000	5.00%, 05/01/2054(1)	2,178,412
1,665,000	5.00%, 12/01/2055(1)	1,783,684
2,115,000	5.00%, 01/01/2056(1)	2,358,855
4,000,000	5.00%, 10/01/2056(1)	4,404,795
3,375,000	5.50%, 05/01/2054(1)	3,595,460
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	208,861
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	California - 7.2% - (continued)
$ 1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2032	$1,104,667
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	186,983
600,000	(BAM) 4.00%, 05/15/2037	614,011
2,250,000	5.00%, 06/30/2027	2,301,782
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	487,898
450,000	4.00%, 09/01/2046	419,172
525,000	4.00%, 09/01/2051	471,737
2,235,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.80%, 01/15/2026(1)(4)	2,247,419
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(5)	115,938
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	600,519
520,000	Los Angeles County Public Works Financing Auth, CA, Rev 5.25%, 12/01/2054	564,785
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2045	1,087,891
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	670,805
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,717
885,000	San Bernardino Community College Dist, CA, GO 0.00%, 08/01/2046(5)	315,764
	San Diego County Regional Airport Auth, CA, Rev
1,300,000	5.00%, 07/01/2035	1,495,555
1,300,000	5.00%, 07/01/2036	1,481,846
475,000	5.25%, 07/01/2036	537,333
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	342,012
3,675,000	5.00%, 05/01/2034	4,178,027
265,000	5.00%, 05/01/2050	267,678
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NPFG) 0.00%, 01/15/2026(5)	79,461
235,000	(NPFG) 0.00%, 01/15/2032(5)	191,257
70,000	(NPFG) 0.00%, 01/15/2035(5)	50,500
1,250,000	4.00%, 01/15/2034	1,308,271
		43,898,033
	Colorado - 3.1%
	Baseline Metropolitan Dist No. 1, CO, GO,
375,000	(AG) 5.00%, 12/01/2030	414,481
635,000	(AG) 5.00%, 12/01/2032	704,665
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,283,845
400,000	City of Colorado Springs Utilities System, CO, Rev 5.00%, 11/15/2049	424,671
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AG) 5.50%, 12/01/2054	1,083,577
	Colorado Health Facs Auth, CO, Rev
170,000	4.00%, 12/01/2040	161,984
1,580,000	5.00%, 12/01/2034	1,724,971
1,000,000	5.00%, 12/01/2035	1,085,374
500,000	5.00%, 05/15/2036	553,333
345,000	5.00%, 05/15/2037	379,436
2,000,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2025	2,003,364
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	162,275
1,000,000	E-470 Public Highway Auth, CO, Rev 3.61%, 09/01/2039, 6 mo. USD SOFR + 0.75%(1)	997,783

23

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Colorado - 3.1% - (continued)
$ 1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	$1,091,799
450,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	511,855
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	366,002
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	492,705
400,000	5.00%, 07/15/2029	423,084
500,000	5.00%, 01/15/2030	532,657
100,000	5.00%, 07/15/2032	107,722
2,275,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(2)	2,488,179
715,000	University of Colorado Hospital Auth, CO, Rev 5.00%, 11/15/2029	779,151
		18,772,913
	Connecticut - 1.9%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	105,199
245,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	246,279
1,000,000	Connecticut State Health & Educational Facs Auth, CT, Rev 2.95%, 07/01/2049(1)	998,294
3,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	3,030,500
	State of Connecticut, CT, GO
845,000	3.00%, 06/01/2038	776,457
6,225,000	5.00%, 10/15/2031	6,359,050
		11,515,779
	District of Columbia - 0.2%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	251,930
455,000	5.00%, 07/01/2042	452,014
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	550,204
		1,254,148
	Florida - 2.7%
725,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	726,183
500,000	Alachua County School Board, FL, COP, (AG) 5.00%, 07/01/2028	529,196
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	190,054
500,000	Capital Trust Auth, FL, Rev 5.00%, 07/01/2045(2)	487,173
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	125,303
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	248,876
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,183,124
200,000	5.00%, 10/01/2036	216,853
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	398,320
	Florida Local Government Finance Commission, FL, Rev
2,155,000	4.20%, 11/15/2030(2)	2,165,034
335,000	6.63%, 11/15/2045(2)	352,125
1,650,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2036	1,841,230
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	160,827
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Florida - 2.7% - (continued)
$ 500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	$473,053
250,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	273,052
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	870,096
	Polk County Industrial Dev Auth, FL, Rev
395,000	5.00%, 01/01/2029	404,309
190,000	5.00%, 01/01/2055	177,989
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	356,663
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	148,091
1,180,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,232,341
500,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(2)	476,112
	Village Community Dev Dist No. 16, FL, Special Assessment
1,860,000	4.00%, 05/01/2035(3)	1,866,925
1,250,000	4.50%, 05/01/2040(3)	1,259,174
		16,162,103
	Georgia - 3.7%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,371,992
	City of Atlanta Department of Aviation, GA, Rev
2,970,000	5.00%, 07/01/2032	3,333,013
1,020,000	5.00%, 07/01/2033	1,152,759
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	285,661
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	226,236
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	3,009,719
1,760,000	5.00%, 07/01/2053(1)	1,886,248
475,000	5.00%, 09/01/2053(1)	508,161
1,225,000	5.00%, 12/01/2053(1)	1,319,187
275,000	5.00%, 04/01/2054(1)	298,432
2,380,000	5.00%, 05/01/2054(1)	2,573,606
1,810,000	5.00%, 12/01/2054(1)	1,968,979
1,000,000	5.00%, 06/01/2055(1)	1,095,227
	Municipal Electric Auth of Georgia, GA, Rev,
1,000,000	(AG) 5.00%, 07/01/2048	1,024,332
520,000	5.00%, 07/01/2052	527,140
	Savannah Georgia Convention Center Auth, GA, Rev,
300,000	(AG) 5.00%, 06/01/2040	326,439
450,000	(AG) 5.25%, 06/01/2041	493,227
450,000	(AG) 5.25%, 06/01/2042	488,448
310,000	5.25%, 06/01/2061	308,751
		22,197,557
	Guam - 0.3%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
820,000	5.00%, 01/01/2031	886,822
500,000	5.25%, 01/01/2037	553,349
500,000	5.25%, 01/01/2038	549,986
		1,990,157
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
100,000	5.00%, 07/01/2031	105,005
780,000	5.00%, 07/01/2040	847,310
300,000	5.00%, 07/01/2041	322,493
		1,274,808

24

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Idaho - 0.2%
$ 1,000,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	$1,084,676
	Illinois - 10.8%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	257,057
380,000	5.25%, 04/01/2035	416,556
250,000	5.25%, 04/01/2036	271,796
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(5)	105,663
500,000	5.00%, 12/01/2028	509,456
1,100,000	5.00%, 12/01/2032	1,120,937
400,000	5.00%, 12/01/2046	362,952
2,500,000	5.25%, 12/01/2036	2,546,989
1,745,000	5.75%, 12/01/2050	1,732,822
4,180,000	6.00%, 12/01/2037(3)	4,528,398
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	414,564
	Chicago O'Hare International Airport, IL, Rev,
200,000	(BAM) 5.00%, 01/01/2037	221,724
1,785,000	(BAM) 5.00%, 01/01/2038	1,965,370
1,700,000	5.50%, 07/01/2040	1,868,417
1,000,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2049	1,030,405
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	751,606
90,000	(NPFG) 5.50%, 01/01/2030	94,064
530,000	City of Chicago Waterworks, IL, Rev, (AG) 5.00%, 11/01/2037	576,563
500,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	497,325
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,331,424
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	966,736
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	635,956
460,000	5.00%, 10/01/2027	479,191
585,000	5.00%, 10/01/2028	620,819
235,000	5.00%, 08/15/2033	256,879
150,000	5.00%, 11/15/2045	150,044
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 3.35%, 02/01/2038(1)	6,185,000
2,490,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	2,600,450
790,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	847,768
415,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	442,163
2,410,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	2,609,738
800,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	888,662
320,000	Illinois State Toll Highway Auth, IL, Rev 4.00%, 01/01/2040	320,910
360,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AG) 5.00%, 12/01/2025	360,518
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	102,844
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
150,000	(AG) 0.00%, 02/01/2027(5)	143,903
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Illinois - 10.8% - (continued)
$ 500,000	5.00%, 02/01/2031	$502,498
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NPFG) 0.00%, 12/15/2025(5)	204,210
595,000	4.00%, 12/15/2042	559,001
1,055,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2025	1,056,640
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2041	1,079,153
1,000,000	(AG) 5.00%, 01/01/2042	1,067,035
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	781,771
1,785,000	5.00%, 01/01/2026	1,790,931
550,000	5.00%, 01/01/2030	594,209
1,500,000	5.00%, 01/01/2034	1,714,913
845,000	5.00%, 01/01/2037	897,569
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AG) 5.00%, 01/01/2029	255,376
250,000	(AG) 5.00%, 01/01/2030	271,024
250,000	(AG) 5.00%, 01/01/2031	275,703
320,000	(AG) 5.00%, 01/01/2032	357,579
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	116,180
1,000,000	5.00%, 06/15/2035	1,132,325
	State of Illinois, IL, GO
1,010,000	5.00%, 11/01/2025	1,010,000
1,645,000	5.00%, 05/01/2027	1,694,394
6,000,000	5.00%, 09/01/2040	6,466,492
4,750,000	5.00%, 12/01/2042	4,988,267
550,000	5.50%, 03/01/2042	593,198
100,000	Village of Bolingbrook, IL, GO, (AG) 5.00%, 01/01/2028	104,432
		65,728,569
	Indiana - 1.3%
260,024	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	248,166
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,695,660
	Danville Multi-School Building Corp., IN, Rev,
750,000	(ST INTERCEPT) 5.00%, 01/15/2034	857,919
440,000	(ST INTERCEPT) 5.00%, 07/15/2034	504,635
650,000	(ST INTERCEPT) 5.00%, 07/15/2035	738,906
750,000	Indiana Municipal Power Agency, IN, Rev, (AG) 5.00%, 01/01/2034	870,643
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
230,000	5.00%, 01/01/2040	253,591
425,000	5.00%, 01/01/2041	462,524
500,000	5.00%, 01/01/2042	538,025
750,000	5.00%, 01/01/2043	799,197
		7,969,266
	Iowa - 1.1%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	587,598
	Iowa Student Loan Liquidity Corp., IA, Rev
350,000	5.00%, 12/01/2025	350,466
2,800,000	5.00%, 12/01/2030	2,964,490
1,415,000	5.00%, 12/01/2033	1,537,987
1,270,000	5.00%, 12/01/2035	1,364,608
		6,805,149
	Kentucky - 1.2%
	Kentucky Higher Education Student Loan Corp., KY, Rev
890,000	5.00%, 06/01/2028	918,248
1,020,000	5.00%, 06/01/2029	1,062,211
1,190,000	5.00%, 06/01/2030	1,248,249

25

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Kentucky - 1.2% - (continued)
$ 1,190,000	5.00%, 06/01/2031	$1,257,082
	Kentucky Public Energy Auth, KY, Rev
1,250,000	5.25%, 04/01/2054(1)	1,378,270
1,250,000	5.25%, 06/01/2055(1)	1,336,088
		7,200,148
	Louisiana - 1.5%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	304,624
	Louisiana Public Facs Auth, LA, Rev
1,445,000	5.00%, 05/15/2030	1,557,777
515,000	(AG) 5.00%, 08/01/2030	569,085
335,000	(AG) 5.00%, 08/01/2032	380,639
270,000	(AG) 5.00%, 01/01/2035	310,190
230,000	(AG) 5.00%, 07/01/2035	264,577
270,000	(AG) 5.00%, 01/01/2036	309,182
245,000	(AG) 5.00%, 07/01/2036	279,613
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	160,332
200,000	5.00%, 01/01/2030	217,425
2,855,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	2,882,832
	Parish of St. John the Baptist, LA, Rev
305,000	2.38%, 06/01/2037(1)	303,909
1,160,000	3.30%, 06/01/2037(1)	1,174,110
470,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.49%, 05/01/2043, 6 mo. USD SOFR + 0.50%(1)	468,882
		9,183,177
	Maine - 0.0%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AG), (ST INTERCEPT) 4.00%, 07/01/2035	284,315
	Maryland - 0.1%
475,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	491,671
	Massachusetts - 3.0%
	Massachusetts Dev Finance Agency, MA, Rev
405,000	3.82%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(1)(2)	405,120
1,000,000	5.00%, 07/01/2027	1,023,791
575,000	5.00%, 01/01/2028	592,832
585,000	5.00%, 01/01/2029	611,653
1,085,000	5.00%, 07/01/2029	1,141,673
555,000	5.00%, 01/01/2030	587,792
680,000	5.00%, 07/01/2031	694,715
675,000	5.00%, 07/01/2034	690,756
1,000,000	5.00%, 06/01/2038	1,115,557
750,000	5.00%, 07/01/2038	841,840
1,000,000	5.00%, 07/01/2039	1,112,094
945,000	5.00%, 06/01/2040	1,032,064
2,880,000	5.00%, 07/01/2040	3,055,800
350,000	5.00%, 07/01/2044	344,789
535,000	5.00%, 07/01/2055	548,410
380,000	5.00%, 10/01/2057(2)	366,932
1,000,000	5.00%, 07/01/2060(2)	941,268
	Massachusetts Educational Financing Auth, MA, Rev
100,000	5.00%, 07/01/2026	101,049
110,000	5.00%, 07/01/2027	112,657
2,800,000	Massachusetts Health & Educational Facs Auth, MA, Rev 2.90%, 07/01/2027(1)	2,800,000
		18,120,792
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Michigan - 1.8%
$ 500,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	$569,243
1,110,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,155,177
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	992,669
570,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2037	644,952
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,150,375
750,000	5.00%, 11/01/2032	790,960
600,000	5.25%, 02/29/2040	651,633
100,000	5.25%, 02/28/2041	107,634
	Michigan State Housing Dev Auth, MI, Rev
425,000	3.45%, 12/01/2030	431,751
320,000	4.25%, 06/01/2049	321,597
205,000	4.25%, 12/01/2049	206,504
1,135,000	5.75%, 06/01/2054	1,211,655
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(1)	693,237
540,000	3.88%, 06/01/2053(1)	531,066
1,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2050	1,195,550
		10,654,003
	Minnesota - 0.3%
373,437	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	327,047
750,000	Minnesota Health & Education Facs Auth, MN, Rev 3.00%, 10/01/2038	684,041
	Minnesota Housing Finance Agency, MN, Rev,
505,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	534,804
520,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	557,420
		2,103,312
	Mississippi - 0.8%
4,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	4,229,379
850,000	State of Mississippi, MS, Rev 5.00%, 10/01/2042	915,697
		5,145,076
	Missouri - 0.8%
	City of St. Louis Airport, MO, Rev,
750,000	(AG) 5.00%, 07/01/2037	848,239
100,000	(AG) 5.00%, 07/01/2039	110,934
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	789,832
555,000	5.00%, 06/01/2032	620,387
	Missouri Housing Dev Commission, MO, Rev,
1,005,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2047	1,012,225
205,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2031	224,264
225,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2032	247,792
450,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2033	500,178
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	670,070
		5,023,921

26

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Montana - 0.3%
$ 970,000	Montana Board of Housing, MT, Rev 6.00%, 12/01/2054	$1,049,219
815,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(1)	876,194
		1,925,413
	Nebraska - 0.3%
1,365,000	Central Plains Energy Project, NE, Rev 5.00%, 05/01/2054(1)	1,463,402
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	515,902
		1,979,304
	Nevada - 0.2%
250,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	247,348
280,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	297,026
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	317,062
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	265,419
		1,126,855
	New Hampshire - 2.4%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,309,529
4,225,000	5.00%, 12/01/2035	4,725,422
650,000	(BAM) 5.00%, 06/01/2036	727,121
715,000	(BAM) 5.00%, 12/01/2036	797,096
860,000	(BAM) 5.00%, 12/01/2037	951,832
665,000	(BAM) 5.00%, 12/01/2038	731,027
5,000,000	5.25%, 06/01/2041	5,401,961
		14,643,988
	New Jersey - 0.4%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	891,119
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	430,466
750,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2035	875,447
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	262,867
		2,459,899
	New Mexico - 1.1%
4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	3,962,527
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	553,437
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	30,066
1,700,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	1,864,532
		6,410,562
	New York - 6.8%
750,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2035	863,791
530,000	City of New York, NY, GO 5.00%, 04/01/2036	553,987
515,000	Empire State Dev Corp., NY, Rev 5.00%, 03/15/2038	530,716
2,569,150	FHLMC Multifamily VRD Certificates, NY, Rev 4.50%, 06/25/2042(1)	2,595,189
295,000	Long Island Power Auth, NY, Rev 5.00%, 09/01/2033	313,658
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,001,403
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	New York - 6.8% - (continued)
$ 265,000	5.00%, 11/15/2032	$265,186
195,000	5.00%, 11/15/2033	213,485
750,000	5.00%, 11/15/2035	860,536
1,000,000	5.00%, 11/15/2045(1)	1,083,277
575,000	5.00%, 11/15/2048	586,069
	New York City Health & Hospitals Corp., NY, Rev
455,000	5.00%, 02/15/2036	525,829
750,000	5.00%, 02/15/2037	858,096
2,500,000	New York City Housing Dev Corp., NY, Rev 5.25%, 12/15/2031	2,577,451
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AG) 3.00%, 01/01/2033	663,120
150,000	(AG) 5.00%, 03/01/2030	163,359
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,062,735
500,000	5.00%, 06/15/2040	527,451
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
200,000	5.00%, 05/01/2037	224,439
1,930,000	5.00%, 05/01/2038	2,124,192
1,030,000	5.00%, 05/01/2042	1,126,103
1,110,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	1,193,243
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	421,592
405,000	2.75%, 02/15/2044	304,808
2,175,000	5.00%, 11/15/2044(2)	2,174,956
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	858,922
630,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	695,704
245,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2038	268,701
290,000	5.25%, 07/01/2039	327,793
2,000,000	5.25%, 07/01/2040	2,235,970
750,000	5.25%, 07/01/2050	754,862
320,000	(AG) 5.50%, 07/01/2055	346,293
1,800,000	New York State Housing Finance Agency, NY, Rev 3.15%, 11/15/2037(1)	1,800,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AG) 0.00%, 12/31/2054(4)	240,407
865,000	6.00%, 06/30/2041	969,386
4,570,000	6.00%, 06/30/2055	4,879,764
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	496,846
800,000	5.00%, 11/15/2035	810,672
835,000	5.00%, 01/15/2037	909,717
290,000	5.00%, 12/01/2037	316,365
700,000	5.00%, 11/01/2038	726,782
500,000	5.00%, 12/01/2038	541,575
		40,994,430
	North Carolina - 2.4%
2,570,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(1)(3)	2,567,463
770,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	853,833
	North Carolina Housing Finance Agency, NC, Rev,
730,000	(FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	730,492
605,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	680,929
	North Carolina Medical Care Commission, NC, Rev
5,000,000	3.30%, 11/01/2034(1)	5,000,000
670,000	3.90%, 01/01/2029	670,368

27

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	North Carolina - 2.4% - (continued)
$ 1,455,000	4.00%, 09/01/2051	$1,162,785
325,000	4.25%, 09/01/2028	325,039
1,075,000	5.00%, 06/01/2032	1,088,116
395,000	5.00%, 01/01/2038	401,441
145,000	5.00%, 01/01/2039	138,824
210,000	5.00%, 01/01/2044	210,743
500,000	5.50%, 09/01/2054	497,757
		14,327,790
	Ohio - 1.5%
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,030,788
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	104,757
	County of Allen Hospital Facs, OH, Rev
250,000	5.00%, 12/01/2029	270,358
2,895,000	5.00%, 11/01/2039	3,221,582
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	1,471,506
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	857,896
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032	440,751
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033	431,720
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034	302,920
650,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	712,686
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	358,223
		9,203,187
	Oklahoma - 0.6%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,051,962
555,000	Grand River Dam Auth, OK, Rev 5.00%, 06/01/2041	608,470
1,000,000	Oklahoma Municipal Power Auth, OK, Rev, (AG) 5.00%, 01/01/2037	1,146,568
590,000	Oklahoma Turnpike Auth, OK, Rev 5.00%, 01/01/2039	674,795
		3,481,795
	Oregon - 0.5%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(4)	31,329
	Lincoln County School Dist, OR, GO,
425,000	(SCH BD GTY) 0.00%, 06/15/2035(4)	468,347
210,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	228,890
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	12,263
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	66,949
	Port of Portland Airport, OR, Rev
575,000	5.00%, 07/01/2030	626,818
1,250,000	5.25%, 07/01/2040	1,375,097
40,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	40,566
25,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	25,057
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Oregon - 0.5% - (continued)
$ 25,000	State of Oregon, OR, GO 4.00%, 12/01/2048	$25,017
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	72,147
		2,972,480
	Pennsylvania - 2.7%
360,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	357,196
135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	138,008
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AG) 5.00%, 09/01/2036	835,532
	Coatesville School Dist, PA, GO,
3,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,211,663
230,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2040	252,092
2,000,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2042	2,146,747
605,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2043	642,292
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	103,282
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	493,795
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2037	640,933
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	274,638
500,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	535,764
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	231,149
240,000	5.00%, 12/01/2044	240,483
100,000	5.00%, 12/01/2046	94,575
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AG) 5.00%, 01/01/2038	495,537
290,000	(AG) 5.00%, 01/01/2040	300,591
100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	108,870
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	251,752
750,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2037	760,834
140,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	139,892
	Pennsylvania Turnpike Commission, PA, Rev
150,000	5.00%, 12/01/2030	157,261
1,500,000	5.00%, 12/01/2042	1,534,566
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AG) 5.00%, 09/01/2034	16,084
1,245,000	(AG) 5.00%, 09/01/2036	1,400,509
875,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2035	976,612
		16,340,657
	Puerto Rico - 2.9%
5,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	6,117,151
	Puerto Rico Sales Tax Financing Corp., PR, Rev
8,851,000	0.00%, 07/01/2027(5)	8,371,938
3,119,000	0.00%, 07/01/2029(5)	2,757,311
625,000	5.00%, 07/01/2058	607,025
		17,853,425
	Rhode Island - 2.2%
	City of Pawtucket, RI, GO,
500,000	(AG) 5.00%, 11/01/2040	549,455
625,000	(AG) 5.00%, 11/01/2041	681,613

28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Rhode Island - 2.2% - (continued)
$ 500,000	(AG) 5.00%, 11/01/2042	$539,577
	Providence Public Building Auth, RI, Rev,
1,000,000	(AG) 5.00%, 09/15/2037	1,120,779
665,000	(AG) 5.00%, 09/15/2038	739,026
	Rhode Island Health & Educational Building Corp., RI, Rev,
1,250,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2032	1,417,708
585,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2034	674,429
670,000	(AG) 5.00%, 07/01/2038	725,750
215,000	(AG) 5.63%, 07/01/2065	223,233
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	412,683
765,000	5.00%, 12/01/2028	801,064
950,000	5.00%, 12/01/2029	1,004,096
465,000	5.00%, 12/01/2031	498,485
1,750,000	5.00%, 12/01/2032	1,886,296
1,800,000	5.00%, 12/01/2033	1,943,423
		13,217,617
	South Carolina - 1.4%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	853,782
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	411,028
	South Carolina Jobs-Economic Dev Auth, SC, Rev
945,000	4.00%, 12/01/2030(3)	945,141
1,500,000	5.00%, 11/01/2036	1,686,649
345,000	5.00%, 11/01/2037	384,566
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	512,680
625,000	4.00%, 12/01/2038	628,626
	South Carolina State Housing Finance & Dev Auth, SC, Rev
1,100,000	5.75%, 01/01/2054	1,190,120
1,430,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	1,632,984
		8,245,576
	South Dakota - 1.2%
2,215,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(1)	2,375,059
	South Dakota Housing Dev Auth, SD, Rev
285,000	4.50%, 11/01/2048	287,199
260,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	275,418
3,835,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	4,379,986
		7,317,662
	Tennessee - 0.2%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	574,244
195,000	5.00%, 05/01/2038	213,436
590,000	Tennessee Energy Acquisition Corp., TN, Rev 5.00%, 02/01/2027	599,692
45,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	45,116
		1,432,488
	Texas - 12.7%
1,380,000	Allen Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2035	1,590,823
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Texas - 12.7% - (continued)
$ 805,000	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2040	$866,338
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	164,489
	Boerne Independent School Dist, TX, GO,
1,045,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,045,510
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	230,987
	Brazos Higher Education Auth, Inc., TX, Rev
2,500,000	5.00%, 04/01/2031	2,673,907
1,300,000	5.00%, 04/01/2033	1,398,010
2,000,000	5.00%, 04/01/2034	2,157,300
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,474,589
505,000	4.00%, 01/01/2036	519,394
1,490,000	5.00%, 01/01/2046	1,531,854
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,146,326
500,000	5.00%, 11/15/2039	535,542
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,541,712
100,000	4.00%, 08/15/2034	100,374
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	551,055
	City of Garland Electric Utility System, TX, Rev,
1,000,000	(AG) 5.00%, 03/01/2029	1,071,709
1,000,000	(AG) 5.00%, 03/01/2030	1,091,959
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049(1)	554,190
2,010,000	3.08%, 02/01/2055(1)(3)	2,008,448
245,000	5.00%, 02/01/2039	274,050
	Clifton Higher Education Finance Corp., TX, Rev,
425,000	(PSF-GTD) 5.00%, 04/01/2035	477,789
350,000	(PSF-GTD) 5.00%, 04/01/2036	389,252
975,000	(PSF-GTD) 5.00%, 08/15/2036	1,072,075
400,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2034	461,123
	Crowley Independent School Dist, TX, GO,
400,000	(PSF-GTD) 5.00%, 02/01/2030	437,119
450,000	(PSF-GTD) 5.00%, 02/01/2031	500,638
400,000	(PSF-GTD) 5.00%, 02/01/2032	452,578
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,655,514
6,500,000	5.00%, 11/01/2032	7,253,994
1,000,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2035	1,135,358
1,735,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2035	1,985,002
1,350,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	1,377,785
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	465,732
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AG) 5.00%, 11/15/2032	1,691,467
1,780,000	(AG) 5.00%, 11/15/2033	2,010,631
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	428,314
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	932,110
800,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2027(5)	760,048
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AG) 5.00%, 05/15/2035	1,863,099
835,000	(AG) 5.00%, 05/15/2044	886,238
	New Hope Cultural Education Facs Finance Corp., TX, Rev
675,000	4.25%, 10/01/2030	677,113
550,000	5.00%, 11/01/2046	442,147

29

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Texas - 12.7% - (continued)
$ 1,410,000	North East Texas Regional Mobility Auth, TX, Rev 5.00%, 01/01/2037	$1,580,733
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,229,689
2,500,000	(PSF-GTD) 3.55%, 06/01/2050(1)	2,522,176
	Northwest Independent School Dist, TX, GO,
1,420,000	(PSF-GTD) 5.00%, 02/15/2040	1,578,965
475,000	(PSF-GTD) 5.00%, 02/15/2041	522,818
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,950,694
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	553,598
5,900,000	State of Texas, TX, GO 3.45%, 12/01/2050(1)	5,900,000
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	951,504
2,125,000	(GNMA) 3.00%, 03/01/2050	1,653,215
1,430,000	(GNMA) 3.63%, 09/01/2044	1,305,645
5,900,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	6,493,923
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	514,526
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	113,418
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	221,393
250,000	4.00%, 09/01/2035	242,774
		77,218,763
	Utah - 1.5%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	596,029
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2035	1,154,168
1,000,000	(AG) 5.00%, 06/01/2036	1,151,247
500,000	Mida Cormont Public Infrastructure Dist, UT, GO 0.00%, 06/01/2055(2)(4)	422,653
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
2,930,000	5.13%, 06/15/2054(2)	2,912,811
3,000,000	6.00%, 06/15/2054(2)	3,087,855
		9,324,763
	Virginia - 2.1%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,436,826
5,160,000	County of Fairfax, VA, GO, (ST AID WITHHLDG) 5.00%, 10/01/2026	5,271,808
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	760,430
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	624,757
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,021,102
1,100,000	4.00%, 07/01/2034	1,115,664
1,000,000	4.00%, 01/01/2036	1,002,078
835,000	5.00%, 07/01/2035	891,861
350,000	5.00%, 12/31/2047	351,238
		12,475,764
	Washington - 3.3%
185,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	194,611
5,180,000	Port of Seattle, WA, GO 5.00%, 01/01/2033	5,316,452
	Port of Seattle, WA, Rev
1,600,000	5.25%, 07/01/2039	1,789,380
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Washington - 3.3% - (continued)
$ 595,000	5.25%, 07/01/2041	$652,210
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,353,166
2,040,000	5.00%, 09/01/2037	2,292,155
1,200,000	5.00%, 09/01/2038	1,337,864
1,500,000	5.00%, 09/01/2039	1,657,570
1,725,000	5.00%, 10/01/2042	1,725,547
	Washington State Housing Finance Commission, WA, Rev
500,000	5.00%, 01/01/2031(2)	504,660
3,105,000	(BAM) 5.00%, 07/01/2045(2)	3,161,381
		19,984,996
	West Virginia - 0.1%
690,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(1)	701,015
	Wisconsin - 3.4%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	479,275
835,000	4.00%, 10/01/2046(1)	855,114
170,000	(AG) 4.00%, 07/01/2050	154,919
1,500,000	5.00%, 06/01/2031	1,648,421
625,000	5.00%, 06/01/2032	694,340
1,000,000	(AG) 5.00%, 07/01/2036	1,033,354
510,000	5.00%, 12/15/2039(2)	511,160
750,000	5.00%, 10/01/2043(2)	744,964
465,000	5.00%, 10/01/2044	472,432
400,000	5.00%, 12/15/2044(2)	378,524
1,285,000	5.25%, 11/15/2061	1,296,729
750,000	5.50%, 06/15/2055	770,432
1,640,000	6.50%, 06/30/2060	1,807,744
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	320,569
220,000	4.00%, 04/01/2039	221,649
650,000	5.00%, 04/01/2037	735,477
265,000	5.00%, 04/01/2038	297,869
120,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(5)	105,701
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,000,000	5.00%, 08/15/2035	1,139,763
1,500,000	5.00%, 08/15/2036	1,687,026
840,000	5.00%, 11/01/2039	843,247
680,000	5.75%, 08/15/2059	697,258
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2031	990,110
1,495,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	1,616,194
910,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	985,916
		20,488,187
	Wyoming - 0.0%
275,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	298,227
	Total Municipal Bonds (cost $592,153,060)	$598,016,253

30

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
$ 1,125,000	3.15%, 10/15/2036		$1,005,915
	Total U.S. Government Agencies (cost $1,142,771)		$1,005,915
	Total Long-Term Investments (cost $593,295,831)		$599,022,168
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
4,383,426
Fixed Income Clearing Corp. Repurchase
Agreement dated 10/31/2025 at 4.15%, due
on 11/03/2025 with a maturity value of
$4,384,942; collateralized by U.S. Treasury
Note at 4.63%, maturing 02/15/2035, with a
market value of $4,471,114
			$4,383,426
	Total Short-Term Investments (cost $4,383,426)		$4,383,426
	Total Investments (cost $597,679,257)	99.4%	$603,405,594
	Other Assets and Liabilities	0.6%	3,744,609
	Net Assets	100.0%	$607,150,203
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$23,741,932, representing 3.9% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $19,791,686 at October 31, 2025.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is a zero-coupon bond.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$598,016,253	$—	$598,016,253	$—
U.S. Government Agencies	1,005,915	—	1,005,915	—
Short-Term Investments	4,383,426	—	4,383,426	—
Total	$603,405,594	$—	$603,405,594	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.

31

Hartford Quality Value ETF
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.2%
97,726	Gentex Corp.	$2,291,675
	Banks - 10.0%
115,926	Bank of America Corp.	6,196,245
51,197	Bank of Nova Scotia	3,358,523
6,342	JP Morgan Chase & Co.	1,973,123
67,650	Truist Financial Corp.	3,019,219
43,078	Wells Fargo & Co.	3,746,494
		18,293,604
	Capital Goods - 9.1%
3,841	General Dynamics Corp.	1,324,761
7,250	Hubbell, Inc.	3,407,500
7,975	Lockheed Martin Corp.	3,922,743
10,119	Masco Corp.	655,306
27,203	Otis Worldwide Corp.	2,523,350
11,144	Vertiv Holdings Co. Class A	2,149,232
13,534	Westinghouse Air Brake Technologies Corp.	2,766,891
		16,749,783
	Consumer Discretionary Distribution & Retail - 2.6%
14,787	Lowe's Cos., Inc.	3,521,228
8,706	TJX Cos., Inc.	1,220,059
		4,741,287
	Consumer Services - 1.3%
10,871	Expedia Group, Inc.	2,391,620
	Consumer Staples Distribution & Retail - 1.3%
32,639	Sysco Corp.	2,424,425
	Energy - 6.5%
18,894	ConocoPhillips	1,678,921
123,944	Coterra Energy, Inc.	2,932,515
42,024	EQT Corp.	2,251,646
16,903	TotalEnergies SE ADR	1,052,043
68,768	Williams Cos., Inc.	3,979,604
		11,894,729
	Equity Real Estate Investment Trusts (REITs) - 4.2%
3,454	American Tower Corp. REIT	618,197
6,924	AvalonBay Communities, Inc. REIT	1,204,222
5,351	Public Storage REIT	1,490,575
24,865	Simon Property Group, Inc. REIT	4,370,272
		7,683,266
	Financial Services - 5.9%
3,566	American Express Co.	1,286,363
23,129	Intercontinental Exchange, Inc.	3,383,542
16,716	Morgan Stanley	2,741,424
9,810	Visa, Inc. Class A	3,342,659
		10,753,988
	Food, Beverage & Tobacco - 2.2%
28,519	Philip Morris International, Inc.	4,116,147
	Health Care Equipment & Services - 3.5%
6,853	Elevance Health, Inc.	2,173,772
7,566	Labcorp Holdings, Inc.	1,921,461
6,638	UnitedHealth Group, Inc.	2,267,275
		6,362,508
	Household & Personal Products - 2.0%
62,066	Unilever PLC ADR	3,735,753
	Insurance - 4.3%
37,574	American International Group, Inc.	2,966,843
17,684	Marsh & McLennan Cos., Inc.	3,150,405
22,461	MetLife, Inc.	1,792,837
		7,910,085
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Materials - 2.9%
346,308	Amcor PLC		$2,735,833
45,374	BHP Group Ltd. ADR(1)		2,588,587
			5,324,420
	Media & Entertainment - 8.5%
37,729	Alphabet, Inc. Class A		10,609,017
36,313	Omnicom Group, Inc.		2,724,201
20,909	Walt Disney Co.		2,354,772
			15,687,990
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
29,287	AstraZeneca PLC ADR		2,413,249
33,326	Gilead Sciences, Inc.		3,992,121
197,970	Haleon PLC ADR		1,835,182
41,499	Merck & Co., Inc.		3,568,084
123,627	Pfizer, Inc.		3,047,406
			14,856,042
	Semiconductors & Semiconductor Equipment - 6.2%
10,711	Micron Technology, Inc.		2,396,800
18,313	NXP Semiconductors NV		3,829,615
28,600	QUALCOMM, Inc.		5,173,740
			11,400,155
	Software & Services - 2.9%
33,731	Cognizant Technology Solutions Corp. Class A		2,458,315
2,823	Microsoft Corp.		1,461,778
3,181	Roper Technologies, Inc.		1,419,203
			5,339,296
	Technology Hardware & Equipment - 5.8%
66,110	Cisco Systems, Inc.		4,833,302
19,532	Dell Technologies, Inc. Class C		3,164,379
17,460	TD SYNNEX Corp.		2,732,316
			10,729,997
	Transportation - 2.2%
43,483	Delta Air Lines, Inc.		2,495,055
33,952	Knight-Swift Transportation Holdings, Inc.		1,531,914
			4,026,969
	Utilities - 7.5%
19,833	American Electric Power Co., Inc.		2,385,116
19,804	Atmos Energy Corp.		3,400,743
26,182	Duke Energy Corp.		3,254,423
50,962	Sempra		4,685,446
			13,725,728
	Total Common Stocks (cost $155,072,140)		$180,439,467
SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
1,939,725	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$1,939,725
	Total Short-Term Investments (cost $1,939,725)		$1,939,725
	Total Investments (cost $157,011,865)	99.2%	$182,379,192
	Other Assets and Liabilities	0.8%	1,450,660
	Net Assets	100.0%	$183,829,852
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

32

Hartford Quality Value ETF
Schedule of Investments – (continued)
October 31, 2025

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$180,439,467	$180,439,467	$—	$—
Short-Term Investments	1,939,725	1,939,725	—	—
Total	$182,379,192	$182,379,192	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.

33

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.3%
	Alabama - 4.4%
$ 4,475,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056(1)	$4,865,374
	Black Belt Energy Gas Dist, AL, Rev
2,680,000	4.00%, 06/01/2051(2)	2,768,738
685,000	5.25%, 12/01/2053(2)	743,723
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(2)	697,309
4,505,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.00%, 05/01/2055(2)	4,849,156
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	738,555
		14,662,855
	Arizona - 0.1%
435,000	Industrial Dev Auth of the City of Tucson, AZ, Rev, (FNMA) 4.63%, 06/01/2044	436,419
	Arkansas - 2.2%
	Arkansas Dev Finance Auth, AR, Rev,
3,230,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,378,295
970,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	1,022,221
2,530,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	2,756,652
		7,157,168
	California - 1.3%
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(2)	226,717
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,377,904
1,245,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	1,120,813
450,000	Pittsburg Unified School Dist, CA, GO, (AG) 4.25%, 08/01/2049	441,099
70,000	Washington Township Health Care Dist, CA, GO, (AG) 4.50%, 08/01/2053	70,307
		4,236,840
	Colorado - 1.7%
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	605,235
3,050,000	City & County of Denver, CO, Rev, (FNMA) 4.70%, 10/01/2042	3,235,097
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	506,166
1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	1,105,324
255,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	253,896
		5,705,718
	Connecticut - 0.4%
65,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	65,339
1,145,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	1,185,472
		1,250,811
	District of Columbia - 1.3%
2,000,000	Dist of Columbia Housing Finance Agency, DC, Rev, (FNMA) 4.88%, 09/01/2045	2,108,680
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.3% - (continued)
	District of Columbia - 1.3% - (continued)
$ 2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	$1,989,503
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	361,013
		4,459,196
	Florida - 2.7%
280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	297,549
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,606,313
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	421,797
	Florida Housing Finance Corp., FL, Rev,
35,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	34,549
565,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	555,603
235,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	233,955
75,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	75,101
1,865,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	1,872,478
2,675,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	2,811,969
		8,909,314
	Georgia - 5.8%
	Main Street Natural Gas, Inc., GA, Rev
485,000	4.00%, 05/01/2052(2)	494,818
1,525,000	5.00%, 12/01/2053(2)	1,642,254
615,000	5.00%, 05/01/2054(2)	665,028
5,535,000	5.00%, 05/01/2055(2)	6,011,019
1,165,000	5.00%, 06/01/2055(2)	1,275,939
3,835,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	4,027,864
4,960,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	5,185,197
		19,302,119
	Hawaii - 0.7%
2,145,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	2,294,210
	Idaho - 0.9%
3,225,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	3,074,475
	Illinois - 1.2%
1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	2,084,481
	Illinois Housing Dev Auth, IL, Rev,
300,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	294,564
440,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	441,416
35,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	35,342
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,250,432
		4,106,235

34

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.3% - (continued)
	Indiana - 0.8%
$ 1,305,000	Indiana Finance Auth, IN, Rev 5.50%, 10/01/2055	$1,406,671
	Indiana Housing & Community Dev Auth, IN, Rev,
585,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	576,203
35,000	(GNMA) 4.00%, 07/01/2048	35,078
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	724,768
		2,742,720
	Iowa - 0.3%
	Iowa Finance Auth, IA, Rev,
655,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	644,248
165,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	163,484
20,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	20,041
		827,773
	Kentucky - 2.2%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(2)	2,726,446
2,285,000	5.25%, 04/01/2054(2)	2,519,478
1,955,000	5.25%, 06/01/2055(2)	2,089,642
		7,335,566
	Louisiana - 0.8%
5,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	5,035
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,180,731
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,304,407
		2,490,173
	Maryland - 0.8%
2,650,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	2,618,126
	Massachusetts - 0.0%
120,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	92,817
	Michigan - 1.3%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	700,938
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	805,988
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2048	1,564,874
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF) 5.00%, 05/01/2049	562,813
625,000	(Q-SBLF) 5.00%, 05/01/2052	648,527
35,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	34,985
		4,318,125
	Mississippi - 0.5%
	Mississippi Home Corp., MS, Rev,
140,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	138,778
1,595,000	(FNMA), (HUD) 4.55%, 04/01/2042	1,644,063
		1,782,841
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.3% - (continued)
	Missouri - 1.7%
	Missouri Housing Dev Commission, MO, Rev,
$ 465,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	$457,751
285,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	282,228
110,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	109,509
145,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	145,245
55,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	55,350
45,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	45,550
2,345,000	Missouri Joint Municipal Electric Utility Commission, MO, Rev 5.25%, 01/01/2056(1)	2,483,168
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	312,113
1,571,613	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	1,626,966
		5,517,880
	Nevada - 0.5%
	Nevada Housing Division, NV, Rev,
570,000	(FHLMC), (FNMA), (GNMA) 4.00%, 04/01/2049	571,931
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	50,172
950,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	1,001,772
		1,623,875
	New Jersey - 0.5%
1,715,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	1,800,831
	New Mexico - 4.8%
	New Mexico Mortgage Finance Auth, NM, Rev,
520,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	511,423
1,310,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,287,183
665,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	667,371
1,630,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,661,017
7,965,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,612,598
2,975,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(2)	3,193,180
		15,932,772
	New York - 4.8%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,043,157
1,500,000	New York City Municipal Water Finance Auth, NY, Rev 4.00%, 06/15/2054	1,384,836
225,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.38%, 05/01/2053	221,735
2,000,000	New York Power Auth, NY, Rev 4.00%, 11/15/2054	1,809,095
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	875,644
5,000,000	4.00%, 05/01/2054	4,468,638
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(2)	2,670,200
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,618,672

35

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.3% - (continued)
	New York - 4.8% - (continued)
$ 1,365,000	5.25%, 05/15/2064	$1,441,622
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	606,723
		16,140,322
	North Carolina - 1.5%
3,145,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	3,067,375
	Raleigh Housing Auth, NC, Rev
120,000	4.40%, 12/01/2043	120,787
1,680,000	(FNMA) 4.50%, 02/01/2043	1,710,393
		4,898,555
	Ohio - 2.2%
880,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	938,509
3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	3,172,439
	Ohio Housing Finance Agency, OH, Rev,
670,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	664,005
20,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	20,163
415,000	(FNMA), (HUD) 4.55%, 04/01/2041	433,866
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(3)	159,803
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,901,861
		7,290,646
	Oregon - 1.5%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	5,041,680
	Pennsylvania - 1.4%
600,000	Allegheny County Airport Auth, PA, Rev, (AG) 5.25%, 01/01/2053	630,506
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	151,139
3,700,000	Philadelphia Gas Works Co., PA, Rev, (AG) 5.25%, 08/01/2054	3,901,619
		4,683,264
	Rhode Island - 0.4%
	Rhode Island Health & Educational Building Corp., RI, Rev,
875,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	833,668
630,000	5.25%, 05/15/2054	639,354
		1,473,022
	South Carolina - 2.9%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM) 5.00%, 06/01/2048	2,603,844
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(2)	3,419,936
2,160,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	2,296,017
475,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	495,715
870,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FNMA) 4.80%, 05/01/2043	925,013
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	51,187
		9,791,712
	Tennessee - 2.7%
960,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	999,778
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.3% - (continued)
	Tennessee - 2.7% - (continued)
$ 2,735,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	$2,901,862
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	422,516
425,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	436,302
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,805,000	(FNMA) 4.60%, 12/01/2044	1,844,422
10,000	(NPFG) 4.88%, 11/01/2028	10,299
	Metropolitan Nashville Airport Auth, TN, Rev
350,000	5.00%, 07/01/2049	359,199
305,000	5.00%, 07/01/2052	314,329
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(2)	1,832,874
30,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	30,278
		9,151,859
	Texas - 23.8%
415,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	389,896
	Arlington Higher Education Finance Corp., TX, Rev,
2,000,000	(PSF-GTD) 4.13%, 08/15/2054	1,850,735
700,000	(PSF-GTD) 4.25%, 12/01/2048	673,043
200,000	(PSF-GTD) 4.25%, 12/01/2053	188,786
680,000	(PSF-GTD) 5.00%, 08/15/2033	726,763
200,000	(PSF-GTD) 5.00%, 08/15/2048	208,993
1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,704,671
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	603,620
1,405,000	4.25%, 02/15/2053	1,330,647
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	1,151,166
1,290,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	1,356,086
755,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	780,232
390,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.25%, 08/15/2053	409,353
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	626,492
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD) 4.25%, 04/01/2053	516,973
765,000	(PSF-GTD) 4.25%, 08/15/2053	742,496
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	719,888
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,107,758
250,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	259,720
5,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	5,352,885
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	520,926
4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	4,479,702
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	770,362
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	356,410
1,135,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	1,051,419

36

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.3% - (continued)
	Texas - 23.8% - (continued)
$ 380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	$358,018
	Georgetown Independent School Dist, TX, GO,
690,000	(PSF-GTD) 2.50%, 08/15/2037	605,641
970,000	(PSF-GTD) 5.00%, 02/15/2054	1,012,722
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,419,780
6,605,000	Judson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2053	6,946,353
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,014,775
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	966,370
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	275,728
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	1,006,960
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	559,184
	McGregor Independent School Dist, TX, GO,
1,565,000	(PSF-GTD) 5.00%, 02/15/2049	1,641,057
4,720,000	(PSF-GTD) 5.00%, 02/15/2054	4,924,546
115,000	Montgomery Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	106,524
580,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	537,342
4,210,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	3,887,631
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	20,537
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	933,675
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,161,595
575,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	530,064
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	192,667
1,750,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	1,822,476
655,000	Splendora Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	681,297
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	798,981
	Texas Department of Housing & Community Affairs, TX, Rev,
480,000	(GNMA) 3.00%, 01/01/2052	471,203
215,000	(GNMA) 3.50%, 03/01/2051	213,785
70,000	(GNMA) 4.00%, 03/01/2050	70,491
35,000	(GNMA) 4.75%, 03/01/2049	35,364
3,760,000	(GNMA) 5.75%, 01/01/2056	4,150,572
6,120,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(2)	6,736,069
5,000,000	Texas State University System, TX, Rev 5.25%, 03/15/2054	5,291,736
2,065,000	Texas Transportation Commission State Highway 249 System, TX, Rev 5.25%, 10/01/2055	2,210,405
285,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	290,278
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	419,396
		79,172,244
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 87.3% - (continued)
	Utah - 3.6%
$ 5,705,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059		$5,926,454
5,920,000	Timpanogos Special Service Dist, UT, Rev 5.00%, 06/01/2054		6,202,813
			12,129,267
	Virginia - 4.8%
	FHLMC Multifamily VRD Certificates, VA, Rev
8,537,256	4.10%, 11/25/2042(2)		8,429,080
6,916,389	(FHLMC) 4.76%, 08/25/2041		7,130,349
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052		342,679
			15,902,108
	Washington - 0.2%
455,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045		485,153
75,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048		75,200
			560,353
	Wisconsin - 0.6%
1,880,000	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039		1,893,302
	Wyoming - 0.0%
35,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		35,082
	Total Municipal Bonds (cost $292,727,088)		$290,842,275
U.S. GOVERNMENT AGENCIES - 4.0%
	Mortgage-Backed Agencies - 4.0%
	Federal Home Loan Mortgage Corp. - 4.0%
4,140,989	4.05%, 08/01/2040		$4,060,686
9,180,707	4.56%, 04/25/2042(2)(4)		9,332,016
	Total U.S. Government Agencies (cost $13,379,070)		$13,392,702
	Total Long-Term Investments (cost $306,106,158)		$304,234,977
SHORT-TERM INVESTMENTS - 7.5%
	U.S. Treasury Securities - 7.5%
	U.S. Treasury Bills - 7.5%
18,567,000	3.65%, 04/16/2026(5)		$18,253,539
6,606,000	3.76%, 02/19/2026(5)		6,531,855
	Total Short-Term Investments (cost $24,787,595)		$24,785,394
	Total Investments (cost $330,893,753)	98.8%	$329,020,371
	Other Assets and Liabilities	1.2%	4,074,262
	Net Assets	100.0%	$333,094,633
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,328,199 at October 31, 2025.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a zero-coupon bond.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of this security was
$9,332,016, representing 2.8% of net assets.

(5)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond Future	(17)	12/19/2025	$(2,061,781)	$(4,755)
Total futures contracts				$(4,755)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$290,842,275	$—	$290,842,275	$—
U.S. Government Agencies	13,392,702	—	13,392,702	—
Short-Term Investments	24,785,394	—	24,785,394	—
Total	$329,020,371	$—	$329,020,371	$—
Liabilities
Futures Contracts(2)	$(4,755)	$(4,755)	$—	$—
Total	$(4,755)	$(4,755)	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

38

Hartford Strategic Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0%
	Asset-Backed - Automobile - 3.2%
$ 990,493	Ally Auto Receivables Trust 3.45%, 06/15/2027	$989,291
671,696	Ally Bank Auto Credit-Linked Notes 6.94%, 06/15/2033(1)	671,559
1,130,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,139,644
463,007	Avid Automobile Receivables Trust 7.80%, 07/15/2032(2)	463,008
	Avis Budget Rental Car Funding AESOP LLC
100,000	7.32%, 02/20/2028(1)	100,787
100,000	7.35%, 04/20/2028(1)	101,374
190,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	190,401
630,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(1)	642,988
1,145,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	1,146,646
180,000	Exeter Select Automobile Receivables Trust 6.87%, 02/15/2033(1)	175,758
205,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	208,727
260,000	Hertz Vehicle Financing III LLC 9.13%, 06/25/2027(1)	262,928
250,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	244,148
150,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	146,691
572,937	Santander Bank Auto Credit-Linked Notes 10.17%, 06/15/2032(1)	582,687
51,001	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	51,865
585,000	SFS Auto Receivables Securitization Trust 5.33%, 11/20/2029(1)	590,941
504,725	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	509,156
		8,218,599
	Asset-Backed - Home Equity - 0.1%
250,000	Point Securitization Trust 7.00%, 09/25/2055(1)(3)	249,816
	Commercial Mortgage-Backed Securities - 4.7%
130,000	280 Park Avenue Mortgage Trust 6.50%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(4)	126,750
95,000	ALA Trust 7.12%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(4)	95,533
605,000	ARZ Trust 8.27%, 06/11/2039(1)	623,740
640,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(4)	566,424
100,000	BOCA Commercial Mortgage Trust 8.47%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(4)	101,125
	BPR Trust
30,000	5.85%, 11/05/2041(1)(4)	28,524
90,000	8.34%, 10/05/2038(1)(4)	93,604
630,000	BX Trust 7.29%, 10/15/2036, 1 mo. USD Term SOFR + 3.26%(1)(4)	629,217
75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	61,878
	Commercial Mortgage Trust
26,447	4.42%, 08/10/2047(1)(4)	25,786
314,000	7.93%, 12/10/2041(1)(4)	312,420
60,000	CSAIL Commercial Mortgage Trust 4.06%, 08/15/2048(4)	52,846
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
	DC Trust
$ 200,000	8.48%, 04/13/2040(1)(4)	$199,878
85,000	10.31%, 04/13/2040(1)(4)	85,098
100,000	Extended Stay America Trust 8.25%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(4)	100,938
215,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(1)(4)	219,469
119,258	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	103,331
	GS Mortgage Securities Trust
550,260	2.75%, 05/10/2049(1)	494,973
52,661	4.42%, 02/10/2048(1)(4)	50,286
103,452	HIH Trust 8.22%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(4)	103,969
	HTL Commercial Mortgage Trust
255,000	8.20%, 05/10/2039(1)(4)	260,996
745,000	10.26%, 05/10/2039(1)(4)	770,174
100,000	11.93%, 05/10/2039(1)(4)	103,370
	JP Morgan Chase Commercial Mortgage Securities Trust
800,000	3.57%, 12/15/2047(1)(4)	739,488
322,662	4.88%, 12/15/2046(1)(4)	306,548
	JPMBB Commercial Mortgage Securities Trust
205,000	3.78%, 10/15/2048(1)(4)	184,549
275,000	4.04%, 09/15/2047(1)(4)	248,713
240,000	4.12%, 11/15/2047(4)	230,848
610,000	4.51%, 09/15/2047(4)	571,887
285,000	MAD Commercial Mortgage Trust 6.36%, 10/15/2042(1)(4)	285,198
800,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.80%, 05/15/2046(1)(4)	728,458
125,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	112,514
270,000	NYC Commercial Mortgage Trust 7.57%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(4)	269,685
750,000	RFR Trust 7.27%, 03/11/2041(1)(4)	767,439
685,000	ROCK Trust 8.82%, 11/13/2041(1)	722,874
140,000	TEXAS Commercial Mortgage Trust 7.12%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(4)	140,000
625,000	Wells Fargo Commercial Mortgage Trust 4.43%, 10/15/2049(4)	581,534
195,000	Willowbrook Mall 6.08%, 03/05/2035(1)(4)	182,429
325,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	240,588
	X-Caliber Funding LLC
560,000	7.11%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(4)	562,073
100,000	8.38%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(4)	99,886
		12,185,040
	Other Asset-Backed Securities - 3.3%
	Affirm Asset Securitization Trust
850,000	7.35%, 09/15/2029(1)	854,471
850,000	9.17%, 02/15/2029(1)	855,104
150,000	AGL CLO 16 Ltd. 8.53%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(4)	139,899
100,000	AMSR Trust 3.66%, 06/17/2042(1)	88,486
305,000	Apidos CLO LIII Ltd. 10.31%, 07/20/2038, 3 mo. USD Term SOFR + 6.43%(1)(4)	312,293
345,000	Ballyrock CLO 29 Ltd. 4.22%, 07/25/2038(1)(4)	306,177

39

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Other Asset-Backed Securities - 3.3% - (continued)
$ 305,000	Battalion CLO XV Ltd. 7.13%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(1)(4)	$294,552
430,000	Carlyle Global Market Strategies CLO Ltd. 10.13%, 04/20/2034, 3 mo. USD Term SOFR + 6.25%(1)(4)	417,155
525,000	Carlyle U.S. CLO Ltd. 11.44%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(4)	533,377
152,035	ECAF I Ltd. 4.95%, 06/15/2040(1)	138,739
24,875	HINNT LLC 8.00%, 03/15/2043(1)	23,955
	Home RE Ltd.
129,812	8.78%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(4)	132,948
136,817	9.68%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(4)	141,684
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	221,183
1,792,000	Kubota Credit Owner Trust 5.19%, 05/15/2030(1)	1,838,850
250,000	OCP CLO Ltd. 8.28%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(1)(4)	251,157
270,000	Palmer Square CLO Ltd. 10.82%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(4)	270,035
135,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	137,383
510,000	Rad CLO 12 Ltd. 10.49%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(4)	508,722
505,000	Southwick Park CLO LLC 10.13%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(4)	501,223
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	98,629
25,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	25,931
290,000	Whetstone Park CLO Ltd. 10.30%, 01/20/2035, 3 mo. USD Term SOFR + 6.41%(1)(4)	284,270
		8,376,223
	Whole Loan Collateral CMO - 5.7%
50,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(4)	37,969
435,000	CSMC Trust 4.46%, 05/25/2065(1)(4)	408,825
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	8.08%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(4)	15,824
1,180,000	10.18%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(4)	1,226,468
630,000	10.18%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(4)	659,503
560,000	10.38%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(4)	584,345
1,139,000	11.18%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(4)	1,224,459
1,100,000	13.68%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(4)	1,211,208
1,000,000	14.03%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(4)	1,106,709
575,000	14.78%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(4)	648,997
24,355	16.05%, 08/25/2028, 30 day USD SOFR Average + 11.86%(4)	25,105
594,214	16.18%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(4)	687,525
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 100,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(4)	$81,140
	PRET LLC
390,000	6.90%, 11/25/2055(1)(3)	389,550
150,000	7.02%, 10/25/2055(1)(3)	149,877
320,000	7.26%, 10/25/2055(1)(3)	319,757
240,000	7.51%, 08/25/2055(1)(3)	240,551
155,000	7.99%, 08/25/2055(1)(3)	155,461
160,000	8.23%, 03/25/2055(1)(3)	160,500
165,000	8.35%, 07/25/2055(1)(3)	165,478
100,000	8.59%, 12/25/2054(1)(3)	100,180
265,000	8.72%, 10/25/2054(1)(3)	265,118
145,000	8.72%, 05/25/2055(1)(3)	145,992
175,000	8.96%, 10/25/2054(1)(3)	175,116
218,868	8.97%, 09/25/2051(1)(3)	218,858
298,000	PRET Trust 4.15%, 01/25/2070(1)(3)	259,773
	PRPM LLC
255,000	3.00%, 05/25/2055(1)(3)	226,235
1,100,000	7.20%, 10/25/2030(1)(3)	1,099,617
100,000	7.45%, 08/25/2030(1)(3)	100,019
145,000	8.47%, 04/25/2030(1)(3)	144,983
100,000	8.60%, 11/25/2029(1)(3)	100,026
100,000	8.84%, 11/25/2029(1)(3)	100,050
605,000	9.56%, 05/25/2030(1)(3)	606,512
430,000	RCO IX Mortgage LLC 9.13%, 04/25/2030(1)(3)	431,620
100,000	RCO VIII Mortgage LLC 8.84%, 05/25/2030(1)(3)	100,363
135,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(4)	100,147
443,324	VOLT CII LLC 8.21%, 08/25/2051(1)(3)	443,121
105,447	VOLT CV LLC 5.32%, 11/27/2051(1)(3)	104,373
289,023	VOLT CVI LLC 5.44%, 12/26/2051(1)(3)	288,555
		14,509,909
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $43,227,877)	$43,539,587
CONVERTIBLE BONDS - 6.5%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
280,000	3.63%, 10/15/2030	$239,575
39,000	4.63%, 03/15/2029	38,415
		277,990
	Biotechnology - 0.6%
165,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(1)(5)	164,794
145,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	138,026
145,000	Bridgebio Pharma, Inc. 1.75%, 03/01/2031(1)	219,041
210,000	Cytokinetics, Inc. 3.50%, 07/01/2027	297,150
179,000	Immunocore Holdings PLC 2.50%, 02/01/2030	157,448
337,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	512,880
		1,489,339
	Chemicals - 0.3%
800,000	Sasol Financing USA LLC 4.50%, 11/08/2027(6)	768,000

40

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Commercial Banks - 0.1%
EUR 200,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.52%, 12/15/2050, 3 mo. EURIBOR + 4.50%(4)	$148,999
	Commercial Services - 0.1%
$ 30,000	Block, Inc. 0.25%, 11/01/2027	27,485
108,000	Global Payments, Inc. 1.50%, 03/01/2031	97,416
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(6)	112,068
		236,969
	Diversified Financial Services - 0.2%
	Coinbase Global, Inc.
$ 238,000	0.00%, 10/01/2032(1)(5)	265,251
92,000	0.25%, 04/01/2030	117,116
		382,367
	Electric - 0.5%
360,000	PG&E Corp. 4.25%, 12/01/2027	369,504
321,000	Southern Co. 3.25%, 06/15/2028(1)	326,618
	WEC Energy Group, Inc.
82,000	3.38%, 06/01/2028(1)	84,501
310,000	4.38%, 06/01/2029	375,255
		1,155,878
	Energy-Alternate Sources - 0.1%
404,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	349,985
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	9,300
		359,285
	Entertainment - 0.1%
80,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	120,672
	Healthcare - Products - 0.7%
267,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	299,120
210,000	Guardant Health, Inc. 1.25%, 02/15/2031	358,092
360,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	311,940
289,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	320,212
259,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029(1)	311,966
200,000	Qiagen NV 2.50%, 09/10/2031(6)	209,939
		1,811,269
	Home Builders - 0.2%
456,000	Meritage Homes Corp. 1.75%, 05/15/2028	454,216
	Internet - 0.5%
	Alibaba Group Holding Ltd.
190,000	0.00%, 09/15/2032(5)(6)	213,560
67,000	0.50%, 06/01/2031	118,456
264,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(5)	291,456
75,000	JD.com, Inc. 0.25%, 06/01/2029	79,125
205,000	Shopify, Inc. 0.13%, 11/01/2025	233,495
247,000	Uber Technologies, Inc. 0.88%, 12/01/2028	359,632
		1,295,724
	Investment Company Security - 0.2%
373,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	441,632
40,000	IREN Ltd. 0.00%, 07/01/2031(1)(5)	42,120
65,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(5)	67,210
		550,962
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	IT Services - 0.4%
$ 100,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(5)	$116,600
92,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	271,860
320,000	Parsons Corp. 2.63%, 03/01/2029	365,120
56,000	Seagate HDD Cayman 3.50%, 06/01/2028	175,308
182,000	Super Micro Computer, Inc. 0.00%, 06/15/2030(1)(5)	214,566
		1,143,454
	Leisure Time - 0.3%
147,000	Carnival Corp. 5.75%, 12/01/2027	327,222
	NCL Corp. Ltd.
163,000	0.75%, 09/15/2030(1)	156,276
316,000	0.88%, 04/15/2030(1)	350,365
		833,863
	Lodging - 0.2%
600,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	629,400
	Miscellaneous Manufacturing - 0.1%
230,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	214,475
	Oil & Gas Services - 0.0%
95,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	112,955
	Pharmaceuticals - 0.1%
200,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	244,200
	Real Estate Investment Trusts - 0.5%
499,000	Boston Properties LP 2.00%, 10/01/2030(1)	488,271
425,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	424,150
	Rexford Industrial Realty LP
168,000	4.13%, 03/15/2029(1)	169,848
138,000	4.38%, 03/15/2027(1)	138,000
		1,220,269
	Semiconductors - 0.2%
265,000	ON Semiconductor Corp. 0.50%, 03/01/2029	245,920
	Semtech Corp.
259,000	0.00%, 10/15/2030(1)(5)	262,626
19,000	1.63%, 11/01/2027	35,777
		544,323
	Software - 1.0%
	Cloudflare, Inc.
40,000	0.00%, 08/15/2026(5)	55,738
410,000	0.00%, 06/15/2030(1)(5)	512,882
580,000	Datadog, Inc. 0.00%, 12/01/2029(1)(5)	615,090
297,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	350,163
395,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	435,171
22,000	Snowflake, Inc. 0.00%, 10/01/2029(5)	40,535
95,000	Strategy, Inc. 0.00%, 03/01/2030(1)(5)	93,575
15,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	15,608
353,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(5)	459,341
		2,578,103
	Telecommunications - 0.0%
40,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	42,500
	Total Convertible Bonds (cost $15,436,501)	$16,615,212

41

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0%
	Advertising - 0.0%
$ 111,000	Clear Channel Outdoor Holdings, Inc. 7.50%, 06/01/2029(1)	$108,919
	Aerospace & Defense - 0.0%
20,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	20,423
	Agriculture - 0.1%
53,000	BAT Capital Corp. 5.63%, 08/15/2035	55,057
400,000	MHP Lux SA 6.25%, 09/19/2029(6)	322,000
		377,057
	Airlines - 0.1%
25,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	26,529
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
78,000	6.38%, 02/01/2030(1)	75,332
72,000	9.50%, 06/01/2028(1)	74,881
		176,742
	Apparel - 0.1%
178,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	189,583
85,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	83,901
		273,484
	Auto Manufacturers - 0.1%
25,000	Ford Motor Co. 3.25%, 02/12/2032	21,802
155,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(4)(7)	155,495
		177,297
	Auto Parts & Equipment - 0.4%
87,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	89,017
	Forvia SE
EUR 200,000	3.75%, 06/15/2028(6)	230,693
250,000	5.38%, 03/15/2031(1)	296,138
100,000	5.50%, 06/15/2031(6)	119,059
200,000	ZF Europe Finance BV 7.00%, 06/12/2030(6)	236,165
		971,072
	Beverages - 0.1%
$ 205,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(6)	200,938
	Biotechnology - 0.2%
490,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(6)	484,517
	Chemicals - 0.8%
	GC Treasury Center Co. Ltd.
200,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(4)(7)	202,440
400,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(4)(7)	413,787
	OCP SA
215,000	6.70%, 03/01/2036(6)	231,424
200,000	6.70%, 03/01/2036(1)	215,421
	Tronox, Inc.
1,648,000	4.63%, 03/15/2029(1)	1,013,154
116,000	9.13%, 09/30/2030(1)	105,845
		2,182,071
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Commercial Banks - 3.6%
$ 200,000	AIB Group PLC 5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(4)	$205,953
	Banca Transilvania SA
EUR 705,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(4)(6)	833,695
205,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(4)(6)	242,429
	Banco Santander SA
$ 200,000	4.55%, 11/06/2030	200,158
EUR 200,000	6.00%, 01/02/2031, (6.00% fixed rate until 01/02/2031; 5 yr. EURIBOR ICE Swap + 3.82% thereafter)(4)(6)(7)	239,210
	Bank of America Corp.
$ 45,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(4)	39,212
32,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(4)	32,807
20,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(4)(7)	20,344
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(4)(6)(7)	273,117
	Bank of New York Mellon Corp.
$ 50,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(4)	49,967
20,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(4)	20,899
40,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(4)	42,529
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(4)(6)(7)	245,113
$ 418,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.13%, 01/08/2039, 5 yr. USD CMT + 4.21%(4)(6)	455,505
250,000	BPCE SA 7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(4)	279,173
EUR 200,000	CaixaBank SA 7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(4)(6)(7)	257,387
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(4)(6)(7)	252,075
	Citigroup, Inc.
$ 89,000	6.88%, 08/15/2030, 5 yr. USD CMT + 2.89%(4)(7)	91,703
88,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(4)(7)	92,074

42

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Commercial Banks - 3.6% - (continued)
EUR 100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(4)(6)(7)	$122,986
200,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(4)(6)(7)	244,690
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(4)(6)(7)	252,466
175,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(4)(6)	204,220
$ 429,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	477,548
	Goldman Sachs Group, Inc.
93,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(4)(7)	91,157
104,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(4)(7)	110,341
400,000	Golomt Bank 11.00%, 05/20/2027(1)	412,936
EUR 200,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(4)(6)(7)	254,749
	Intesa Sanpaolo SpA
$ 200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(4)	189,544
EUR 200,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(4)(6)(7)	241,881
$ 200,000	7.80%, 11/28/2053(1)	247,536
	JP Morgan Chase & Co.
16,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(4)	16,124
48,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(4)	49,441
10,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(4)	10,369
EUR 225,000	Jyske Bank AS 3.50%, 11/19/2031, (3.50% fixed rate until 11/19/2030; 1 yr. EURIBOR ICE Swap + 1.27% thereafter)(4)(6)	263,185
200,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(4)(6)(7)	238,626
200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(4)(6)(7)	240,117
GBP 100,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(4)(6)	149,811
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Commercial Banks - 3.6% - (continued)
EUR 200,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(4)(6)	$251,009
$ 200,000	Societe Generale SA 10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(4)(7)	221,319
EUR 200,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(4)(6)	239,307
$ 800,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(6)	790,679
EUR 100,000	Unicaja Banco SA 0.25%, 09/25/2029(6)	105,576
$ 47,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(4)(7)	46,651
		9,345,618
	Commercial Services - 0.4%
122,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	124,977
GBP 100,000	BCP V Modular Services Finance II PLC 6.13%, 11/30/2028(6)	120,838
$ 59,000	Block, Inc. 3.50%, 06/01/2031	54,934
158,000	Deluxe Corp. 8.13%, 09/15/2029(1)	165,523
13,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	13,369
EUR 415,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	481,771
		961,412
	Construction Materials - 0.4%
$ 600,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(4)(7)	623,370
	CP Atlas Buyer, Inc.
68,000	9.75%, 07/15/2030(1)	70,936
166,000	12.75%, 01/15/2031(1)(8)	162,587
70,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)	71,296
		928,189
	Diversified Financial Services - 3.2%
57,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(4)(7)	56,644
	Bread Financial Holdings, Inc.
134,000	6.75%, 05/15/2031(1)	134,917
1,037,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(4)	1,061,044
30,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	31,461
823,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	830,591
196,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	207,025
	Freedom Mortgage Holdings LLC
805,000	8.38%, 04/01/2032(1)	839,304
177,000	9.13%, 05/15/2031(1)	188,156
	goeasy Ltd.
36,000	6.88%, 05/15/2030(1)	35,381
16,000	6.88%, 02/15/2031(1)	15,636
103,000	7.38%, 10/01/2030(1)	102,770
251,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	269,035
1,294,000	LFS Topco LLC 8.75%, 07/15/2030(1)	1,266,672

43

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Diversified Financial Services - 3.2% - (continued)
$ 200,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	$196,448
500,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	516,763
580,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	589,316
77,000	PennyMac Financial Services, Inc. 6.88%, 05/15/2032(1)	80,318
1,013,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,049,223
84,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	87,505
410,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(1)	414,042
198,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	208,596
		8,180,847
	Electric - 3.6%
188,168	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(6)	175,749
15,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(4)	15,027
397,964	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(6)	430,187
	Bulgarian Energy Holding EAD
EUR 429,000	2.45%, 07/22/2028(6)	477,517
100,000	4.25%, 06/19/2030(6)	115,408
$ 45,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(4)	44,209
	Dominion Energy, Inc.
148,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(4)(7)	145,565
40,000	4.60%, 05/15/2028	40,433
87,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(4)	91,446
10,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(4)	10,923
EUR 775,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	935,473
	Edison International
$ 638,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.90% thereafter)(4)(7)	622,274
211,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(4)	217,164
423,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(4)	436,565
152,000	Emera, Inc. 6.75%, 06/15/2076(4)	152,725
	Energo-Pro AS
EUR 855,000	8.00%, 05/27/2030(1)	1,045,677
$ 200,000	11.00%, 11/02/2028(6)	211,000
138,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(4)	145,101
1,460,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	1,427,499
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Electric - 3.6% - (continued)
$ 39,505	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	$38,389
1,280,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,262,527
126,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(4)	129,466
	Southern California Edison Co.
55,000	5.25%, 03/15/2030	56,297
25,000	6.20%, 09/15/2055	25,515
400,000	Termocandelaria Power SA 7.75%, 09/17/2031(6)	415,212
	Virginia Electric & Power Co.
40,000	4.20%, 05/15/2045	33,684
5,000	5.60%, 09/15/2055	5,006
75,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	76,279
375,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	336,436
		9,118,753
	Energy-Alternate Sources - 0.2%
625,000	FS Luxembourg SARL 8.63%, 06/25/2033(1)	648,438
	Entertainment - 0.1%
57,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	55,729
140,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042	112,382
		168,111
	Environmental Control - 0.0%
6,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	5,638
	Food - 0.5%
	Bellis Acquisition Co. PLC
EUR 300,000	8.00%, 07/01/2031(1)	352,056
200,000	8.00%, 07/01/2031(6)	234,704
$ 400,000	BRF SA 5.75%, 09/21/2050(6)	339,093
20,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.38%, 04/15/2066(1)	20,460
70,000	Mars, Inc. 5.00%, 03/01/2032(1)	71,934
EUR 300,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	363,166
		1,381,413
	Forest Products & Paper - 0.2%
$ 704,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	584,494
	Gas - 0.1%
209,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(4)	214,253
	Hand/Machine Tools - 0.1%
EUR 200,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(6)	230,361
	Healthcare - Products - 0.1%
$ 150,000	Insulet Corp. 6.50%, 04/01/2033(1)	156,278
	Healthcare - Services - 0.7%
15,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	15,506
	CHS/Community Health Systems, Inc.
195,000	4.75%, 02/15/2031(1)	174,077
508,000	6.88%, 04/15/2029(1)	460,568

44

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 805,000	9.75%, 01/15/2034(1)	$852,324
173,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	184,725
		1,687,200
	Insurance - 1.0%
	Acrisure LLC/Acrisure Finance, Inc.
14,000	6.75%, 07/01/2032(1)	14,358
629,000	8.50%, 06/15/2029(1)	660,295
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	159,929
143,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(4)	146,038
	Athene Global Funding
47,000	4.95%, 01/07/2027(1)	47,364
35,000	5.35%, 07/09/2027(1)	35,566
20,000	5.68%, 02/23/2026(1)	20,077
	Global Atlantic Fin Co.
104,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(4)	101,288
119,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(4)	124,414
400,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	412,843
38,000	HUB International Ltd. 5.63%, 12/01/2029(1)	37,887
	Liberty Mutual Group, Inc.
75,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(4)	73,309
69,000	4.30%, 02/01/2061(1)	44,290
205,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(4)(7)	220,514
200,000	RLGH Finance Bermuda Ltd. 6.75%, 07/02/2035(6)	214,924
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(4)(6)(7)	119,715
200,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(4)(6)(7)	234,591
		2,667,402
	Internet - 0.2%
$ 140,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	149,339
	United Group BV
EUR 100,000	4.63%, 08/15/2028(6)	115,378
300,000	6.75%, 02/15/2031(6)	353,326
		618,043
	Iron/Steel - 0.1%
$ 285,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	279,953
	Leisure Time - 0.0%
25,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	25,689
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Lodging - 0.5%
EUR 615,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(6)	$705,123
$ 620,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	593,664
		1,298,787
	Media - 0.4%
	Scripps Escrow II, Inc.
75,000	3.88%, 01/15/2029(1)	67,813
52,000	5.38%, 01/15/2031(1)(9)	35,772
610,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	643,899
40,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	40,773
200,000	VTR Finance NV 6.38%, 07/15/2028(6)	196,500
		984,757
	Mining - 0.8%
	Glencore Funding LLC
50,000	2.50%, 09/01/2030(1)	45,734
28,000	3.88%, 04/27/2051(1)	21,191
	Ivanhoe Mines Ltd.
415,000	7.88%, 01/23/2030(1)	427,745
215,000	7.88%, 01/23/2030(6)	221,611
625,000	Vedanta Resources Finance II PLC 9.85%, 04/24/2033(1)	632,118
	WE Soda Investments Holding PLC
400,000	9.50%, 10/06/2028(6)	400,523
315,000	9.50%, 10/06/2028(1)	315,412
		2,064,334
	Oil & Gas - 1.9%
1,340,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,346,708
	Diamondback Energy, Inc.
14,000	4.25%, 03/15/2052	11,029
20,000	5.90%, 04/18/2064	19,163
	Energean Israel Finance Ltd.
280,000	5.38%, 03/30/2028(6)	275,450
830,000	5.88%, 03/30/2031(6)	801,188
	Petroleos Mexicanos
270,000	5.95%, 01/28/2031	264,098
185,000	6.75%, 09/21/2047	153,208
385,000	7.69%, 01/23/2050	349,118
	Phillips 66 Co.
94,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(4)	93,439
148,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(4)	149,470
400,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(1)	334,152
78,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	79,770
	YPF SA
440,000	6.95%, 07/21/2027(6)	439,185
430,000	8.75%, 09/11/2031(1)	441,727
		4,757,705
	Packaging & Containers - 0.3%
EUR 150,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(6)	167,883
$ 600,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(6)	573,024
		740,907

45

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Pharmaceuticals - 0.5%
	CVS Health Corp.
$ 137,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(4)	$142,374
76,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(4)	79,852
	Grifols SA
EUR 100,000	3.88%, 10/15/2028(6)(9)	112,424
300,000	7.50%, 05/01/2030(6)	363,981
	Teva Pharmaceutical Finance Netherlands II BV
425,000	4.38%, 05/09/2030	505,563
100,000	7.88%, 09/15/2031	138,754
		1,342,948
	Pipelines - 0.6%
$ 750,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(6)	680,280
	Enbridge, Inc.
237,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(4)	238,606
10,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(4)	10,680
96,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(4)	110,375
	Energy Transfer LP
74,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(4)	73,330
59,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(4)	62,983
88,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(4)	91,612
	Targa Resources Corp.
30,000	4.90%, 09/15/2030	30,419
15,000	6.50%, 02/15/2053	15,766
	Transcanada Trust
262,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(4)	259,062
90,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(4)	90,005
		1,663,118
	Real Estate - 2.0%
EUR 365,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	431,979
GBP 330,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(6)	406,466
$ 400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(6)(10)	38,000
	CPI Property Group SA
EUR 300,000	4.75%, 07/22/2030(6)	337,573
200,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(4)(6)(7)	219,045
$ 400,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(6)	394,475
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Real Estate - 2.0% - (continued)
	GLP Pte. Ltd.
$ 830,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(4)(6)(7)	$578,968
200,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(4)(6)(7)	132,996
400,000	9.75%, 05/20/2028(6)	419,800
EUR 100,000	New Immo Holding SA 3.25%, 07/23/2027(6)	114,491
$ 815,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	798,201
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 315,000	0.75%, 11/14/2028(6)	293,024
1,065,000	1.13%, 09/26/2029(6)	943,789
		5,108,807
	Real Estate Investment Trusts - 0.8%
$ 500,000	Champion MTN Ltd. 2.95%, 06/15/2030(6)	431,590
	Hudson Pacific Properties LP
435,000	3.25%, 01/15/2030	371,448
808,000	4.65%, 04/01/2029	743,898
243,000	5.95%, 02/15/2028	237,554
200,000	Trust Fibra Uno 7.38%, 02/13/2034(6)	217,832
		2,002,322
	Retail - 0.5%
	Bertrand Franchise Finance SAS
EUR 100,000	5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(4)(6)	111,831
200,000	6.50%, 07/18/2030(6)	224,238
$ 179,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	163,271
85,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	69,223
111,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	103,650
187,000	Staples, Inc. 10.75%, 09/01/2029(1)	181,218
466,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	494,441
		1,347,872
	Savings & Loans - 0.1%
GBP 200,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(4)(6)(7)	275,599
	Semiconductors - 0.1%
	Intel Corp.
$ 16,000	3.25%, 11/15/2049	10,661
177,000	5.60%, 02/21/2054	169,260
66,000	NVIDIA Corp. 3.50%, 04/01/2040	56,660
		236,581
	Software - 0.2%
159,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	164,460
20,000	Open Text Corp. 6.90%, 12/01/2027(1)	20,819
	Rocket Software, Inc.
63,000	6.50%, 02/15/2029(1)	61,203
52,000	9.00%, 11/28/2028(1)	53,585
50,000	Synopsys, Inc. 5.00%, 04/01/2032	51,052
EUR 225,000	TeamSystem SpA 5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(4)	260,559
		611,678
	Telecommunications - 2.5%
	Africell Holding Ltd.
$ 985,000	10.50%, 10/23/2029(6)	977,484

46

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.0% - (continued)
	Telecommunications - 2.5% - (continued)
$ 450,000	10.50%, 10/23/2029(1)	$446,707
	Altice France SA
EUR 154,020	5.50%, 10/15/2031(6)	171,756
$ 20,000	6.50%, 03/15/2032(1)	19,149
EUR 307,010	7.25%, 11/01/2029(1)	354,362
	AT&T, Inc.
$ 33,000	3.50%, 06/01/2041	26,110
39,000	3.85%, 06/01/2060	27,509
107,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(4)	112,461
123,000	EchoStar Corp. 6.75%, 11/30/2030(8)	126,925
EUR 300,000	Eolo SpA 4.88%, 10/21/2028(6)	315,896
	Iliad Holding SAS
325,000	5.38%, 04/15/2030(6)	386,168
100,000	6.88%, 04/15/2031(6)	123,628
400,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	465,957
	Level 3 Financing, Inc.
$ 89,000	3.88%, 10/15/2030(1)	79,738
46,000	4.50%, 04/01/2030(1)	42,493
EUR 100,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(6)	119,862
$ 400,000	Millicom International Cellular SA 4.50%, 04/27/2031(6)	373,632
EUR 100,000	Odido Group Holding BV 5.50%, 01/15/2030(6)	116,103
100,000	Odido Holding BV 3.75%, 01/15/2029(6)	114,936
$ 400,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)	400,834
188,000	Telecom Argentina SA 9.25%, 05/28/2033(1)	191,276
174,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(4)	185,605
	Veon Midco BV
600,000	3.38%, 11/25/2027(6)	561,860
200,000	9.00%, 07/15/2029(1)	207,889
395,000	WULF Compute LLC 7.75%, 10/15/2030(1)	410,356
		6,358,696
	Trucking & Leasing - 0.0%
57,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(1)	57,632
	Water - 0.4%
945,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	921,331
	Total Corporate Bonds (cost $71,199,479)	$71,947,686
FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
	Angola - 0.2%
500,000	Angola Government International Bonds 8.00%, 11/26/2029(6)	$477,840
	Argentina - 0.6%
1,654,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	1,158,627
260,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	267,124
		1,425,751
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.9% - (continued)
	Benin - 0.2%
$ 615,000	Benin Government International Bonds 7.96%, 02/13/2038(6)	$639,290
	Brazil - 0.1%
BRL 430,000	Brazil Letras do Tesouro Nacional 0.00%, 07/01/2026(5)	73,167
1,205,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2027	215,393
		288,560
	Bulgaria - 0.0%
EUR 15,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(6)	10,154
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 150,000,000	4.70%, 09/01/2030(6)	155,118
60,000,000	6.00%, 04/01/2033(6)	65,590
		220,708
	China - 0.2%
CNY 3,200,000	China Government Bonds 2.27%, 05/25/2034	467,519
	Colombia - 0.5%
$ 1,100,000	Colombia Government International Bonds 5.00%, 06/15/2045	842,050
	Colombia TES
COP 761,300,000	6.25%, 07/09/2036	133,438
525,100,000	7.00%, 06/30/2032	107,870
184,100,000	7.25%, 10/18/2034	36,634
975,400,000	7.75%, 09/18/2030	220,570
		1,340,562
	Czech Republic - 0.0%
CZK 1,730,000	Czech Republic Government Bonds 2.50%, 08/25/2028(6)	79,542
	Dominican Republic - 0.1%
DOP 8,000,000	Dominican Republic International Bonds 13.63%, 02/03/2033(6)	149,541
	Gabon - 0.5%
$ 1,600,000	Gabon Government International Bonds 6.63%, 02/06/2031(6)	1,248,871
	Hungary - 0.1%
	Hungary Government Bonds
HUF 9,140,000	1.50%, 04/22/2026	26,635
40,200,000	3.00%, 08/21/2030	103,407
		130,042
	India - 0.2%
	India Government Bonds
INR 7,940,000	6.10%, 07/12/2031	87,824
15,270,000	6.64%, 06/16/2035	170,975
6,530,000	6.79%, 12/02/2034	74,082
15,050,000	7.26%, 01/14/2029	174,934
		507,815
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 5,781,000,000	7.00%, 09/15/2030	368,656
676,000,000	7.13%, 06/15/2038	43,312
1,676,000,000	8.38%, 09/15/2026	103,654
		515,622
	Ivory Coast - 0.2%
EUR 510,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(6)	569,209

47

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.9% - (continued)
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 655,000	3.83%, 07/05/2034	$159,426
1,213,000	4.76%, 04/07/2037	318,625
		478,051
	Mexico - 0.2%
	Mexico Bonos
MXN 2,031,700	7.75%, 05/29/2031	106,779
420,300	7.75%, 11/23/2034	21,347
3,619,600	7.75%, 11/13/2042	168,099
2,168,900	8.00%, 05/24/2035	110,702
435,000	8.00%, 02/21/2036	22,101
1,093,300	8.50%, 03/01/2029	59,947
2,599,960	Mexico Cetes 0.00%, 09/02/2027(5)	122,574
$ 22,000	Mexico Government International Bonds 5.75%, 10/12/2110	19,323
		630,872
	Peru - 0.2%
	Peru Government Bonds
PEN 296,000	5.40%, 08/12/2034	85,278
335,000	6.85%, 08/12/2035(6)	104,828
239,000	6.95%, 08/12/2031	77,699
568,000	7.60%, 08/12/2039(6)	183,369
		451,174
	Philippines - 0.0%
	Philippines Government Bonds
PHP 1,630,000	6.25%, 03/22/2028	28,154
4,770,000	6.88%, 01/10/2029	84,031
		112,185
	Poland - 0.1%
	Republic of Poland Government Bonds
PLN 649,000	3.75%, 05/25/2027	175,376
40,000	5.00%, 10/25/2034	10,666
		186,042
	Romania - 0.9%
	Romania Government Bonds
RON 810,000	5.00%, 02/12/2029	173,661
405,000	7.10%, 07/31/2034	92,565
165,000	8.25%, 09/29/2032	39,927
	Romania Government International Bonds
EUR 570,000	2.12%, 07/16/2031(6)	574,998
1,055,000	2.75%, 04/14/2041(6)	808,407
89,000	2.88%, 04/13/2042(6)	68,056
320,000	3.75%, 02/07/2034(6)	328,222
115,000	5.38%, 03/22/2031(1)	137,352
		2,223,188
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 1,130,000	8.00%, 01/31/2030	65,797
7,953,000	8.75%, 01/31/2044	410,491
6,650,000	8.88%, 02/28/2035	383,976
		860,264
	Sri Lanka - 0.5%
	Sri Lanka Government International Bonds
$ 936,727	3.60%, 05/15/2036(1)(3)	854,668
523,273	3.60%, 02/15/2038(1)(3)	482,717
		1,337,385
	Supranational - 0.2%
INR 16,860,000	Asian Development Bank 6.20%, 10/06/2026	189,535
BRL 515,000	European Investment Bank 9.25%, 01/28/2027(6)	92,494
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.9% - (continued)
	Supranational - 0.2% - (continued)
	International Bank for Reconstruction & Development
MXN 2,160,000	5.65%, 06/03/2027	$112,180
900,000	7.25%, 01/21/2027	48,109
		442,318
	Thailand - 0.1%
	Thailand Government Bonds
THB 3,346,000	1.60%, 06/17/2035	101,882
2,631,000	3.45%, 06/17/2043	95,111
2,672,000	3.78%, 06/25/2032	93,908
		290,901
	Uruguay - 0.0%
UYU 3,096,000	Uruguay Government International Bonds 9.75%, 07/20/2033	85,871
	Total Foreign Government Obligations (cost $14,564,260)	$15,169,277
MUNICIPAL BONDS - 0.1%
	Higher Education - 0.1%
$ 365,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$383,046
	Total Municipal Bonds (cost $373,243)	$383,046
SENIOR FLOATING RATE INTERESTS - 7.1%(11)
	Aerospace & Defense - 0.1%
	Air Comm Corp. LLC
94,916	6.72%, 12/11/2031, 1 mo. USD Term SOFR + 2.75%	$94,857
4,615	6.74%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%(12)	4,613
99,500	Barnes Group, Inc. 6.71%, 01/27/2032, 1 mo. USD Term SOFR + 2.75%	99,376
175,000	TransDigm, Inc. 6.50%, 08/19/2032, 3 mo. USD Term SOFR + 2.50%	175,038
		373,884
	Airlines - 0.2%
99,500	American Airlines, Inc. 7.13%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	99,799
148,500	AS Mileage Plan IP Ltd. 5.63%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	148,871
248,120	JetBlue Airways Corp. 8.75%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	235,342
99,000	Vista Management Holding, Inc. 7.74%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	99,619
		583,631
	Apparel - 0.1%
199,000	Hanesbrands, Inc. 6.71%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	199,332
	Auto Parts & Equipment - 0.1%
130,000	Clarios Global LP 6.71%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	130,285

48

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.1%(11) - (continued)
	Chemicals - 0.1%
$ 100,000	Olympus Water U.S. Holding Corp. 7.29%, 07/23/2032, 1 mo. USD Term SOFR + 3.25%	$99,500
125,000	Qnity Electronics, Inc. 5.98%, 08/12/2032, 1 mo. USD Term SOFR + 2.00%	124,922
		224,422
	Commercial Services - 0.9%
155,000	Allied Universal Holdco LLC 7.31%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	155,547
282,903	Belron Finance 2019 LLC 6.74%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	284,083
	Citrin Cooperman Advisors LLC
13,939	6.99%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	13,934
216,061	7.00%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	215,970
130,562	Corp. Service Co. 5.96%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	129,828
99,495	Ensemble RCM LLC 6.84%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	99,852
200,735	First Advantage Holdings LLC 6.71%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	194,963
199,500	Fugue Finance BV 6.95%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	199,749
99,250	PG Investment Co. 59 SARL 6.71%, 03/26/2031, 1 mo. USD Term SOFR + 2.75%	99,548
198,489	Ryan LLC 7.46%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	197,496
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 5.27%, 07/15/2032, 3 mo. EURIBOR + 3.25%	289,797
$ 289,252	Trans Union LLC 5.71%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	288,891
EUR 125,000	Verisure Holding AB 5.00%, 03/27/2028, 3 mo. EURIBOR + 3.00%	144,200
		2,313,858
	Construction Materials - 0.3%
$ 249,375	Chamberlain Group, Inc. 6.96%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	249,999
	Emerald Borrower LP
99,002	6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	98,583
178,678	6.45%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	178,137
199,000	Quikrete Holdings, Inc. 6.21%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	199,177
		725,896
	Distribution/Wholesale - 0.2%
191,742	American Builders & Contractors Supply Co., Inc. 5.71%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	192,388
99,000	Core & Main LP 5.99%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	98,794
100,000	Gloves Buyer, Inc. 7.96%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	98,406
		389,588
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.1%(11) - (continued)
	Diversified Financial Services - 0.2%
$ 140,000	Advisor Group, Inc. 6.96%, 07/30/2032, 1 mo. USD Term SOFR + 3.00%	$140,175
120,000	CFC Bidco 2022 Ltd. 7.74%, 07/01/2032, 3 mo. USD Term SOFR + 3.75%	117,150
139,650	HighTower Holdings LLC 7.07%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	139,475
		396,800
	Electric - 0.1%
123,741	Vistra Operations Co. LLC 5.71%, 12/20/2030, 1 mo. USD Term SOFR + 1.75%	123,906
	Electronics - 0.2%
324,187	LSF12 Crown U.S. Commercial Bidco LLC 7.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	325,909
140,000	Sanmina Corp. 5.99%, 08/06/2032, 1 mo. USD Term SOFR + 2.00%	140,000
		465,909
	Engineering & Construction - 0.2%
100,000	Blackfin Pipeline LLC 7.00%, 10/01/2032, 1 mo. USD Term SOFR + 3.00%	99,875
129,347	Brown Group Holding LLC 6.73%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	129,832
204,487	Newly Weds Foods, Inc. 6.28%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	203,720
154,613	Tecta America Corp. 6.97%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	154,999
		588,426
	Entertainment - 0.2%
99,750	EOC Borrower LLC 6.96%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	100,124
99,750	Flutter Financing BV 6.00%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	99,126
110,135	Great Canadian Gaming Corp. 8.75%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	109,309
323,564	TKO Worldwide Holdings LLC 6.04%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	324,218
		632,777
	Food - 0.2%
250,000	Chobani LLC 6.24%, 10/22/2032, 1 mo. USD Term SOFR + 2.25%	250,470
120,000	Froneri Lux Finco SARL 6.46%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	119,911
194,756	U.S. Foods, Inc. 5.71%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	195,757
		566,138
	Food Service - 0.1%
250,000	Aramark Services, Inc. 5.71%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	250,053
99,002	Golden State Foods LLC 8.16%, 12/04/2031, 1 mo. USD Term SOFR + 4.00%	99,243
		349,296

49

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.1%(11) - (continued)
	Healthcare - Products - 0.3%
$ 98,000	Bausch & Lomb Corp. 7.96%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	$98,184
	Hanger, Inc.
13,108	4.09%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(12)	13,134
101,373	7.46%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	101,576
98,711	Insulet Corp. 5.96%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	99,214
365,403	Medline Borrower LP 5.96%, 10/23/2028, 1 mo. USD Term SOFR + 2.00%	365,702
		677,810
	Healthcare - Services - 0.1%
148,867	Star Parent, Inc. 8.00%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	149,066
	Home Builders - 0.0%
111,018	Installed Building Products, Inc. 5.71%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	111,018
	Home Furnishings - 0.1%
212,871	Somnigroup International, Inc. 6.21%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	213,846
	Insurance - 0.5%
184,537	Acrisure LLC 7.21%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	184,480
100,000	Alera Group, Inc. 7.21%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	100,478
99,250	AmWINS Group, Inc. 6.25%, 01/30/2032, 3 mo. USD Term SOFR + 2.25%	99,353
195,489	Asurion LLC 8.33%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	196,065
280,874	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	281,742
199,500	Sedgwick Claims Management Services, Inc. 6.46%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	199,412
245,000	Truist Insurance Holdings LLC 6.75%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	244,562
		1,306,092
	Internet - 0.2%
139,534	Go Daddy Operating Co. LLC 5.71%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	139,237
	MH Sub I LLC
43,998	8.21%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	35,110
65,005	8.25%, 05/03/2028, 3 mo. USD Term SOFR + 4.25%	58,968
168,496	Proofpoint, Inc. 6.96%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	169,105
104,476	Speedster Bidco GmbH 7.24%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	104,606
		507,026
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.1%(11) - (continued)
	Investment Company Security - 0.1%
$ 198,500	Dragon Buyer, Inc. 6.75%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	$198,947
100,000	Gryphon Acquire Newco LLC 6.85%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	100,438
		299,385
	IT Services - 0.4%
241,983	Fortress Intermediate 3, Inc. 7.11%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	242,286
194,025	Kaseya, Inc. 7.21%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	193,924
250,017	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	236,474
175,000	Sandisk Corp. 6.86%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	175,110
166,521	Surf Holdings LLC 7.58%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	166,591
		1,014,385
	Leisure Time - 0.1%
190,778	Hayward Industries, Inc. 6.58%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	191,255
109,173	LC AHAB U.S. Bidco LLC 6.96%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	109,310
		300,565
	Media - 0.1%
220,000	Sunrise Financing Partnership 6.43%, 02/15/2032, 3 mo. USD Term SOFR + 2.50%	219,450
	Mining - 0.0%
119,400	Novelis Corp. 5.75%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	119,654
	Miscellaneous Manufacturing - 0.0%
99,500	John Bean Technologies Corp. 5.71%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	99,345
	Packaging & Containers - 0.6%
460,267	Clydesdale Acquisition Holdings, Inc. 7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	459,908
435,000	Owens-Illinois, Inc. 6.96%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	433,730
414,891	Proampac PG Borrower LLC 8.03%, 09/15/2028, 3 mo. USD Term SOFR + 4.00%	414,136
104,186	TricorBraun Holdings, Inc. 7.21%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	103,614
		1,411,388
	Pharmaceuticals - 0.2%
100,000	Amneal Pharmaceuticals LLC 7.46%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	100,708
199,500	Bausch Health Cos., Inc. 10.21%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	197,930
EUR 290,000	IVC Acquisition Ltd. 6.03%, 12/12/2028, 3 mo. EURIBOR + 4.00%	333,687
		632,325

50

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.1%(11) - (continued)
	Pipelines - 0.1%
$ 175,000	Colossus Acquireco LLC 5.87%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	$174,125
100,000	Whitewater Matterhorn Holdings LLC 6.31%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	100,016
		274,141
	Retail - 0.5%
308,799	Flynn Restaurant Group LP 7.71%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	309,812
158,800	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	158,635
198,500	IRB Holding Corp. 6.46%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	198,740
339,327	LBM Acquisition LLC 7.88%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	327,097
	QXO, Inc.
150,000	5.99%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	150,000
47,222	6.96%, 04/30/2032, 1 mo. USD Term SOFR + 3.00%	47,254
123,718	Specialty Building Products Holdings LLC 7.81%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	118,361
		1,309,899
	Semiconductors - 0.0%
110,130	MKS Instruments, Inc. 5.98%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	110,189
	Software - 0.5%
149,625	BCPE Pequod Buyer, Inc. 6.96%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	149,999
199,500	Cotiviti Corp. 6.88%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	191,582
250,000	Dayforce, Inc. 7.02%, 10/07/2032, 1 mo. USD Term SOFR + 3.00%	249,063
149,625	Project Boost Purchaser LLC 6.61%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	149,212
99,750	Rocket Software, Inc. 7.71%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	99,278
124,938	Waystar Technologies, Inc. 5.96%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	124,834
191,565	Zelis Payments Buyer, Inc. 6.71%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	188,408
		1,152,376
	Transportation - 0.1%
184,934	First Student Bidco, Inc. 6.71%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	185,062
	Total Senior Floating Rate Interests (cost $18,151,146)	$18,157,170
U.S. GOVERNMENT AGENCIES - 8.9%
	Mortgage-Backed Agencies - 8.9%
	Federal Home Loan Mortgage Corp. - 1.0%
275,783	5.00%, 09/01/2052	$275,704
55,000	7.58%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(4)	56,168
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 8.9% - (continued)
	Mortgage-Backed Agencies - 8.9% - (continued)
	Federal Home Loan Mortgage Corp. - 1.0% - (continued)
$ 1,150	8.38%, 12/31/2027(4)(7)(13)	$18,400
125,000	8.43%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(4)	130,527
275,000	11.03%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(4)	291,536
380,000	11.28%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(4)	402,258
280,000	11.90%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(4)	343,253
710,000	11.98%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(4)	752,775
250,000	13.43%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(4)	288,431
		2,559,052
	Federal National Mortgage Association - 0.1%
266,792	5.00%, 09/01/2052	266,728
1,100	8.25%, 12/31/2025(4)(7)(13)	18,502
		285,230
	Tennessee Valley Authority Power - 0.0%
83,000	4.88%, 05/15/2035	86,185
	Uniform Mortgage-Backed Security - 7.8%
7,685,000	5.50%, 11/01/2054(14)	7,764,130
7,685,000	5.50%, 12/01/2054(14)	7,758,726
2,120,000	6.00%, 11/01/2054(14)	2,167,821
2,115,000	6.00%, 12/01/2054(14)	2,162,295
		19,852,972
	Total U.S. Government Agencies (cost $22,790,958)	$22,783,439
U.S. GOVERNMENT SECURITIES - 31.7%
	U.S. Treasury Securities - 31.7%
	U.S. Treasury Bonds - 7.3%
1,525,000	1.88%, 02/15/2051	$881,581
2,300,000	1.88%, 11/15/2051	1,316,481
1,240,000	2.25%, 08/15/2046	836,758
450,000	2.38%, 05/15/2051	292,781
2,225,000	3.13%, 08/15/2044	1,799,556
1,925,000	3.38%, 11/15/2048(15)	1,561,581
470,000	3.63%, 08/15/2043	413,306
1,615,000	4.13%, 08/15/2044	1,511,602
290,000	4.25%, 08/15/2054	270,402
2,125,000	4.50%, 11/15/2054(16)	2,066,646
675,000	4.63%, 02/15/2055	670,043
850,000	4.75%, 02/15/2045	861,820
1,649,800	4.75%, 05/15/2055	1,671,454
975,000	4.75%, 08/15/2055	988,254
1,975,000	4.88%, 08/15/2045	2,034,250
1,568,200	5.00%, 05/15/2045	1,641,219
		18,817,734
	U.S. Treasury Inflation-Indexed Bonds - 2.1%
1,411,222	0.25%, 02/15/2050(17)	846,452
627,010	0.63%, 02/15/2043(17)	480,170
2,494,534	0.75%, 02/15/2042(17)	1,991,070
1,430,707	0.75%, 02/15/2045(17)	1,078,286
594,723	1.00%, 02/15/2046(17)	463,541
507,339	1.38%, 02/15/2044(17)	437,596
		5,297,115
	U.S. Treasury Inflation-Indexed Notes - 1.0%
1,628,214	1.75%, 01/15/2034(17)	1,634,309
948,338	1.88%, 07/15/2035(17)	956,127
		2,590,436

51

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 31.7% - (continued)
	U.S. Treasury Securities - 31.7% - (continued)
	U.S. Treasury Notes - 21.3%
$ 3,550,000	1.25%, 06/30/2028	$3,340,189
4,500,000	2.38%, 05/15/2029	4,313,145
5,865,000	3.38%, 09/15/2028	5,829,260
2,250,000	3.38%, 05/15/2033	2,169,229
1,850,000	3.50%, 09/30/2027	1,846,459
5,625,000	3.50%, 01/31/2030	5,586,108
555,000	3.75%, 04/15/2028	556,908
1,255,000	3.88%, 06/15/2028	1,263,873
5,800,000	4.00%, 02/28/2030	5,873,859
4,655,000	4.00%, 06/30/2032	4,691,185
4,105,000	4.00%, 07/31/2032	4,134,665
1,250,000	4.00%, 02/15/2034	1,250,830
4,900,000	4.25%, 11/15/2034(15)(16)	4,974,266
5,301,700	4.25%, 05/15/2035	5,372,942
230,000	4.25%, 08/15/2035	232,875
3,100,000	4.50%, 04/15/2027	3,136,570
		54,572,363
	Total U.S. Government Securities (cost $81,400,416)	$81,277,648
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$6,731
	Capital Goods - 0.0%
23	Middleby Corp.*	2,857
	Financial Services - 0.0%
33,932	Unifin Financiera SAB de CV*(2)(18)	1,770
250,000	Unifin Financiera SAB de CV*(2)(9)(18)	25,000
		26,770
	Food, Beverage & Tobacco - 0.0%
1,551	Luxco Co. Ltd.*	25,714
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	3,038
	Utilities - 0.0%
598	NextEra Energy, Inc.	48,677
	Total Common Stocks (cost $106,834)	$113,787
PREFERRED STOCKS - 0.9%
	Banks - 0.1%
117	Bank of America Corp. Series L, 7.25%(13)	$147,537
7,375	Citizens Financial Group, Inc. Series I, 6.50%*(13)	187,104
		334,641
	Capital Goods - 0.1%
4,858	Boeing Co. (Preference Shares), 6.00%	314,410
	Financial Services - 0.3%
7,854	Ares Management Corp. Series B, 6.75%	371,416
2,980	Corebridge Financial, Inc. (Preference Shares), 6.38%	73,904
5,094	Morgan Stanley Series Q, 6.63%(13)	133,259
7,079	Synchrony Financial Series B, 8.25%(13)	186,956
		765,535
	Insurance - 0.1%
3,154	Brighthouse Financial, Inc. Series C, 5.38%(13)	40,213
3,329	Enstar Group Ltd. Series D, 7.00%(13)(19)	79,896
		120,109
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.9% - (continued)
	Telecommunication Services - 0.1%
2,063	T-Mobile USA, Inc. (Preference Shares), 6.25%		$51,513
2,325	T-Mobile USA, Inc. (Preference Shares), 5.50%		53,963
2,182	T-Mobile USA, Inc. (Preference Shares), 5.50%		50,317
			155,793
	Utilities - 0.2%
8,775	DTE Energy Co. Series H, 6.25%*		220,604
2,200	NextEra Energy, Inc. (Preference Shares), 7.30%		115,566
892	PG&E Corp. Series A, 6.00%		36,661
636	Sempra (Preference Shares), 5.75%		14,437
5,765	Southern Co. (Preference Shares), 6.50%		148,795
			536,063
	Total Preferred Stocks (cost $2,172,082)		$2,226,551
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(2)(18)		$594
	Total Warrants (cost $—)		$594
	Total Long-Term Investments (cost $269,422,796)		$272,213,997
SHORT-TERM INVESTMENTS - 0.3%
	U.S. Treasury Securities - 0.3%
	U.S. Treasury Bills - 0.3%
$ 640,000	3.87%, 12/04/2025(20)		$637,691
	Total Short-Term Investments (cost $637,691)		$637,691
	Total Investments (cost $270,060,487)	106.4%	$272,851,688
	Other Assets and Liabilities	(6.4)%	(16,376,518)
	Net Assets	100.0%	$256,475,170
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$84,319,059, representing 32.9% of net assets.

52

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

(2)	Investment valued using significant unobservable inputs.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $34,827,488, representing 13.6% of net assets.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2025, the aggregate value of the unfunded commitment was $17,747, which represents to 0.0% of total net assets.

(13)	Perpetual security with no stated maturity date.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $1,550,555.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $1,787,920.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $27,364 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$594
08/2024	Unifin Financiera SAB de CV	250,000	7,500	25,000
08/2024	Unifin Financiera SAB de CV	33,932	7,500	1,770
			$15,000	$27,364

(19)	Currently no rate available.
(20)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	89	12/15/2025	$6,619,501	$2,633
Canadian 10-Year Bond Future	27	12/18/2025	2,365,571	58,101
U.S. Treasury 2-Year Note Future	53	12/31/2025	11,036,836	(29,575)
U.S. Treasury 5-Year Note Future	234	12/31/2025	25,555,359	(107,970)
U.S. Treasury 10-Year Note Future	204	12/19/2025	22,985,062	(45,905)
U.S. Treasury 10-Year Ultra Future	63	12/19/2025	7,275,516	42,830
U.S. Treasury Long Bond Future	31	12/19/2025	3,636,688	30,704
U.S. Treasury Ultra Bond Future	15	12/19/2025	1,819,219	64,664
Total				$15,482
Short position contracts:
Euro BUXL 30-Year Bond Future	(4)	12/08/2025	$(536,103)	$(9,515)
Euro-BOBL Future	(16)	12/08/2025	(2,183,931)	(8,903)

53

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Futures Contracts Outstanding at October 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro-BUND Future	(41)	12/08/2025	$(6,123,019)	$(29,287)
Total				$(47,705)
Total futures contracts				$(32,223)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	15,000	(1.00%)	06/20/2030	Quarterly	$281	$—	$132	$(149)
ITRAXX-XOVER S43.V1	EUR	369,998	(5.00%)	06/20/2030	Quarterly	—	(37,447)	(46,895)	(9,448)
Total						$281	$(37,447)	$(46,763)	$(9,597)
Sell protection:
CDX.NA.HY.S44.V1	USD	343,000	5.00%	06/20/2030	Quarterly	$24,202	$—	$27,683	$3,481
CDX.NA.HY.S45.V1	USD	475,000	5.00%	12/20/2030	Quarterly	35,083	—	37,013	1,930
ITRAXX-XOVER S44.V1	EUR	8,020,000	5.00%	12/20/2030	Quarterly	967,890	—	1,014,258	46,368
Total						$1,027,175	$—	$1,078,954	$51,779
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	150,000	(1.00%)	12/20/2029	Quarterly	$706	$—	$(727)	$(1,433)
Societe Generale SA	EUR	30,000	(1.00%)	06/20/2030	Quarterly	412	—	(366)	(778)
Total						$1,118	$—	$(1,093)	$(2,211)
Sell protection:
Danske Bank AS (A-)	EUR	150,000	1.00%	12/20/2029	Quarterly	$—	$(295)	$3,165	$3,460
Lloyds Banking Group PLC (BB-)	EUR	30,000	1.00%	06/20/2030	Quarterly	—	(337)	99	436
Total						$—	$(632)	$3,264	$3,896
Total						$1,118	$(632)	$2,171	$1,685
Total centrally cleared credit default swap contracts						$1,028,574	$(38,079)	$1,034,362	$43,867

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	2,275,000	03/19/2045	Annual	$—	$(38,711)	$(53,776)	$(15,065)
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	824	—	49,617	48,793
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,016	—	36,805	34,789
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,205)	15,734	16,939
3.59% Fixed	12 Mo. USD SOFR	USD	695,000	09/20/2053	Annual	11,124	—	45,354	34,230
3.75% Fixed	12 Mo. USD SOFR	USD	215,000	12/18/2054	Annual	309	—	8,969	8,660
Total centrally cleared interest rate swaps contracts						$14,273	$(39,916)	$102,703	$128,346

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
912,000	BRL	163,656	USD	GSC	12/02/2025	$4,337
315,000	BRL	57,890	USD	SSG	12/02/2025	134
575,000	BRL	105,944	USD	BOA	12/02/2025	(27)
426,605,000	COP	107,688	USD	CBK	12/17/2025	2,097

54

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,664	EUR	10,000	USD	BCLY	11/28/2025	$16
8,662	EUR	10,000	USD	BOA	11/28/2025	14
543,000	EUR	627,827	USD	BMO	12/17/2025	618
14,000	EUR	16,310	USD	GSC	12/17/2025	(107)
88,000	EUR	103,760	USD	CBK	12/17/2025	(1,913)
107,000	EUR	127,426	USD	CIBC	12/17/2025	(3,589)
1,000	GBP	1,331	USD	JPM	11/28/2025	(17)
59,727,000	HUF	176,092	USD	BCLY	12/17/2025	1,120
19,800,000	HUF	58,822	USD	SSG	12/17/2025	(74)
694,308,000	IDR	41,980	USD	CBK	12/17/2025	(250)
4,050,000	INR	45,440	USD	SSG	12/17/2025	70
7,333,000	INR	82,799	USD	MSC	12/17/2025	(398)
2,343,000	MXN	124,709	USD	WFB	12/17/2025	952
20,000	PHP	343	USD	GSC	12/17/2025	(3)
15,000	PLN	4,101	USD	BOA	12/17/2025	(38)
169,000	PLN	46,298	USD	MSC	12/17/2025	(519)
120,000	RON	27,478	USD	BCLY	12/17/2025	(308)
493,000	RON	112,988	USD	GSC	12/17/2025	(1,367)
3,705,000	TRY	82,219	USD	GSC	12/17/2025	2,496
1,330,000	TRY	29,986	USD	BNP	12/17/2025	424
1,110,000	UYU	27,591	USD	CBK	12/17/2025	166
1,073,883	USD	1,625,000	AUD	BOA	11/06/2025	9,991
337,077	USD	470,000	CAD	BOA	11/06/2025	1,536
334,124	USD	265,000	CHF	BOA	11/06/2025	3,745
33,808	USD	32,400,000	CLP	GSC	12/17/2025	(586)
65,519	USD	63,130,000	CLP	JPM	12/17/2025	(1,495)
19,516	USD	138,000	CNH	WFB	12/17/2025	75
45,718	USD	324,000	CNH	HSBC	12/17/2025	74
9,758	USD	69,000	CNH	UBS	12/17/2025	37
16,615	USD	118,000	CNH	GSC	12/17/2025	(8)
1,194	USD	4,700,000	COP	SSG	12/17/2025	(15)
81,185	USD	1,686,000	CZK	GSC	12/17/2025	1,134
1,075,005	USD	914,000	EUR	BOA	11/06/2025	19,659
7,801,100	USD	6,709,651	EUR	JPM	11/28/2025	44,555
6,372,709	USD	5,478,600	EUR	DEUT	11/28/2025	39,292
2,398,592	USD	2,053,390	EUR	SSG	11/28/2025	24,814
6,482,114	USD	5,504,000	EUR	DEUT	12/17/2025	112,025
1,014,794	USD	856,000	EUR	UBS	12/17/2025	24,097
940,402	USD	802,000	EUR	SCB	12/17/2025	12,202
591,018	USD	506,000	EUR	JPM	12/17/2025	5,396
173,834	USD	148,000	EUR	MSC	12/17/2025	2,546
211,786	USD	181,000	EUR	SSG	12/17/2025	2,304
186,215	USD	159,000	EUR	CAG	12/17/2025	2,196
90,698	USD	77,000	EUR	ANZ	12/17/2025	1,581
1,073,589	USD	798,000	GBP	BOA	11/06/2025	25,121
438,647	USD	329,320	GBP	BCLY	11/28/2025	5,939
42,404	USD	14,300,000	HUF	BCLY	12/17/2025	(25)
11,324	USD	191,000,000	IDR	BOA	12/17/2025	(155)
47,576	USD	4,240,000	INR	MSC	12/17/2025	(68)
34,756	USD	3,100,000	INR	BOA	12/17/2025	(78)
705,801	USD	103,600,000	JPY	SCB	11/06/2025	32,905
38,781	USD	717,000	MXN	GSC	12/17/2025	327
9,516	USD	40,000	MYR	SCB	12/17/2025	(50)
99,881	USD	420,000	MYR	HSBC	12/17/2025	(562)
266,489	USD	1,120,000	MYR	BNP	12/17/2025	(1,359)
1,076,584	USD	10,710,000	NOK	GSC	11/06/2025	17,966
21,194	USD	74,000	PEN	MSC	12/17/2025	(722)
49,721	USD	173,000	PEN	BOA	12/17/2025	(1,516)
66,918	USD	235,000	PEN	GSC	12/17/2025	(2,682)
116,679	USD	6,680,000	PHP	BCLY	12/17/2025	3,293
12,293	USD	45,000	PLN	DEUT	12/17/2025	103
3,438	USD	15,000	RON	BCLY	12/17/2025	42
336,583	USD	3,150,000	SEK	BOA	11/06/2025	4,603
175,298	USD	5,549,000	THB	BCLY	12/17/2025	3,023
115,475	USD	3,674,000	THB	CBK	12/17/2025	1,411

55

Hartford Strategic Income ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
54,993	USD	2,225,000	UYU	CBK	12/17/2025	$(646)
14,954	USD	260,000	ZAR	RBC	12/17/2025	2
25,463	USD	446,000	ZAR	BCLY	12/17/2025	(185)
Total foreign currency contracts						$395,676

Foreign Cross Currency Contracts Outstanding at October 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	382,305	BNP	11/28/2025	GBP	379,782	$2,523
EUR	125,831	SSG	11/28/2025	GBP	126,139	(307)
EUR	161,130	BCLY	11/28/2025	GBP	161,615	(485)
Total foreign cross currency contracts						$1,731
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$43,539,587	$—	$43,076,579	$463,008
Convertible Bonds	16,615,212	—	16,615,212	—
Corporate Bonds	71,947,686	—	71,947,686	—
Foreign Government Obligations	15,169,277	—	15,169,277	—
Municipal Bonds	383,046	—	383,046	—
Senior Floating Rate Interests	18,157,170	—	18,157,170	—
U.S. Government Agencies	22,783,439	36,902	22,746,537	—
U.S. Government Securities	81,277,648	—	81,277,648	—
Common Stocks	113,787	61,303	25,714	26,770
Preferred Stocks	2,226,551	2,005,947	220,604	—
Warrants	594	—	—	594
Short-Term Investments	637,691	—	637,691	—
Foreign Currency Contracts(2)	416,961	—	416,961	—
Futures Contracts(2)	198,932	198,932	—	—
Swaps - Credit Default(2)	55,675	—	55,675	—
Swaps - Interest Rate(2)	143,411	—	143,411	—
Total	$273,666,667	$2,303,084	$270,873,211	$490,372
Liabilities
Foreign Currency Contracts(2)	$(19,554)	$—	$(19,554)	$—
Futures Contracts(2)	(231,155)	(231,155)	—	—
Swaps - Interest Rate(2)	(15,065)	—	(15,065)	—
Swaps - Credit Default(2)	(11,808)	—	(11,808)	—
Total	$(277,582)	$(231,155)	$(46,427)	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended October 31, 2025 is not presented.

56

Hartford Total Return Bond ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8%
	Asset-Backed - Automobile - 0.7%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,535,000	5.36%, 06/20/2030(1)	$1,582,388
540,000	5.58%, 12/20/2030(1)	555,909
1,565,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	1,568,555
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	964,274
1,060,000	Exeter Automobile Receivables Trust 4.40%, 05/15/2030	1,061,126
2,645,000	GLS Auto Receivables Issuer Trust 4.98%, 07/16/2029(1)	2,666,612
650,000	GLS Auto Select Receivables Trust 4.50%, 11/15/2030(1)	651,589
1,340,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,349,432
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,660,425
	Santander Bank Auto Credit-Linked Notes
981,283	4.97%, 01/18/2033(1)	985,671
135,641	5.64%, 12/15/2033(1)	137,291
450,000	Santander Drive Auto Receivables Trust 5.98%, 04/16/2029	456,133
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	368,599
625,000	5.71%, 01/22/2030(1)	640,083
966,795	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	979,002
		15,627,089
	Asset-Backed - Manufactured Housing - 0.0%
332,683	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	299,240
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
395,459	0.97%, 12/16/2069(1)	355,673
766,745	1.11%, 02/18/2070(1)	681,884
958,178	5.51%, 10/15/2071(1)	983,210
		2,020,767
	Commercial Mortgage-Backed Securities - 4.8%
1,549,000	280 Park Avenue Mortgage Trust 6.50%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,510,275
1,295,000	ALA Trust 5.78%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	1,299,856
810,000	ARZ Trust 6.07%, 06/11/2039(1)	826,956
789,686	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	751,619
	BBCMS Mortgage Trust
10,295,427	1.01%, 05/15/2057(2)(3)	731,508
7,327,403	1.11%, 09/15/2057(2)(3)	551,405
7,591,884	1.13%, 02/15/2062(2)(3)	633,389
6,313,702	1.62%, 02/15/2057(2)(3)	596,980
530,000	3.66%, 04/15/2055(2)	494,065
1,770,000	3.67%, 02/15/2050	1,745,962
	Benchmark Mortgage Trust
17,567,327	0.46%, 07/15/2051(2)(3)	162,088
12,497,211	0.46%, 01/15/2055(1)(2)(3)	170,233
7,357,551	0.53%, 01/15/2051(2)(3)	65,743
12,418,514	0.57%, 07/15/2056(2)(3)	440,999
4,224,398	1.17%, 12/15/2056(2)(3)	232,042
7,306,345	1.22%, 03/15/2062(2)(3)	250,994
3,588,960	1.50%, 01/15/2054(2)(3)	221,833
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Commercial Mortgage-Backed Securities - 4.8% - (continued)
$ 1,514,615	1.73%, 07/15/2053(2)(3)	$77,371
2,053,000	2.93%, 12/15/2072	1,916,822
2,200,000	3.88%, 02/15/2051(2)	2,172,802
9,748,350	BMO Mortgage Trust 0.86%, 07/15/2057(2)(3)	613,708
2,005,000	BOCA Commercial Mortgage Trust 6.37%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	2,012,519
	BPR Trust
870,000	5.85%, 11/05/2041(1)(2)	889,856
3,055,000	7.62%, 10/05/2038(1)(2)	3,170,907
2,725,000	BWAY Trust 7.46%, 05/05/2042(1)(2)	2,852,052
	BX Trust
1,670,000	5.88%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	1,672,609
273,000	7.07%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	272,915
5,032,000	CD Mortgage Trust 3.63%, 02/10/2050	4,887,141
766,000	Citigroup Commercial Mortgage Trust 4.01%, 11/15/2049(2)	684,868
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	373,371
395,000	3.90%, 01/10/2039(1)(2)	370,293
1,206,000	6.51%, 12/10/2041(1)(2)	1,233,475
	DBJPM Mortgage Trust
3,129,147	1.59%, 09/15/2053(2)(3)	138,634
2,660,000	2.89%, 08/10/2049	2,630,644
	DC Trust
645,000	5.73%, 04/13/2040(1)(2)	652,837
320,000	7.04%, 04/13/2040(1)(2)	322,311
830,000	Durst Commercial Mortgage Trust 5.15%, 08/10/2042(1)(2)	845,808
465,000	Extended Stay America Trust 5.75%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	466,453
4,350,000	FS Commercial Mortgage Trust 7.54%, 11/10/2039(1)(2)	4,449,539
350,000	FS Trust 6.12%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	350,328
3,290,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(2)	3,297,047
	GS Mortgage Securities Trust
6,145,453	0.61%, 02/13/2053(2)(3)	128,205
2,000,000	3.05%, 05/10/2049	1,989,052
2,440,000	3.43%, 08/10/2050	2,389,175
738,940	HIH Trust 6.37%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	741,480
	HTL Commercial Mortgage Trust
910,000	6.56%, 05/10/2039(1)(2)	924,193
500,000	7.09%, 05/10/2039(1)(2)	508,848
	INT Commercial Mortgage Trust
1,050,000	4.88%, 11/05/2037(1)(2)	1,051,134
200,000	5.17%, 11/05/2037(1)(2)	200,210
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	2.81%, 01/16/2037(1)	371,433
300,000	5.80%, 10/05/2039(1)(2)	302,647
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,029,718
2,740,000	MAD Commercial Mortgage Trust 5.10%, 10/15/2042(1)(2)	2,742,166
1,300,000	MF1 Ltd. 5.75%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,297,111

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Commercial Mortgage-Backed Securities - 4.8% - (continued)
	Morgan Stanley Capital I Trust
$ 3,517,449	1.29%, 06/15/2050(2)(3)	$48,967
2,460,000	3.91%, 09/09/2032(1)	2,214,279
1,350,000	5.60%, 12/15/2038, 1 mo. USD Term SOFR + 1.56%(1)(2)	1,255,500
1,972,383	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(2)(3)	111,688
839,000	Natixis Commercial Mortgage Securities Trust 4.77%, 06/17/2038(1)(2)	816,301
340,000	NRTH Commercial Mortgage Trust 5.79%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	340,213
	NYC Commercial Mortgage Trust
3,230,000	4.88%, 07/13/2042(1)(2)	3,244,123
2,455,000	5.18%, 07/13/2042(1)(2)	2,465,680
3,560,000	5.72%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,553,325
3,165,000	RFR Trust 5.67%, 03/11/2041(1)(2)	3,238,759
5,550,000	SHR Trust 6.48%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	5,553,469
630,000	TEXAS Commercial Mortgage Trust 5.62%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	627,244
13,151,600	Wells Fargo Commercial Mortgage Trust 1.00%, 08/15/2057(2)(3)	934,365
	Wells Fargo NA
11,222,276	0.41%, 02/15/2055(2)(3)	248,685
5,613,447	0.58%, 11/15/2062(2)(3)	115,159
13,807,212	0.63%, 11/15/2062(2)(3)	318,686
14,956,958	0.68%, 02/15/2061(2)(3)	191,116
5,646,711	0.70%, 11/15/2050(2)(3)	58,034
3,418,479	0.75%, 11/15/2054(2)(3)	44,123
9,823,486	0.82%, 06/15/2057(2)(3)	545,707
10,388,871	0.87%, 01/15/2063(2)(3)	297,648
3,384,376	0.88%, 05/15/2062(2)(3)	85,382
8,011,103	1.00%, 02/15/2056(2)(3)	462,285
2,540,548	1.00%, 12/15/2056(2)(3)	65,372
12,337,268	1.14%, 10/15/2057(2)(3)	995,742
7,048,959	1.76%, 03/15/2063(2)(3)	480,513
1,790,000	3.44%, 09/15/2060	1,761,204
1,440,000	3.58%, 05/15/2062	1,380,052
2,140,000	WHARF Commercial Mortgage Trust 5.35%, 07/15/2040(1)(2)	2,198,200
	Willowbrook Mall
1,390,000	5.87%, 03/05/2035(1)(2)	1,445,874
2,685,000	6.08%, 03/05/2035(1)(2)	2,760,278
		99,573,602
	Other Asset-Backed Securities - 5.5%
55,601	AASET Trust 3.35%, 01/16/2040(1)	54,709
	Affirm Asset Securitization Trust
1,095,000	5.33%, 12/17/2029(1)	1,096,878
1,035,000	5.61%, 02/15/2029(1)	1,038,391
	Aligned Data Centers Issuer LLC
970,000	1.94%, 08/15/2046(1)	947,192
1,420,000	6.00%, 08/17/2048(1)	1,433,705
	AMSR Trust
3,612,864	2.12%, 12/17/2038(1)	3,532,031
1,405,000	4.15%, 11/17/2041(1)	1,387,833
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	515,133
2,795,000	Ares XLIII CLO Ltd. 5.60%, 01/15/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,804,796
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 1,260,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	$1,282,228
2,085,000	Barings CLO Ltd. 5.98%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,089,714
1,300,000	Benefit Street Partners CLO XXXI Ltd. 5.61%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,303,244
400,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	402,992
3,730,000	CBAM Ltd. 5.99%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	3,734,618
	CF Hippolyta Issuer LLC
252,681	1.53%, 03/15/2061(1)	210,756
593,453	1.69%, 07/15/2060(1)	507,614
193,202	1.98%, 03/15/2061(1)	127,206
822,695	1.99%, 07/15/2060(1)	688,478
381,327	5.97%, 08/15/2062(1)	373,044
	Commercial Equipment Finance LLC
3,060,000	4.83%, 05/15/2031(1)	3,060,000
681,873	5.97%, 07/16/2029(1)	688,592
5,110,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	5,125,596
	Domino's Pizza Master Issuer LLC
4,554,217	2.66%, 04/25/2051(1)	4,324,326
3,628,398	3.15%, 04/25/2051(1)	3,335,467
667,200	3.67%, 10/25/2049(1)	643,144
1,215,000	Elmwood CLO 23 Ltd. 5.64%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,216,944
	FirstKey Homes Trust
1,855,999	1.38%, 09/17/2038(1)	1,807,333
1,463,380	2.14%, 12/17/2038(1)	1,426,377
652,584	4.15%, 05/19/2039(1)	649,730
2,393,439	4.25%, 07/17/2039(1)	2,387,072
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	458,469
	GreenSky Home Improvement Issuer Trust
260,000	5.02%, 06/25/2060(1)	263,244
815,000	5.07%, 06/25/2060(1)	820,718
	NMEF Funding LLC
438,000	4.64%, 01/18/2033(1)	438,950
1,595,000	4.73%, 01/18/2033(1)	1,601,226
66,106	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	65,951
	Progress Residential Trust
1,678,569	1.51%, 10/17/2038(1)	1,644,715
609,992	3.20%, 04/17/2039(1)	599,017
2,702,591	3.40%, 02/17/2042(1)	2,589,245
1,720,744	4.44%, 05/17/2041(1)	1,719,136
429,089	4.45%, 06/17/2039(1)	428,224
739,969	4.75%, 10/27/2039(1)	742,331
3,875,000	Rad CLO 12 Ltd. 5.16%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)	3,882,750
	Retained Vantage Data Centers Issuer LLC
2,350,000	4.99%, 09/15/2049(1)	2,349,912
2,610,000	5.00%, 09/15/2048(1)	2,611,015
2,950,000	RR 23 Ltd. 5.55%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,958,230
1,185,000	RR 26 Ltd. 5.40%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,184,975
121,654	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	119,837
17,809	Sound Point CLO II Ltd. 5.19%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	17,810

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 2,270,000	Sound Point CLO XXIX Ltd. 5.19%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	$2,271,357
	Stack Infrastructure Issuer LLC
1,480,000	5.90%, 07/25/2048(1)	1,486,665
855,000	5.90%, 03/25/2049(1)	867,683
1,331,082	Stream Innovations Issuer Trust 5.05%, 09/15/2045(1)	1,341,237
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	488,180
777,021	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	787,445
	Taco Bell Funding LLC
1,675,163	2.54%, 08/25/2051(1)	1,472,384
1,733,550	4.94%, 11/25/2048(1)	1,730,043
1,445,000	Texas Debt Capital CLO Ltd. 5.53%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,451,598
	Tricon Residential Trust
2,087,669	4.30%, 11/17/2041(1)	2,069,340
638,429	4.75%, 06/17/2040(1)	640,441
2,044,433	5.13%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,046,337
2,020,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	2,024,324
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,796,753
1,865,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	1,878,782
2,270,000	Venture 42 CLO Ltd. 5.30%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,270,322
	Wendy's Funding LLC
2,066,624	2.37%, 06/15/2051(1)	1,924,691
3,182,707	2.78%, 06/15/2051(1)	2,848,156
1,048,605	3.88%, 03/15/2048(1)	1,033,493
2,621,925	4.24%, 03/15/2052(1)	2,590,778
749,659	4.54%, 03/15/2052(1)	729,017
	Wingstop Funding LLC
2,758,000	2.84%, 12/05/2050(1)	2,665,267
960,000	5.86%, 12/05/2054(1)	990,099
2,660,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,703,129
		112,798,419
	Whole Loan Collateral CMO - 6.7%
225,488	Ajax Mortgage Loan Trust 6.12%, 01/25/2061(1)(4)	225,426
	Angel Oak Mortgage Trust
365,160	0.91%, 01/25/2066(1)(2)	325,844
895,313	0.95%, 07/25/2066(1)(2)	788,456
169,465	0.99%, 04/25/2053(1)(2)	161,118
343,206	0.99%, 04/25/2066(1)(2)	304,603
2,231,972	1.07%, 05/25/2066(1)(2)	1,947,207
388,703	1.24%, 01/20/2065(1)(2)	330,378
1,803,426	1.46%, 09/25/2066(1)(2)	1,536,928
674,244	1.82%, 11/25/2066(1)(2)	604,837
4,124,959	2.88%, 12/25/2066(1)(4)	3,883,347
3,719,341	4.30%, 07/25/2067(1)(4)	3,699,196
	BINOM Securitization Trust
418,897	2.03%, 06/25/2056(1)(2)	385,531
2,263,663	4.44%, 08/25/2057(1)(2)	2,206,817
	BRAVO Residential Funding Trust
190,175	0.94%, 02/25/2049(1)(2)	178,407
91,018	0.97%, 03/25/2060(1)(2)	88,512
1,070,041	5.11%, 07/25/2062(1)(2)	1,067,804
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$ 1,832,307	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(2)	$1,801,127
29,278	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(2)	28,780
	COLT Mortgage Loan Trust
159,231	0.80%, 07/27/2054(1)	143,969
562,437	0.91%, 06/25/2066(1)(2)	489,851
3,945,529	0.96%, 09/27/2066(1)(2)	3,339,073
732,594	1.34%, 08/25/2066(1)(2)	627,866
3,176,016	1.40%, 10/25/2066(1)(2)	2,739,676
1,850,222	2.28%, 12/27/2066(1)(2)	1,674,594
305,064	4.30%, 03/25/2067(1)(2)	306,443
	CSMC Trust
134,599	0.81%, 05/25/2065(1)(2)	122,481
396,531	0.83%, 03/25/2056(1)(2)	333,384
587,060	0.94%, 05/25/2066(1)(2)	499,089
915,524	1.10%, 05/25/2066(1)(2)	799,572
718,285	1.18%, 02/25/2066(1)(2)	641,142
751,951	1.84%, 10/25/2066(1)(2)	677,938
2,246,885	2.27%, 11/25/2066(1)(2)	2,061,871
386,971	4.14%, 12/27/2060(1)(2)	387,824
239,605	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(2)	213,201
	Ellington Financial Mortgage Trust
88,676	0.80%, 02/25/2066(1)(2)	77,733
264,438	0.93%, 06/25/2066(1)(2)	222,847
2,034,963	2.21%, 01/25/2067(1)(2)	1,795,810
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
543,072	2.50%, 08/25/2059	448,932
217,905	3.50%, 08/25/2057(2)	211,760
440,062	3.50%, 11/25/2057	422,118
1,180,202	3.50%, 07/25/2058	1,121,956
235,448	3.50%, 08/25/2058	222,923
193,382	3.50%, 08/26/2058	187,116
1,584,327	3.50%, 10/25/2058	1,469,240
	Federal National Mortgage Association Connecticut Avenue Securities Trust
430,000	5.98%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	432,964
615,000	5.98%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	619,238
52,245	6.50%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	53,008
555,800	7.28%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	566,888
1,309,000	7.33%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,338,429
3,885,000	8.68%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,030,564
1,395,000	9.43%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,471,025
1,545,000	10.43%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,648,330
	GCAT Trust
421,468	0.87%, 01/25/2066(1)(2)	361,074
512,060	1.04%, 05/25/2066(1)(2)	434,108
668,233	1.09%, 05/25/2066(1)(2)	581,562
1,043,571	1.09%, 08/25/2066(1)(2)	875,614
472,093	1.92%, 08/25/2066(1)(2)	440,132
	Imperial Fund Mortgage Trust
548,442	1.07%, 09/25/2056(1)(2)	473,157
2,151,884	3.64%, 03/25/2067(1)(4)	2,057,318

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
	Legacy Mortgage Asset Trust
$ 271,783	5.65%, 11/25/2060(1)(4)	$270,776
363,500	5.75%, 04/25/2061(1)(4)	362,493
524,661	5.75%, 07/25/2061(1)(4)	529,467
408,700	MetLife Securitization Trust 3.75%, 03/25/2057(1)(2)	399,222
	MFA Trust
36,156	1.01%, 01/26/2065(1)(2)	34,378
381,130	1.03%, 11/25/2064(1)(2)	337,814
213,072	1.15%, 04/25/2065(1)(2)	201,893
4,146,306	Morgan Stanley Residential Mortgage Loan Trust 4.25%, 02/25/2065(1)(2)	4,054,843
	New Residential Mortgage Loan Trust
273,256	0.94%, 07/25/2055(1)(2)	248,916
151,193	0.94%, 10/25/2058(1)(2)	148,867
2,007,648	1.16%, 11/27/2056(1)(2)	1,810,754
1,852,336	2.28%, 04/25/2061(1)(2)	1,656,507
320,576	3.50%, 12/25/2057(1)(2)	311,549
262,377	3.76%, 09/25/2057(1)(2)	249,689
200,369	4.00%, 04/25/2057(1)(2)	194,261
218,649	4.00%, 08/27/2057(1)(2)	213,147
83,103	4.86%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	81,643
1,046,713	NMLT Trust 1.19%, 05/25/2056(1)(2)	904,619
	OBX Trust
4,498,496	1.05%, 07/25/2061(1)(2)	3,711,300
664,635	1.07%, 02/25/2066(1)(2)	583,248
909,421	1.96%, 10/25/2061(1)(2)	785,609
1,735,075	2.31%, 11/25/2061(1)(2)	1,571,095
	PRET LLC
6,094,249	5.19%, 10/25/2055(1)(4)	6,092,179
3,180,003	5.66%, 07/25/2055(1)(4)	3,183,812
2,871,555	5.73%, 08/25/2055(1)(4)	2,876,533
4,768,917	5.74%, 06/25/2055(1)(4)	4,787,957
2,108,940	5.93%, 10/25/2054(1)(4)	2,106,759
587,802	5.93%, 10/25/2054(1)(4)	586,254
	PRET Trust
3,999,374	4.00%, 07/25/2069(1)(4)	3,912,020
2,826,603	4.15%, 04/25/2065(1)(4)	2,751,860
	PRPM LLC
3,957,558	3.75%, 04/25/2055(1)(4)	3,855,173
1,846,910	5.50%, 08/25/2030(1)(4)	1,847,769
536,965	5.70%, 11/25/2029(1)(4)	536,801
1,071,025	5.73%, 07/25/2030(1)(4)	1,070,541
2,626,480	5.77%, 08/25/2028(1)(4)	2,625,718
1,728,533	5.87%, 11/25/2029(1)(4)	1,724,835
536,159	6.26%, 05/25/2030(1)(4)	549,002
4,745,628	6.47%, 05/25/2030(1)(4)	4,743,849
261,461	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(4)	261,347
106,139	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(2)	102,539
1,072,553	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	906,729
1,036,200	STAR Trust 1.22%, 05/25/2065(1)(2)	974,405
	Starwood Mortgage Residential Trust
124,084	0.94%, 05/25/2065(1)(2)	117,870
743,388	1.13%, 06/25/2056(1)(2)	659,032
1,130,189	1.92%, 11/25/2066(1)(2)	999,262
	Towd Point Mortgage Trust
543,634	1.75%, 10/25/2060(1)	496,637
544,155	2.90%, 10/25/2059(1)(2)	523,284
1,883,921	2.92%, 11/30/2060(1)(2)	1,680,122
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$ 192,851	3.25%, 03/25/2058(1)(2)	$190,823
25,178	3.25%, 07/25/2058(1)(2)	24,925
25,892	3.75%, 05/25/2058(1)(2)	25,457
353,985	TRK Trust 1.15%, 07/25/2056(1)(2)	321,843
	Verus Securitization Trust
55,708	0.82%, 10/25/2063(1)(2)	53,663
249,249	0.92%, 02/25/2064(1)(2)	233,026
1,630,976	0.94%, 07/25/2066(1)(2)	1,359,911
3,590,382	1.01%, 09/25/2066(1)(2)	3,109,964
255,058	1.03%, 02/25/2066(1)(2)	232,692
740,073	1.82%, 11/25/2066(1)(2)	686,576
1,574,845	1.83%, 10/25/2066(1)(4)	1,442,460
1,311,699	2.72%, 01/25/2067(1)(4)	1,234,003
2,294,964	3.80%, 04/25/2067(1)(4)	2,237,159
1,142,436	4.13%, 02/25/2067(1)(4)	1,102,897
192,921	VOLT C LLC 5.99%, 05/25/2051(1)(4)	192,519
350,486	VOLT CII LLC 5.87%, 08/25/2051(1)(4)	349,960
103,014	VOLT XCV LLC 6.24%, 03/27/2051(1)(4)	102,875
5,829	VOLT XCVII LLC 6.24%, 04/25/2051(1)(4)	5,817
		137,727,087
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $371,363,121)	$368,046,204
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 800,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.52%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$595,995
	Total Convertible Bonds (cost $599,093)	$595,995
CORPORATE BONDS - 25.7%
	Advertising - 0.0%
$ 1,000,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$1,056,365
	Aerospace & Defense - 0.4%
1,025,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,055,645
	Boeing Co.
427,000	2.95%, 02/01/2030	403,191
325,000	3.20%, 03/01/2029	313,823
20,000	3.50%, 03/01/2039	16,278
50,000	3.63%, 02/01/2031	47,938
10,000	3.65%, 03/01/2047	7,303
178,000	3.75%, 02/01/2050	131,907
25,000	3.85%, 11/01/2048	18,616
10,000	3.90%, 05/01/2049	7,539
2,280,000	5.15%, 05/01/2030	2,345,293
2,790,000	5.71%, 05/01/2040	2,844,891
10,000	5.88%, 02/15/2040	10,343
365,000	6.39%, 05/01/2031	396,971
785,000	6.53%, 05/01/2034	868,579
190,000	7.01%, 05/01/2064	217,457
26,000	L3Harris Technologies, Inc. 5.40%, 07/31/2033	27,112
		8,712,886
	Agriculture - 0.5%
	BAT Capital Corp.
231,000	2.26%, 03/25/2028	220,959
26,700	3.56%, 08/15/2027	26,439

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Agriculture - 0.5% - (continued)
$ 1,455,000	5.63%, 08/15/2035	$1,511,472
325,000	5.83%, 02/20/2031	343,788
25,000	7.08%, 08/02/2043	28,183
525,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	549,449
	Philip Morris International, Inc.
25,000	1.75%, 11/01/2030	22,145
50,000	3.38%, 08/15/2029	48,635
25,000	4.13%, 03/04/2043	21,351
1,460,000	4.38%, 11/01/2027	1,470,096
220,000	4.38%, 04/30/2030	220,840
20,000	4.38%, 11/15/2041	17,864
1,040,000	4.75%, 11/01/2031	1,058,151
197,000	4.88%, 11/15/2043	183,639
305,000	5.13%, 11/17/2027	311,154
1,250,000	5.13%, 02/15/2030	1,290,367
1,400,000	5.13%, 02/13/2031	1,446,986
85,000	5.25%, 02/13/2034	87,611
85,000	5.38%, 02/15/2033	88,522
548,000	5.63%, 09/07/2033	579,716
3,000	6.38%, 05/16/2038	3,353
		9,530,720
	Airlines - 0.0%
500,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(5)	491,447
	Apparel - 0.2%
2,470,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	2,460,028
	Tapestry, Inc.
290,000	5.10%, 03/11/2030	297,051
748,000	5.50%, 03/11/2035	761,720
		3,518,799
	Auto Manufacturers - 0.1%
	Ford Motor Co.
2,835,000	3.25%, 02/12/2032	2,472,290
10,000	4.75%, 01/15/2043	8,048
		2,480,338
	Auto Parts & Equipment - 0.1%
EUR 1,000,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(6)	1,177,281
$ 590,000	Forvia SE 6.75%, 09/15/2033(1)	598,480
		1,775,761
	Beverages - 0.3%
	Bacardi Ltd./Bacardi-Martini BV
100,000	5.25%, 01/15/2029(1)	102,183
501,000	5.40%, 06/15/2033(1)	505,379
860,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	894,862
	Keurig Dr. Pepper, Inc.
1,142,000	2.25%, 03/15/2031	1,013,265
75,000	3.80%, 05/01/2050	55,479
700,000	3.95%, 04/15/2029	689,993
945,000	4.05%, 04/15/2032	907,121
1,535,000	4.50%, 04/15/2052	1,253,822
550,000	5.20%, 03/15/2031	563,730
570,000	5.30%, 03/15/2034	579,547
		6,565,381
	Biotechnology - 0.2%
4,035,000	Royalty Pharma PLC 5.20%, 09/25/2035	4,042,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Chemicals - 0.3%
$ 500,000	Celanese U.S. Holdings LLC 6.50%, 04/15/2030(5)	$495,825
EUR 1,000,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(6)	1,170,467
$ 1,110,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)	1,081,965
	Sherwin-Williams Co.
42,000	4.80%, 09/01/2031	42,856
2,795,000	5.15%, 08/15/2035	2,852,410
600,000	Tronox, Inc. 4.63%, 03/15/2029(1)	368,867
		6,012,390
	Commercial Banks - 3.9%
EUR 1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(2)(6)	1,283,098
	Bank of America Corp.
$ 830,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(2)	743,663
1,001,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	890,700
100,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(2)	88,969
1,130,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(2)	984,649
2,107,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	1,956,404
785,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(2)	730,104
1,127,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(2)	1,029,910
309,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(2)	281,777
40,000	4.08%, 04/23/2040, (4.08% fixed rate until 04/23/2039; 3 mo. USD Term SOFR + 1.58% thereafter)(2)	35,871
15,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(2)	14,058
25,000	4.44%, 01/20/2048, (4.44% fixed rate until 01/20/2047; 3 mo. USD Term SOFR + 2.25% thereafter)(2)	22,052
130,000	4.57%, 04/27/2033, (4.57% fixed rate until 04/27/2032; 6 mo. USD SOFR + 1.83% thereafter)(2)	129,786
100,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(2)	101,342
100,000	4.98%, 01/24/2029, (4.98% fixed rate until 01/24/2028; 6 mo. USD SOFR + 0.83% thereafter)(2)	101,782
25,000	5.46%, 05/09/2036, (5.46% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	26,155

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 150,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(2)	$156,695
1,590,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	1,630,099
	Bank of New York Mellon Corp.
50,000	2.50%, 01/26/2032	45,211
3,000	3.85%, 04/26/2029	2,995
230,000	4.60%, 07/26/2030, (4.60% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.76% thereafter)(2)	233,571
52,000	4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(2)	53,069
689,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(2)	711,928
514,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	529,480
50,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(2)	52,248
15,000	5.83%, 10/25/2033, (5.83% fixed rate until 10/25/2032; 6 mo. USD SOFR + 2.07% thereafter)(2)	16,158
2,000,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(2)	2,076,120
	BPCE SA
1,575,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(2)	1,614,263
500,000	5.75%, 07/19/2033, (5.75% fixed rate until 07/19/2032; 6 mo. USD SOFR + 2.87% thereafter)(1)(2)	521,012
1,380,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(2)	1,440,235
500,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(2)	524,402
1,400,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(2)	1,492,835
1,175,000	Citibank NA 4.91%, 05/29/2030	1,208,924
	Citigroup, Inc.
40,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.15% thereafter)(2)	37,279
25,000	3.88%, 01/24/2039, (3.88% fixed rate until 01/24/2038; 3 mo. USD Term SOFR + 1.43% thereafter)(2)	22,096
2,675,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	2,678,249
1,885,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	1,922,875
15,000	5.61%, 03/04/2056, (5.61% fixed rate until 03/04/2055; 6 mo. USD SOFR + 1.75% thereafter)(2)	15,224
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 25,000	6.27%, 11/17/2033, (6.27% fixed rate until 11/17/2032; 6 mo. USD SOFR + 2.34% thereafter)(2)	$27,278
	Citizens Financial Group, Inc.
25,000	2.50%, 02/06/2030	23,006
50,000	2.64%, 09/30/2032	42,780
1,165,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(2)	1,191,922
100,000	5.64%, 05/21/2037, (5.64% fixed rate until 05/21/2032; 5 yr. USD CMT + 2.75% thereafter)(2)	101,031
60,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(2)	62,607
160,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(2)	175,301
EUR 500,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(6)(7)	614,928
	Credit Agricole SA
$ 2,585,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(2)	2,569,789
2,280,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(2)	2,337,946
250,000	5.86%, 01/09/2036, (5.86% fixed rate until 01/09/2035; 6 mo. USD SOFR + 1.74% thereafter)(1)(2)	262,939
1,955,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(2)	2,062,237
	Goldman Sachs Group, Inc.
416,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(2)	367,858
260,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(2)	231,693
20,000	2.91%, 07/21/2042, (2.91% fixed rate until 07/21/2041; 6 mo. USD SOFR + 1.47% thereafter)(2)	14,859
96,000	3.80%, 03/15/2030	94,403
15,000	4.41%, 04/23/2039, (4.41% fixed rate until 04/23/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(2)	13,931
1,380,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	1,397,425
228,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	229,546
1,655,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	1,693,505
610,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	629,518
200,000	5.33%, 07/23/2035, (5.33% fixed rate until 07/23/2034; 6 mo. USD SOFR + 1.55% thereafter)(2)	205,968

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 15,000	5.73%, 01/28/2056, (5.73% fixed rate until 01/28/2055; 6 mo. USD SOFR + 1.70% thereafter)(2)	$15,529
165,000	5.85%, 04/25/2035, (5.85% fixed rate until 04/25/2034; 6 mo. USD SOFR + 1.55% thereafter)(2)	175,890
25,000	6.13%, 02/15/2033	27,423
123,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(2)	137,417
	HSBC Holdings PLC
360,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(2)	340,161
440,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	410,108
910,000	4.62%, 11/06/2031, 6 mo. USD SOFR + 1.19%(2)	911,006
970,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(2)	992,540
2,535,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	2,608,395
200,000	5.79%, 05/13/2036, (5.79% fixed rate until 05/13/2035; 6 mo. USD SOFR + 1.88% thereafter)(2)(5)	211,068
	JP Morgan Chase & Co.
15,000	2.53%, 11/19/2041, (2.53% fixed rate until 11/19/2040; 3 mo. USD Term SOFR + 1.51% thereafter)(2)	10,852
913,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	820,689
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	1,395,304
50,000	3.90%, 01/23/2049, (3.90% fixed rate until 01/23/2048; 3 mo. USD Term SOFR + 1.48% thereafter)(2)	40,575
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(2)	975,094
25,000	4.03%, 07/24/2048, (4.03% fixed rate until 07/24/2047; 3 mo. USD Term SOFR + 1.72% thereafter)(2)	20,825
2,045,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	2,037,864
35,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD Term SOFR + 1.84% thereafter)(2)	30,255
100,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter)(2)	100,978
1,415,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	1,425,943
400,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(2)	404,491
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 500,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(2)	$501,967
717,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(2)	726,116
16,000	4.85%, 02/01/2044(5)	15,327
25,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	25,491
310,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	313,469
1,125,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	1,154,199
1,050,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,084,516
530,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	547,615
25,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(2)	25,852
739,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	760,846
911,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	945,788
25,000	5.40%, 01/06/2042	25,654
100,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(2)	105,412
1,830,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	1,897,463
1,500,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	1,565,360
450,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	474,257
365,000	6.40%, 05/15/2038	415,311
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(2)(6)	1,245,955
GBP 750,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(6)	1,123,582
	Morgan Stanley
$ 10,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(2)	9,865
855,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	747,768
75,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	66,392

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 50,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	$44,703
1,006,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	941,701
840,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(2)	815,807
25,000	3.97%, 07/22/2038(2)	22,516
535,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(2)	538,166
85,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(2)	80,198
280,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	283,333
177,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(2)	180,957
390,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	402,631
20,000	5.42%, 07/21/2034, (5.42% fixed rate until 07/21/2033; 6 mo. USD SOFR + 1.88% thereafter)(2)	20,866
495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	510,775
25,000	5.66%, 04/17/2036, (5.66% fixed rate until 04/17/2035; 6 mo. USD SOFR + 1.76% thereafter)(2)	26,325
1,395,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	1,455,211
115,000	6.34%, 10/18/2033, (6.34% fixed rate until 10/18/2032; 6 mo. USD SOFR + 2.56% thereafter)(2)	126,473
50,000	6.38%, 07/24/2042	56,405
	Royal Bank of Canada
30,000	5.00%, 02/01/2033	30,915
25,000	5.00%, 05/02/2033	25,718
1,410,000	5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(2)	1,451,928
	Wells Fargo & Co.
660,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(2)	615,404
1,944,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(2)	1,812,437
50,000	4.48%, 04/04/2031, (4.48% fixed rate until 04/04/2030; 3 mo. USD Term SOFR + 4.03% thereafter)(2)	50,293
25,000	4.65%, 11/04/2044	22,181
1,040,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(2)	1,055,702
25,000	4.97%, 04/23/2029, (4.97% fixed rate until 04/23/2028; 6 mo. USD SOFR + 1.37% thereafter)(2)	25,455
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 1,118,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(2)	$1,152,997
450,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	465,742
160,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(2)	167,025
140,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 6 mo. USD SOFR + 1.99% thereafter)(2)	147,017
901,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(2)	932,557
25,000	5.61%, 04/23/2036, (5.61% fixed rate until 04/23/2035; 6 mo. USD SOFR + 1.74% thereafter)(2)	26,272
		80,114,080
	Commercial Services - 0.2%
1,000,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	1,041,216
	Ashtead Capital, Inc.
805,000	2.45%, 08/12/2031(1)	714,082
500,000	4.25%, 11/01/2029(1)	493,050
225,000	5.55%, 05/30/2033(1)	231,751
200,000	5.80%, 04/15/2034(1)	209,415
EUR 200,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(6)	217,729
$ 639,000	Block, Inc. 3.50%, 06/01/2031	594,965
554,000	Service Corp. International 3.38%, 08/15/2030	514,810
		4,017,018
	Construction Materials - 0.1%
860,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	851,350
	CP Atlas Buyer, Inc.
500,000	9.75%, 07/15/2030(1)	521,586
250,000	12.75%, 01/15/2031(1)(8)	244,861
1,000,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	1,025,595
		2,643,392
	Diversified Financial Services - 0.9%
	American Express Co.
30,000	4.05%, 12/03/2042(5)	26,056
17,000	4.42%, 08/03/2033, (4.42% fixed rate until 08/03/2032; 6 mo. USD SOFR + 1.76% thereafter)(2)	16,859
50,000	4.99%, 05/26/2033, (4.99% fixed rate until 02/26/2032; 6 mo. USD SOFR + 2.26% thereafter)(2)	51,110
1,228,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)(5)	1,262,936
3,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(2)	3,084
1,405,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(2)	1,447,825

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Diversified Financial Services - 0.9% - (continued)
$ 35,000	5.67%, 04/25/2036, (5.67% fixed rate until 04/25/2035; 6 mo. USD SOFR + 1.79% thereafter)(2)	$36,968
	Ameriprise Financial, Inc.
975,000	5.20%, 04/15/2035	996,736
45,000	5.70%, 12/15/2028	47,062
	Capital One Financial Corp.
75,000	2.62%, 11/02/2032, (2.62% fixed rate until 11/02/2031; 6 mo. USD SOFR + 1.27% thereafter)(2)	66,719
1,355,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(2)	1,345,138
5,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 6 mo. USD SOFR + 2.37% thereafter)(2)	5,105
355,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(2)	376,425
730,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(2)	760,778
60,000	6.70%, 11/29/2032	66,295
1,570,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(2)	1,770,664
995,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(2)	1,173,739
1,000,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	1,009,224
2,175,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	2,170,188
	Freedom Mortgage Holdings LLC
500,000	7.88%, 04/01/2033(1)	513,602
500,000	9.25%, 02/01/2029(1)	525,000
400,000	Rfna LP 7.88%, 02/15/2030(1)	398,306
	Synchrony Financial
770,000	2.88%, 10/28/2031	683,654
1,390,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	1,413,943
1,866,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	1,907,920
		18,075,336
	Electric - 4.7%
915,000	AES Andes SA 6.25%, 03/14/2032(1)	954,283
	Alabama Power Co.
100,000	3.05%, 03/15/2032	92,549
295,000	3.45%, 10/01/2049	216,280
10,000	3.70%, 12/01/2047	7,784
10,000	3.85%, 12/01/2042	8,326
728,000	4.15%, 08/15/2044	624,287
35,000	4.30%, 07/15/2048	29,837
95,000	5.10%, 04/02/2035	97,133
300,000	5.85%, 11/15/2033	322,595
15,000	6.00%, 03/01/2039	16,324
25,000	American Electric Power Co., Inc. 2.30%, 03/01/2030	22,971
	Arizona Public Service Co.
25,000	5.05%, 09/01/2041	23,852
1,015,000	5.70%, 08/15/2034	1,067,296
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Electric - 4.7% - (continued)
	Baltimore Gas & Electric Co.
$ 20,000	2.25%, 06/15/2031(5)	$17,974
25,000	4.25%, 09/15/2048	20,946
1,065,000	5.45%, 06/01/2035	1,109,246
	Clearway Energy Operating LLC
750,000	3.75%, 02/15/2031(1)	694,529
215,000	4.75%, 03/15/2028(1)	213,796
389,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	365,525
	Consolidated Edison Co. of New York, Inc.
395,000	3.20%, 12/01/2051	270,479
229,000	3.95%, 04/01/2050	183,237
160,000	4.00%, 11/15/2057	122,796
3,000	5.30%, 03/01/2035	3,104
145,000	5.38%, 05/15/2034	151,062
950,000	5.50%, 03/15/2055	948,182
265,000	5.70%, 05/15/2054	271,964
20,000	5.90%, 11/15/2053	20,987
47,000	6.15%, 11/15/2052	50,708
5,000	6.75%, 04/01/2038	5,754
	Dominion Energy, Inc.
260,000	4.90%, 08/01/2041	242,212
820,000	5.00%, 06/15/2030	841,168
5,110,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(2)	5,176,747
	Duke Energy Carolinas LLC
30,000	3.20%, 08/15/2049	20,962
180,000	4.25%, 12/15/2041	159,768
30,000	6.45%, 10/15/2032	33,239
	Duke Energy Corp.
2,384,000	2.55%, 06/15/2031	2,160,604
25,000	3.25%, 01/15/2082, (3.25% fixed rate until 01/15/2027; 5 yr. USD CMT + 2.32% thereafter)(2)	24,052
380,000	3.30%, 06/15/2041	294,627
452,700	3.75%, 09/01/2046	349,019
10,000	4.80%, 12/15/2045	8,987
2,395,000	4.95%, 09/15/2035	2,381,377
1,160,000	5.00%, 08/15/2052	1,047,726
10,000	5.70%, 09/15/2055	9,977
2,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/01/2034; 5 yr. USD CMT + 2.59% thereafter)(2)	2,115
	Duke Energy Florida LLC
925,000	1.75%, 06/15/2030	831,724
10,000	3.40%, 10/01/2046	7,444
25,000	5.65%, 04/01/2040	26,225
5,000	6.40%, 06/15/2038	5,634
	Duke Energy Indiana LLC
75,000	2.75%, 04/01/2050	47,647
1,211,000	3.25%, 10/01/2049	853,019
30,000	6.45%, 04/01/2039	33,637
	Duke Energy Ohio, Inc.
15,000	3.70%, 06/15/2046	11,677
105,000	4.30%, 02/01/2049	87,846
5,000	5.30%, 06/15/2035	5,163
435,000	5.55%, 03/15/2054	437,214
	Duke Energy Progress LLC
341,000	3.70%, 10/15/2046	265,855
7,000	4.10%, 03/15/2043	5,983
10,000	4.20%, 08/15/2045	8,511
755,000	5.05%, 03/15/2035	769,935
100,000	5.35%, 03/15/2053	97,953

65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Electric - 4.7% - (continued)
$ 810,000	5.55%, 03/15/2055	$816,958
	Edison International
129,000	5.25%, 11/15/2028	129,883
650,000	5.25%, 03/15/2032(5)	643,289
1,290,000	6.25%, 03/15/2030	1,339,660
	Eversource Energy
1,680,000	4.45%, 12/15/2030	1,674,185
1,375,000	5.13%, 05/15/2033	1,395,835
1,637,000	5.50%, 01/01/2034	1,695,810
27,000	5.95%, 02/01/2029	28,287
	Georgia Power Co.
75,000	3.70%, 01/30/2050	57,535
548,000	4.30%, 03/15/2042	485,706
1,080,000	4.55%, 03/15/2030	1,098,796
1,990,000	4.85%, 03/15/2031	2,042,165
1,280,000	5.20%, 03/15/2035	1,319,006
10,000	5.50%, 10/01/2055	9,965
1,530,000	Interstate Power & Light Co. 5.60%, 06/29/2035	1,595,676
310,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	314,391
	Monongahela Power Co.
50,000	5.40%, 12/15/2043(1)	49,941
150,000	5.85%, 02/15/2034(1)	159,446
	NSTAR Electric Co.
30,000	3.10%, 06/01/2051	20,697
550,000	5.20%, 03/01/2035	562,588
695,000	5.40%, 06/01/2034	722,518
	Ohio Edison Co.
5,000	4.95%, 12/15/2029(1)	5,119
380,000	5.50%, 01/15/2033(1)	396,632
	Oncor Electric Delivery Co. LLC
25,000	2.70%, 11/15/2051	15,417
35,000	4.10%, 11/15/2048	28,623
15,000	4.60%, 06/01/2052	12,917
855,000	5.35%, 04/01/2035(1)	886,984
35,000	5.35%, 10/01/2052	34,000
48,000	7.50%, 09/01/2038	58,501
	Pacific Gas & Electric Co.
540,500	2.50%, 02/01/2031	483,777
611,000	3.30%, 08/01/2040	463,993
340,000	3.50%, 08/01/2050	232,336
80,000	4.20%, 03/01/2029	79,184
1,296,000	4.55%, 07/01/2030	1,287,768
390,000	4.75%, 02/15/2044	332,962
239,000	4.95%, 07/01/2050	205,717
720,000	5.05%, 10/15/2032	721,264
2,935,000	5.80%, 05/15/2034	3,041,719
1,202,000	5.90%, 06/15/2032	1,257,800
1,536,000	5.90%, 10/01/2054	1,495,354
1,536,000	6.10%, 01/15/2029	1,602,289
1,521,000	6.15%, 01/15/2033	1,614,402
715,000	6.15%, 03/01/2055	719,845
335,000	6.70%, 04/01/2053	358,981
1,772,000	6.75%, 01/15/2053	1,913,970
1,454,000	6.95%, 03/15/2034	1,613,563
	Pinnacle West Capital Corp.
1,273,000	4.90%, 05/15/2028	1,292,567
1,132,000	5.15%, 05/15/2030	1,166,515
	Public Service Co. of Oklahoma
68,000	2.20%, 08/15/2031	60,071
1,045,000	5.20%, 01/15/2035	1,057,644
	Public Service Enterprise Group, Inc.
1,555,000	4.90%, 03/15/2030	1,587,161
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Electric - 4.7% - (continued)
$ 255,000	5.45%, 04/01/2034	$264,823
540,000	6.13%, 10/15/2033	582,858
	Puget Energy, Inc.
396,000	4.10%, 06/15/2030	387,767
689,000	4.22%, 03/15/2032	661,309
4,000,000	5.73%, 03/15/2035	4,114,140
	San Diego Gas & Electric Co.
50,000	3.70%, 03/15/2052	36,907
15,000	4.15%, 05/15/2048	12,246
5,000	4.50%, 08/15/2040	4,624
15,000	5.35%, 04/01/2053	14,478
1,310,000	5.40%, 04/15/2035	1,356,628
	Southern California Edison Co.
265,000	3.65%, 02/01/2050	186,907
85,000	3.90%, 03/15/2043	66,487
531,000	4.00%, 04/01/2047	405,124
463,000	4.05%, 03/15/2042	373,536
1,452,000	4.13%, 03/01/2048	1,122,460
571,000	4.20%, 03/01/2029	565,039
45,000	4.50%, 09/01/2040	39,675
194,000	4.65%, 10/01/2043	166,548
1,235,000	5.45%, 03/01/2035	1,251,949
1,069,000	5.45%, 06/01/2052	983,985
733,000	5.70%, 03/01/2053	695,353
1,209,000	5.88%, 12/01/2053	1,176,772
796,000	5.90%, 03/01/2055	783,255
1,105,000	5.95%, 11/01/2032	1,165,934
390,000	6.00%, 01/15/2034	409,009
50,000	6.20%, 09/15/2055	51,029
	Southern Co.
1,095,000	3.25%, 07/01/2026	1,088,550
75,000	4.00%, 01/15/2051, (4.00% fixed rate until 11/10/2025; 5 yr. USD CMT + 3.73% thereafter)(2)	74,692
390,000	4.85%, 03/15/2035	386,148
	Southern Power Co.
570,000	4.90%, 10/01/2035	563,945
10,000	5.15%, 09/15/2041	9,674
1,230,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	1,262,946
	Virginia Electric & Power Co.
59,000	2.45%, 12/15/2050	34,581
73,000	2.95%, 11/15/2051	47,021
95,000	4.20%, 05/15/2045	80,000
35,000	4.63%, 05/15/2052	30,321
1,150,000	4.90%, 09/15/2035	1,146,531
1,165,000	5.00%, 04/01/2033	1,188,334
1,408,000	5.00%, 01/15/2034	1,424,663
435,000	5.05%, 08/15/2034	441,413
1,310,000	5.15%, 03/15/2035	1,336,259
180,000	5.30%, 08/15/2033	186,758
345,000	5.35%, 01/15/2054	332,610
185,000	5.65%, 03/15/2055	186,217
5,000	6.00%, 05/15/2037	5,403
50,000	6.35%, 11/30/2037	55,374
67,000	8.88%, 11/15/2038	90,268
	Wisconsin Power & Light Co.
15,000	3.00%, 07/01/2029	14,410
25,000	3.65%, 04/01/2050	18,511
41,000	3.95%, 09/01/2032	39,457
825,000	5.38%, 03/30/2034	852,936
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	145,179
563,000	4.60%, 06/01/2032	559,088

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Electric - 4.7% - (continued)
$ 1,185,000	4.75%, 03/21/2028	$1,200,400
850,000	5.60%, 04/15/2035	881,880
1,000,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(5)	1,028,667
		95,962,343
	Electronics - 0.0%
210,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	206,998
	Energy-Alternate Sources - 0.0%
65,000	Arizona Public Service Co. 5.55%, 08/01/2033(5)	68,083
50,000	Southern California Edison Co. 5.75%, 04/15/2054	47,697
		115,780
	Engineering & Construction - 0.1%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,233,495
	International Airport Finance SA
1,006,055	12.00%, 03/15/2033(1)	1,073,417
463,660	12.00%, 03/15/2033(6)	494,705
		2,801,617
	Entertainment - 0.2%
1,000,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	1,036,316
165,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	161,321
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(5)	465,636
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	683,992
2,850,000	3.88%, 07/15/2030(1)	2,718,509
		5,065,774
	Environmental Control - 0.1%
2,547,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	2,609,447
	Food - 1.0%
GBP 750,000	Bellis Acquisition Co. PLC 8.13%, 05/14/2030(6)	952,150
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
$ 50,000	4.38%, 02/02/2052	39,397
430,000	5.75%, 04/01/2033	447,945
40,000	6.50%, 12/01/2052	41,493
590,000	6.75%, 03/15/2034	650,919
595,000	7.25%, 11/15/2053	674,065
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
1,905,000	5.50%, 01/15/2036(1)	1,930,375
25,000	6.25%, 03/01/2056(1)	25,165
3,145,000	6.38%, 04/15/2066(1)	3,217,398
	Mars, Inc.
100,000	3.60%, 04/01/2034(1)	92,474
630,000	4.60%, 03/01/2028(1)	637,418
3,250,000	5.00%, 03/01/2032(1)	3,339,779
1,400,000	5.20%, 03/01/2035(1)	1,436,949
4,630,000	5.65%, 05/01/2045(1)	4,718,848
495,000	5.80%, 05/01/2065(1)	509,119
970,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	938,854
1,860,000	Sysco Corp. 5.10%, 09/23/2030	1,917,450
		21,569,798
	Gas - 0.5%
	Boston Gas Co.
636,000	3.76%, 03/16/2032(1)	604,122
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Gas - 0.5% - (continued)
$ 50,000	5.84%, 01/10/2035(1)	$53,086
	Brooklyn Union Gas Co.
20,000	4.49%, 03/04/2049(1)	16,401
90,000	4.87%, 08/05/2032(1)	89,036
	KeySpan Gas East Corp.
45,000	5.82%, 04/01/2041(1)	45,048
260,000	5.99%, 03/06/2033(1)	275,210
2,135,000	MPLX LP 5.50%, 06/01/2034	2,175,938
	NiSource, Inc.
91,000	1.70%, 02/15/2031	79,153
501,000	3.49%, 05/15/2027	496,543
15,000	4.80%, 02/15/2044	13,676
1,875,000	5.35%, 07/15/2035(5)	1,912,761
470,000	5.40%, 06/30/2033	487,154
	Southern California Gas Co.
537,000	5.60%, 04/01/2054	541,333
15,000	5.75%, 06/01/2053	15,195
1,875,000	6.00%, 06/15/2055	1,966,593
	Southern Co. Gas Capital Corp.
1,940,000	5.10%, 09/15/2035	1,951,332
15,000	5.88%, 03/15/2041	15,681
		10,738,262
	Healthcare - Products - 0.4%
215,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	221,123
	Avantor Funding, Inc.
1,370,000	3.88%, 11/01/2029(1)	1,301,176
700,000	4.63%, 07/15/2028(1)	688,753
2,350,000	GE HealthCare Technologies, Inc. 5.50%, 06/15/2035	2,435,440
	Thermo Fisher Scientific, Inc.
3,615,000	4.47%, 10/07/2032	3,613,314
10,000	5.30%, 02/01/2044	9,980
65,000	5.40%, 08/10/2043	65,876
		8,335,662
	Healthcare - Services - 0.7%
	Acadia Healthcare Co., Inc.
250,000	5.00%, 04/15/2029(1)	244,634
500,000	7.38%, 03/15/2033(1)(5)	516,882
	Centene Corp.
1,605,000	2.50%, 03/01/2031	1,381,231
1,265,000	2.63%, 08/01/2031	1,085,243
25,000	3.00%, 10/15/2030(5)	22,304
220,000	4.63%, 12/15/2029	213,414
	CHS/Community Health Systems, Inc.
300,000	4.75%, 02/15/2031(1)	267,810
300,000	6.88%, 04/15/2029(1)	271,989
200,000	10.88%, 01/15/2032(1)	215,606
	Cigna Group
75,000	4.80%, 07/15/2046	67,507
1,570,000	4.88%, 09/15/2032	1,584,222
52,000	5.13%, 05/15/2031	53,859
	Humana, Inc.
1,440,000	5.38%, 04/15/2031	1,487,315
1,595,000	5.55%, 05/01/2035	1,630,992
10,000	5.75%, 12/01/2028	10,401
1,000,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	1,067,775
	UnitedHealth Group, Inc.
1,708,000	2.75%, 05/15/2040	1,277,729
20,000	3.25%, 05/15/2051	13,699
445,000	3.70%, 08/15/2049	335,183
5,000	3.75%, 10/15/2047	3,861
3,000	4.25%, 03/15/2043	2,609
70,000	4.45%, 12/15/2048	59,678

67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 223,000	4.95%, 05/15/2062	$197,142
25,000	5.20%, 04/15/2063	22,890
170,000	5.30%, 02/15/2030	177,080
430,000	5.30%, 06/15/2035	445,095
980,000	5.38%, 04/15/2054	942,886
10,000	5.50%, 04/15/2064	9,609
15,000	5.63%, 07/15/2054	14,922
30,000	5.70%, 10/15/2040	31,145
380,000	5.75%, 07/15/2064	379,485
460,000	5.88%, 02/15/2053	472,370
20,000	6.63%, 11/15/2037	22,738
		14,529,305
	Household Products - 0.1%
	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
835,000	5.60%, 01/15/2031(1)	837,811
5,000	6.63%, 07/15/2030(1)(5)	5,115
	Kenvue, Inc.
1,335,000	4.85%, 05/22/2032(5)	1,352,498
15,000	5.10%, 03/22/2043	14,346
		2,209,770
	Insurance - 0.6%
3,395,000	Arthur J. Gallagher & Co. 5.15%, 02/15/2035	3,427,909
	Athene Global Funding
25,000	2.55%, 11/19/2030(1)	22,604
1,244,000	2.65%, 10/04/2031(1)	1,103,888
2,005,000	4.72%, 10/08/2029(1)	2,012,736
15,000	5.03%, 07/17/2030(1)	15,218
10,000	5.38%, 01/07/2030(1)	10,263
	Equitable Financial Life Global Funding
45,000	1.75%, 11/15/2030(1)	39,525
323,000	1.80%, 03/08/2028(1)	305,686
630,000	5.00%, 03/27/2030(1)	644,039
259,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	259,740
1,470,000	GA Global Funding Trust 4.50%, 09/18/2030(1)	1,450,052
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
500,000	7.25%, 02/15/2031(1)	515,342
466,000	8.13%, 02/15/2032(1)	480,962
1,240,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,251,205
	Marsh & McLennan Cos., Inc.
10,000	2.90%, 12/15/2051	6,466
25,000	4.20%, 03/01/2048	20,996
5,000	5.45%, 03/15/2054	4,973
		11,571,604
	Internet - 0.6%
	Alphabet, Inc.
50,000	1.90%, 08/15/2040	34,126
15,000	5.25%, 05/15/2055	14,864
2,470,000	5.30%, 05/15/2065	2,426,990
	Meta Platforms, Inc.
105,000	4.45%, 08/15/2052	87,875
1,125,000	4.60%, 11/15/2032	1,130,655
345,000	5.40%, 08/15/2054(5)	332,216
2,420,000	5.50%, 11/15/2045	2,399,071
1,145,000	5.55%, 08/15/2064	1,108,693
50,000	5.75%, 05/15/2063	49,847
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Internet - 0.6% - (continued)
$ 2,860,000	Uber Technologies, Inc. 4.80%, 09/15/2035(5)	$2,838,366
EUR 500,000	United Group BV 6.50%, 10/31/2031(1)	587,008
$ 1,000,000	Wayfair LLC 7.25%, 10/31/2029(1)	1,034,070
		12,043,781
	Investment Company Security - 0.4%
	Ares Strategic Income Fund
1,820,000	5.15%, 01/15/2031(1)	1,784,774
65,000	5.45%, 09/09/2028(1)	65,270
1,325,000	5.80%, 09/09/2030(1)	1,336,329
3,195,000	Blackstone Secured Lending Fund 5.13%, 01/31/2031(5)	3,148,640
1,065,000	HPS Corporate Lending Fund 5.85%, 06/05/2030(1)	1,075,394
		7,410,407
	IT Services - 0.4%
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,954,792
	Hewlett Packard Enterprise Co.
360,000	5.00%, 10/15/2034	356,203
1,930,000	5.60%, 10/15/2054	1,824,224
1,210,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	1,238,389
	International Business Machines Corp.
1,430,000	4.80%, 02/10/2030	1,463,865
100,000	5.70%, 02/10/2055	100,031
1,000,000	McAfee Corp. 7.38%, 02/15/2030(1)(5)	915,441
		7,852,945
	Leisure Time - 0.0%
500,000	NCL Corp. Ltd. 6.25%, 03/01/2030(1)	507,921
	Lodging - 0.1%
	Las Vegas Sands Corp.
885,000	5.63%, 06/15/2028	904,941
40,000	6.00%, 08/15/2029	41,665
1,355,000	6.00%, 06/14/2030	1,416,591
		2,363,197
	Machinery-Diversified - 0.1%
1,265,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	1,292,988
	Media - 0.8%
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(1)	1,357,678
	Charter Communications Operating LLC/Charter Communications Operating Capital
20,000	3.50%, 06/01/2041	14,427
199,000	3.50%, 03/01/2042	140,851
955,000	3.70%, 04/01/2051	624,243
100,000	5.13%, 07/01/2049	80,621
925,000	5.25%, 04/01/2053	753,066
665,000	5.38%, 05/01/2047	564,220
344,000	5.75%, 04/01/2048	305,105
830,000	5.85%, 12/01/2035	827,757
2,000,000	6.38%, 10/23/2035	2,071,704
202,000	6.48%, 10/23/2045	195,142
545,000	6.55%, 06/01/2034	573,568
24,000	6.65%, 02/01/2034	25,369
25,000	6.83%, 10/23/2055	24,861
	Comcast Corp.
1,449,000	2.89%, 11/01/2051(5)	878,091
686,000	3.20%, 07/15/2036	580,227
583,000	3.75%, 04/01/2040	484,397

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Media - 0.8% - (continued)
$ 90,000	4.95%, 10/15/2058	$77,289
50,000	5.35%, 05/15/2053	46,404
75,000	6.05%, 05/15/2055(5)	75,770
15,000	6.50%, 11/15/2035	16,649
	Cox Communications, Inc.
730,000	2.60%, 06/15/2031(1)	650,407
20,000	4.50%, 06/30/2043(1)	15,854
90,000	4.60%, 08/15/2047(1)	69,378
35,000	4.70%, 12/15/2042(1)	28,470
500,000	5.45%, 09/01/2034(1)	494,528
75,000	5.80%, 12/15/2053(1)	66,525
1,250,000	5.95%, 09/01/2054(1)	1,139,011
500,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	497,942
600	Discovery Communications LLC 3.95%, 03/20/2028	573
	Paramount Global
45,000	4.20%, 05/19/2032	41,627
1,065,000	4.38%, 03/15/2043	806,555
10,000	4.60%, 01/15/2045	7,600
16,000	4.90%, 08/15/2044	12,647
530,000	4.95%, 01/15/2031	519,708
675,000	5.25%, 04/01/2044	553,396
1,053,000	5.85%, 09/01/2043	946,241
5,000	5.90%, 10/15/2040	4,615
55,000	7.88%, 07/30/2030	60,886
1,250,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(5)	1,130,221
	Time Warner Cable LLC
260,000	5.88%, 11/15/2040	243,176
50,000	6.55%, 05/01/2037	51,247
50,000	6.75%, 06/15/2039	51,356
25,000	7.30%, 07/01/2038	26,841
		17,136,243
	Mining - 0.4%
1,665,000	Anglo American Capital PLC 4.50%, 03/15/2028(1)	1,671,429
	Glencore Funding LLC
150,000	2.50%, 09/01/2030(1)	137,201
25,000	2.63%, 09/23/2031(1)	22,457
10,000	3.38%, 09/23/2051(1)	6,917
50,000	3.88%, 04/27/2051(1)	37,841
25,000	4.88%, 03/12/2029(1)	25,399
1,080,000	5.37%, 04/04/2029(1)	1,113,568
175,000	5.40%, 05/08/2028(1)	179,663
490,000	5.63%, 04/04/2034(1)	510,981
55,000	5.70%, 05/08/2033(1)	58,173
811,000	6.38%, 10/06/2030(1)	874,695
955,000	6.50%, 10/06/2033(1)	1,054,845
	Kaiser Aluminum Corp.
620,000	4.50%, 06/01/2031(1)	591,586
500,000	5.88%, 03/01/2034(1)	498,172
561,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	616,062
	Rio Tinto Finance USA PLC
5,000	4.75%, 03/22/2042	4,703
625,000	5.00%, 03/14/2032	644,476
80,000	5.00%, 03/09/2033	82,423
25,000	5.75%, 03/14/2055	25,852
955,000	5.88%, 03/14/2065	999,493
		9,155,936
	Miscellaneous Manufacturing - 0.1%
2,000,000	Siemens Funding BV 4.60%, 05/28/2030(1)	2,035,805
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Oil & Gas - 1.5%
	Aker BP ASA
$ 1,848,000	4.00%, 01/15/2031(1)	$1,782,965
310,000	5.25%, 10/30/2035(1)	304,840
2,010,000	5.80%, 10/01/2054(1)	1,861,132
150,000	6.00%, 06/13/2033(1)	157,196
1,105,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,110,532
	ConocoPhillips Co.
1,319,000	3.80%, 03/15/2052	995,889
404,000	4.03%, 03/15/2062	300,074
2,000	4.30%, 11/15/2044	1,725
555,000	5.30%, 05/15/2053	525,990
117,000	5.55%, 03/15/2054	115,239
475,000	5.65%, 01/15/2065	467,722
1,062,000	5.70%, 09/15/2063	1,050,288
	Coterra Energy, Inc.
1,262,000	5.40%, 02/15/2035	1,271,115
1,413,000	5.60%, 03/15/2034	1,446,926
	Diamondback Energy, Inc.
25,000	4.40%, 03/24/2051	20,352
50,000	5.40%, 04/18/2034	50,972
390,000	5.55%, 04/01/2035	400,138
225,000	5.75%, 04/18/2054	216,823
453,000	5.90%, 04/18/2064	434,034
303,000	6.25%, 03/15/2053	310,236
	Ecopetrol SA
1,455,000	7.75%, 02/01/2032	1,503,473
1,295,000	8.38%, 01/19/2036	1,342,016
	Energean Israel Finance Ltd.
2,475,000	5.88%, 03/30/2031(6)	2,389,085
600,000	8.50%, 09/30/2033(6)	640,284
1,360,000	Eni SpA 5.50%, 05/15/2034(1)	1,401,767
	EOG Resources, Inc.
48,000	3.90%, 04/01/2035	44,587
785,000	5.00%, 07/15/2032	801,847
1,085,000	5.35%, 01/15/2036	1,117,002
445,000	5.65%, 12/01/2054	444,994
	Hess Corp.
5,000	6.00%, 01/15/2040	5,443
1,706,000	7.13%, 03/15/2033	1,984,791
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(6)	1,230,206
1,000,000	Matador Resources Co. 6.50%, 04/15/2032(1)	1,009,215
661,000	SM Energy Co. 6.75%, 08/01/2029(1)	659,619
	TotalEnergies Capital SA
510,000	5.43%, 09/10/2064	488,675
1,505,000	5.64%, 04/05/2064	1,496,324
937,500	Transocean International Ltd. 8.75%, 02/15/2030(1)	983,746
		30,367,262
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
500,000	6.63%, 04/15/2029(1)	501,997
500,000	8.75%, 04/15/2030(1)	501,023
500,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	493,705
325,000	TriMas Corp. 4.13%, 04/15/2029(1)(5)	314,255
		1,810,980
	Pharmaceuticals - 0.7%
	Cardinal Health, Inc.
3,100,000	4.50%, 09/15/2030	3,116,701
2,215,000	5.00%, 11/15/2029(5)	2,275,712
2,700,000	Cencora, Inc. 4.85%, 12/15/2029	2,759,353

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Pharmaceuticals - 0.7% - (continued)
	CVS Health Corp.
$ 435,000	1.75%, 08/21/2030	$384,373
249,000	1.88%, 02/28/2031	217,340
660,000	2.13%, 09/15/2031	575,241
80,000	4.25%, 04/01/2050	63,169
55,000	4.78%, 03/25/2038	51,677
100,000	5.00%, 01/30/2029	102,078
2,000	5.13%, 07/20/2045	1,818
1,095,000	5.45%, 09/15/2035	1,118,100
75,000	5.70%, 06/01/2034	78,438
25,000	5.88%, 06/01/2053	24,553
1,035,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	1,075,601
800,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	834,890
1,410,000	Viatris, Inc. 3.85%, 06/22/2040	1,074,151
		13,753,195
	Pipelines - 1.7%
	Buckeye Partners LP
250,000	5.85%, 11/15/2043	234,569
619,000	6.75%, 02/01/2030(1)	646,039
	Cheniere Energy Partners LP
1,465,000	5.55%, 10/30/2035(1)	1,499,214
25,000	5.95%, 06/30/2033	26,383
	Columbia Pipelines Holding Co. LLC
570,000	5.10%, 10/01/2031(1)	580,127
1,048,000	5.68%, 01/15/2034(1)	1,082,180
	Columbia Pipelines Operating Co. LLC
20,000	5.70%, 10/01/2054(1)(5)	19,159
48,000	6.04%, 11/15/2033(1)	51,208
50,000	6.54%, 11/15/2053(1)	53,787
	DT Midstream, Inc.
4,000	4.30%, 04/15/2032(1)	3,834
1,250,000	5.80%, 12/15/2034(1)	1,291,274
	Enbridge, Inc.
28,000	4.50%, 06/10/2044	23,998
20,000	5.50%, 12/01/2046	19,855
823,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(2)	878,985
	Energy Transfer LP
235,000	5.15%, 02/01/2043	212,690
50,000	5.35%, 05/15/2045	45,726
50,000	5.40%, 10/01/2047	45,223
25,000	5.95%, 05/15/2054	24,131
50,000	6.00%, 06/15/2048	48,799
50,000	6.40%, 12/01/2030	54,110
25,000	6.63%, 10/15/2036	27,248
126,000	7.38%, 02/01/2031(1)	131,259
	Enterprise Products Operating LLC
335,000	3.30%, 02/15/2053	229,298
990,000	4.60%, 01/15/2031	1,002,232
25,000	4.90%, 05/15/2046	22,990
8,000	5.10%, 02/15/2045	7,610
155,000	5.20%, 01/15/2036	157,847
800,000	5.55%, 02/16/2055	790,428
20,000	5.95%, 02/01/2041	21,244
5,000	7.55%, 04/15/2038	6,042
1,390,540	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,187,308
	Hess Midstream Operations LP
3,119,000	4.25%, 02/15/2030(1)	3,037,852
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Pipelines - 1.7% - (continued)
$ 1,105,000	6.50%, 06/01/2029(1)	$1,145,004
	MPLX LP
50,000	4.50%, 04/15/2038	45,335
41,000	4.70%, 04/15/2048	34,326
1,255,000	4.80%, 02/15/2031	1,265,605
2,025,000	5.00%, 01/15/2033	2,025,306
25,000	5.20%, 03/01/2047	22,470
730,000	5.40%, 09/15/2035	733,016
20,000	5.95%, 04/01/2055	19,447
1,000,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	1,019,064
	ONEOK, Inc.
223,000	3.10%, 03/15/2030	211,151
20,000	4.25%, 09/15/2046	15,689
20,000	4.45%, 09/01/2049	16,019
1,830,000	4.75%, 10/15/2031	1,830,096
39,000	4.85%, 02/01/2049	33,322
1,852,000	5.05%, 11/01/2034	1,825,619
10,000	5.05%, 04/01/2045	8,854
100,000	5.15%, 10/15/2043	91,259
1,610,000	5.40%, 10/15/2035	1,615,933
80,000	5.70%, 11/01/2054	74,854
550,000	6.05%, 09/01/2033	582,768
10,000	6.10%, 11/15/2032	10,698
27,000	6.50%, 09/01/2030(1)	28,885
190,000	6.63%, 09/01/2053	199,939
115,000	7.15%, 01/15/2051	127,441
500,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	523,321
	Targa Resources Corp.
510,000	4.90%, 09/15/2030	517,122
20,000	4.95%, 04/15/2052(5)	17,103
1,805,000	5.55%, 08/15/2035	1,843,242
935,000	5.65%, 02/15/2036	958,811
2,000	6.13%, 03/15/2033	2,132
205,000	6.50%, 03/30/2034	223,775
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,150,000	4.00%, 01/15/2032	1,088,723
100,000	4.88%, 02/01/2031	100,231
1,000,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	1,099,699
	Whistler Pipeline LLC
20,000	5.40%, 09/30/2029(1)	20,498
865,000	5.70%, 09/30/2031(1)	894,734
458,000	5.95%, 09/30/2034(1)	470,299
		34,204,439
	Real Estate Investment Trusts - 0.3%
	Crown Castle, Inc.
285,000	2.10%, 04/01/2031	249,886
2,315,000	2.25%, 01/15/2031	2,062,606
1,490,000	3.10%, 11/15/2029	1,417,183
40,000	4.75%, 05/15/2047	35,157
25,000	5.20%, 09/01/2034	25,268
10,000	5.20%, 02/15/2049	9,210
	Hudson Pacific Properties LP
599,000	4.65%, 04/01/2029(5)	551,479
500,000	5.95%, 02/15/2028(5)	488,794
	Prologis Targeted U.S. Logistics Fund LP
610,000	4.25%, 01/15/2031(1)	605,602
1,770,000	4.75%, 01/15/2036(1)	1,732,754
		7,177,939

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Retail - 0.2%
	AutoZone, Inc.
$ 161,000	4.75%, 08/01/2032	$162,359
360,000	4.75%, 02/01/2033	360,518
105,000	5.20%, 08/01/2033	107,899
450,000	5.40%, 07/15/2034	465,106
107,000	6.55%, 11/01/2033	119,426
EUR 750,000	Bertrand Franchise Finance SAS 5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(6)	838,730
GBP 750,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(6)	1,029,875
$ 606,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	597,702
34,000	McDonald's Corp. 4.88%, 12/09/2045	31,444
750,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	754,635
265,000	Staples, Inc. 10.75%, 09/01/2029(1)	256,806
		4,724,500
	Semiconductors - 1.2%
	Applied Materials, Inc.
1,645,000	4.60%, 01/15/2036	1,626,978
25,000	4.80%, 06/15/2029	25,635
5,000	5.10%, 10/01/2035(5)	5,189
	Broadcom, Inc.
1,490,000	4.15%, 02/15/2028	1,494,342
1,445,000	4.20%, 10/15/2030	1,442,282
50,000	4.30%, 11/15/2032	49,468
315,000	5.05%, 07/12/2029	324,360
1,300,000	5.20%, 07/15/2035	1,339,112
	Foundry JV Holdco LLC
985,000	5.90%, 01/25/2033(1)	1,036,817
4,655,000	6.15%, 01/25/2032(1)	4,962,876
	Intel Corp.
395,000	2.80%, 08/12/2041	278,018
789,000	3.05%, 08/12/2051	500,030
1,160,000	3.25%, 11/15/2049	772,921
2,278,000	3.73%, 12/08/2047	1,674,534
640,000	4.10%, 05/11/2047	494,892
485,000	4.15%, 08/05/2032	468,458
65,000	4.60%, 03/25/2040	58,818
290,000	4.75%, 03/25/2050	245,441
15,000	4.90%, 07/29/2045	13,255
15,000	5.05%, 08/05/2062(5)	12,690
950,000	5.20%, 02/10/2033(5)	967,516
	Marvell Technology, Inc.
773,000	2.45%, 04/15/2028	741,925
1,185,000	2.95%, 04/15/2031	1,096,371
1,525,000	Micron Technology, Inc. 5.65%, 11/01/2032	1,600,797
1,568,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,445,863
1,420,000	QUALCOMM, Inc. 4.75%, 05/20/2032	1,449,631
		24,128,219
	Software - 0.5%
1,519,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	1,488,692
2,294,000	Open Text Corp. 3.88%, 12/01/2029(1)	2,170,967
	Oracle Corp.
1,070,000	2.88%, 03/25/2031	975,348
476,000	3.60%, 04/01/2040	372,769
518,000	3.60%, 04/01/2050	351,311
50,000	3.85%, 07/15/2036	43,658
424,000	3.85%, 04/01/2060	280,263
620,000	3.95%, 03/25/2051	442,027
100,000	4.00%, 07/15/2046	74,947
8,000	4.13%, 05/15/2045	6,185
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Software - 0.5% - (continued)
$ 100,000	4.30%, 07/08/2034	$93,722
3,325,000	4.80%, 09/26/2032	3,290,767
28,000	5.38%, 07/15/2040	26,681
657,000	5.50%, 09/27/2064	572,855
25,000	5.55%, 02/06/2053	22,457
242,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	235,098
		10,447,747
	Telecommunications - 0.8%
500,000	Altice France SA 6.50%, 03/15/2032(1)	478,727
1,000,000	EchoStar Corp. 6.75%, 11/30/2030(8)	1,031,910
EUR 1,000,000	Iliad Holding SAS 6.88%, 04/15/2031(6)	1,236,279
$ 500,000	Level 3 Financing, Inc. 7.00%, 03/31/2034(1)	513,702
	NTT Finance Corp.
1,550,000	4.88%, 07/16/2030(1)	1,579,327
200,000	5.14%, 07/02/2031(1)	205,857
5,635,000	5.17%, 07/16/2032(1)	5,790,198
	T-Mobile USA, Inc.
2,010,000	2.55%, 02/15/2031	1,828,103
5,000	3.00%, 02/15/2041	3,743
38,000	3.30%, 02/15/2051	25,710
1,665,000	3.50%, 04/15/2031	1,583,190
532,000	3.88%, 04/15/2030	521,094
290,000	4.70%, 01/15/2035	284,404
495,000	5.13%, 05/15/2032	508,864
60,000	5.75%, 01/15/2034	63,440
260,000	5.80%, 09/15/2062	259,781
555,000	WULF Compute LLC 7.75%, 10/15/2030(1)	576,576
		16,490,905
	Transportation - 0.2%
3,375,000	CSX Corp. 5.05%, 06/15/2035	3,432,659
	Union Pacific Corp.
3,000	2.97%, 09/16/2062	1,802
25,000	3.84%, 03/20/2060	18,504
		3,452,965
	Total Corporate Bonds (cost $524,632,664)	$531,110,047
FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
	Bermuda - 0.1%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	$411,548
1,305,000	5.00%, 07/15/2032(1)	1,327,185
		1,738,733
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(6)	572,011
1,195,000	4.88%, 05/13/2036(6)	1,534,625
		2,106,636
	Hungary - 0.1%
1,970,000	Hungary Government International Bonds 1.63%, 04/28/2032(6)	2,034,800
	Indonesia - 0.2%
	Indonesia Government International Bonds
2,600,000	1.10%, 03/12/2033	2,524,784
$ 2,460,000	4.90%, 04/16/2036	2,470,979
		4,995,763
	Israel - 0.2%
	Israel Government International Bonds
1,195,000	2.75%, 07/03/2030	1,112,586

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.1% - (continued)
	Israel - 0.2% - (continued)
$ 1,705,000	5.38%, 02/19/2030	$1,766,708
475,000	State of Israel 3.80%, 05/13/2060(6)	325,803
		3,205,097
	Ivory Coast - 0.1%
EUR 1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(6)	1,439,765
	Mexico - 0.6%
	Mexico Government International Bonds
$ 850,000	3.50%, 02/12/2034	737,162
3,955,000	5.38%, 03/22/2033	3,951,836
575,000	6.35%, 02/09/2035	607,833
2,755,000	6.63%, 01/29/2038	2,909,280
2,370,000	6.88%, 05/13/2037	2,567,302
1,960,000	7.38%, 05/13/2055	2,198,812
		12,972,225
	North Macedonia - 0.1%
	North Macedonia Government International Bonds
EUR 985,000	3.68%, 06/03/2026(1)	1,137,910
835,000	3.68%, 06/03/2026(6)	964,625
		2,102,535
	Philippines - 0.1%
	Philippines Government International Bonds
1,400,000	1.20%, 04/28/2033	1,377,333
900,000	1.75%, 04/28/2041	763,090
		2,140,423
	Romania - 0.5%
	Romania Government International Bonds
1,265,000	2.63%, 12/02/2040(1)	965,233
890,000	2.63%, 12/02/2040(6)	679,096
5,520,000	2.75%, 04/14/2041(6)	4,229,769
1,205,000	2.88%, 04/13/2042(6)	921,435
$ 1,872,000	5.75%, 03/24/2035(1)	1,831,016
1,190,000	6.38%, 01/30/2034(1)	1,222,573
490,000	7.50%, 02/10/2037(1)	536,987
		10,386,109
	Total Foreign Government Obligations (cost $44,150,421)	$43,122,086
MUNICIPAL BONDS - 0.3%
	Development - 0.0%
1,070,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$1,055,289
	General - 0.2%
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,594,306
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,627,791
		3,222,097
	School District - 0.1%
	Chicago Board of Education, IL, GO
220,000	6.14%, 12/01/2039	208,252
885,000	6.32%, 11/01/2029	874,446
		1,082,698
	Total Municipal Bonds (cost $5,549,228)	$5,360,084
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5%
	Mortgage-Backed Agencies - 44.5%
	Federal Home Loan Mortgage Corp. - 11.8%
$ 12,799,483	0.15%, 10/25/2034(2)(3)	$204,514
6,583,512	0.21%, 02/25/2035(2)(3)	130,668
8,767,903	0.28%, 05/25/2034(2)(3)	210,929
4,563,633	0.37%, 12/25/2033(2)(3)	125,893
3,082,398	0.48%, 01/25/2034(2)(3)	87,486
1,358,876	0.61%, 10/25/2026(2)(3)	5,798
6,527,360	0.71%, 12/25/2030(2)(3)	200,138
3,090,056	0.73%, 06/25/2027(2)(3)	27,558
1,447,483	0.87%, 11/25/2030(2)(3)	52,306
528,985	1.00%, 10/25/2040	454,150
855,471	1.00%, 02/25/2051	750,246
2,537,459	1.02%, 10/25/2030(2)(3)	102,031
3,304,691	1.11%, 01/25/2030(2)(3)	129,303
4,224,333	1.11%, 06/25/2030(2)(3)	183,459
3,270,942	1.43%, 05/25/2030(2)(3)	176,394
4,183,789	1.50%, 05/15/2037(3)	216,260
2,400,085	1.50%, 09/25/2047	2,032,463
2,042,079	1.56%, 05/25/2030(2)(3)	121,518
5,588,790	1.57%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(3)	397,575
194,993	1.75%, 10/15/2042	171,328
286,694	2.00%, 06/01/2036	265,645
150,002	2.00%, 12/01/2040	129,382
911,502	2.00%, 05/01/2041	794,522
2,938,783	2.00%, 06/01/2041	2,572,833
1,016,298	2.00%, 12/01/2041	884,680
4,512,600	2.00%, 02/15/2042(3)	427,629
627,002	2.00%, 10/01/2050	513,495
742,691	2.00%, 02/01/2051	610,664
3,862,102	2.00%, 03/01/2051	3,162,012
1,309,752	2.00%, 04/01/2051	1,070,450
699,699	2.00%, 05/01/2051	577,457
695,175	2.00%, 07/01/2051	567,945
301,924	2.00%, 08/01/2051	247,009
306,945	2.00%, 11/01/2051	252,301
1,094,420	2.00%, 01/01/2052	900,711
1,200,529	2.00%, 04/01/2052	988,824
1,982,711	2.00%, 06/15/2052(3)	261,400
2,207,640	2.50%, 04/25/2036(3)	194,118
440,056	2.50%, 05/01/2050	381,262
521,990	2.50%, 06/01/2050	448,207
1,442,249	2.50%, 06/25/2050(3)	229,564
3,133,401	2.50%, 07/01/2050	2,698,913
848,830	2.50%, 08/01/2050	731,558
1,282,769	2.50%, 09/01/2050	1,103,018
986,264	2.50%, 10/01/2050	858,232
927,760	2.50%, 11/01/2050	795,741
282,383	2.50%, 02/01/2051	245,552
722,114	2.50%, 03/01/2051	615,179
324,968	2.50%, 05/01/2051	278,650
208,313	2.50%, 07/01/2051	178,153
287,407	2.50%, 08/01/2051	246,559
491,184	2.50%, 10/01/2051	420,640
2,307,519	2.50%, 11/01/2051	2,003,723
1,350,058	2.50%, 03/15/2052(3)	216,199
827,969	2.50%, 03/25/2052	747,414
1,979,740	2.50%, 04/01/2052	1,688,163
2,768,153	2.50%, 08/25/2052(3)	430,691
793,298	3.00%, 10/01/2032	773,169
2,705	3.00%, 05/15/2041	2,599
78,470	3.00%, 07/01/2047	71,600
290,875	3.00%, 12/15/2047	244,713
103,940	3.00%, 01/01/2048	94,545

72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 11.8% - (continued)
$ 2,569,895	3.00%, 12/25/2049(3)	$435,860
534,118	3.00%, 07/01/2050	480,788
669,984	3.00%, 08/01/2050	599,371
302,134	3.00%, 08/01/2051	267,924
2,318,709	3.00%, 08/25/2051(3)	381,495
1,796,351	3.00%, 09/25/2051(3)	662,710
943,448	3.00%, 10/01/2051	849,070
359,588	3.00%, 01/01/2052	324,052
1,851,945	3.00%, 05/01/2052	1,646,938
109,948	3.00%, 07/01/2052	97,482
2,719,152	3.00%, 08/01/2052	2,412,017
813,213	3.50%, 01/15/2033(3)	64,335
255,165	3.50%, 05/15/2034(3)	17,753
536,797	3.50%, 10/15/2042	502,948
260,651	3.50%, 10/15/2045	247,621
569,260	3.50%, 12/01/2046	537,043
512,735	3.50%, 12/15/2046	480,870
340,134	3.50%, 01/01/2047	323,953
222,676	3.50%, 03/15/2047	208,273
101,699	3.50%, 06/01/2047	95,927
129,403	3.50%, 12/01/2047	121,514
139,208	3.50%, 01/01/2048	130,789
192,297	3.50%, 12/01/2048	180,103
745,887	3.50%, 04/01/2050	696,746
259,648	4.00%, 05/01/2038	256,034
322,174	4.00%, 05/25/2040(3)	48,207
580,717	4.00%, 09/15/2041	565,034
7,395	4.00%, 01/01/2042	7,238
140,119	4.00%, 03/01/2042	137,309
3,588	4.00%, 04/01/2042	3,513
5,972	4.00%, 06/01/2042	5,850
1,466,537	4.00%, 03/25/2045(3)	241,047
84,249	4.00%, 04/01/2047	82,201
164,818	4.00%, 11/01/2047	160,065
326,069	4.00%, 12/01/2047	321,785
1,123,474	4.00%, 04/01/2049	1,083,772
297,291	4.00%, 05/01/2049	288,163
921,434	4.00%, 07/01/2049	894,527
1,267,144	4.00%, 09/25/2050(3)	254,920
900,087	4.50%, 07/01/2052	886,183
66,131	5.00%, 09/01/2035	67,803
255,910	5.00%, 09/15/2036(3)	36,294
1,093,032	5.00%, 07/01/2040	1,104,145
792,374	5.00%, 03/15/2045(3)	160,010
146,746	5.00%, 02/15/2048(3)	28,568
35,397	5.00%, 09/01/2048	35,937
23,347	5.00%, 02/01/2049	23,680
627,517	5.00%, 10/01/2052	627,021
1,162,444	5.00%, 10/25/2052	1,161,410
79,613	5.00%, 11/01/2052	79,845
24,441	5.00%, 01/01/2053	24,434
2,289,434	5.00%, 04/01/2053	2,289,671
3,913,792	5.00%, 11/01/2054	3,895,429
5,090	5.50%, 02/01/2029	5,147
2,115,973	5.50%, 12/01/2037	2,163,376
9,653	5.50%, 12/01/2038	9,796
319,434	5.50%, 05/15/2040(3)	57,017
287,715	5.50%, 06/15/2046(3)	49,100
274,801	5.50%, 10/15/2046(3)	51,950
260,607	5.50%, 02/01/2049	268,477
30,848	5.50%, 03/01/2049	31,665
1,013,832	5.50%, 02/01/2053	1,030,112
1,977,039	5.50%, 04/01/2053	2,004,713
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 11.8% - (continued)
$ 17,988,426	5.50%, 04/01/2054	$18,189,600
22,787,377	5.50%, 08/01/2054	23,041,707
33,673,468	5.50%, 09/01/2054	34,043,043
22,603,682	5.50%, 04/01/2055	22,839,835
22,894,894	5.50%, 09/01/2055	23,134,102
949,266	6.00%, 11/01/2052	975,137
629,361	6.00%, 12/01/2052	650,791
286,150	6.00%, 03/01/2053	297,139
5,840,403	6.00%, 09/01/2053	5,982,600
665,883	6.00%, 11/01/2053	682,360
1,693,492	6.00%, 12/01/2053	1,735,792
342,019	6.00%, 01/01/2054	350,519
1,667,468	6.00%, 02/01/2054	1,706,640
715,836	6.00%, 03/01/2054	738,837
752,891	6.00%, 04/01/2054	780,994
2,360,922	6.00%, 05/01/2054	2,417,650
5,437,181	6.00%, 06/01/2054	5,578,290
3,559,303	6.00%, 08/01/2054	3,650,034
352,321	6.03%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	355,735
653,000	6.28%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(2)	657,695
892,000	7.08%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	926,263
1,545,000	7.53%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,570,585
1,310,000	7.53%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,357,820
2,545,000	7.53%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,636,897
5,285,000	7.58%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	5,397,208
2,460,000	7.68%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,586,082
380,000	7.73%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	397,339
2,925,000	7.83%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	2,999,617
3,460,000	7.88%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,627,093
1,305,000	7.93%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	1,349,523
970,000	8.18%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,019,070
1,593,000	8.68%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,681,619
2,280,000	9.43%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,401,136
		243,670,920
	Federal National Mortgage Association - 9.8%
111,175	0.00%, 06/25/2041(9)(10)	85,028
2,100,261	0.30%, 01/25/2030(2)(3)	17,791
5,795,416	1.13%, 06/25/2034(2)(3)	335,839
3,390,275	1.45%, 05/25/2029(2)(3)	115,990
2,649,919	1.50%, 11/25/2035(3)	123,969
196,021	1.50%, 07/01/2051	151,534
3,385,947	1.50%, 09/01/2051	2,615,960
3,817,257	1.66%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(3)	210,557
5,812,749	1.77%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(3)	308,373
52,203	2.00%, 03/01/2036	48,263

73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 9.8% - (continued)
$ 418,053	2.00%, 05/01/2036	$384,776
947,142	2.00%, 08/01/2036	873,146
526,053	2.00%, 09/01/2036	489,028
332,048	2.00%, 12/01/2036	308,674
520,446	2.00%, 09/01/2040	457,194
1,959,859	2.00%, 12/01/2040	1,704,759
531,117	2.00%, 04/01/2041	465,314
182,612	2.00%, 05/01/2041	159,988
1,553	2.00%, 09/25/2041	1,476
739,310	2.00%, 10/01/2041	644,485
2,965	2.00%, 12/25/2041	2,796
483,367	2.00%, 02/01/2042	419,298
199,587	2.00%, 03/25/2044	190,749
214,148	2.00%, 05/25/2044	200,586
1,367,559	2.00%, 03/25/2050	1,186,727
531,984	2.00%, 08/25/2050	384,747
1,855,620	2.00%, 10/01/2050	1,523,479
5,174,657	2.00%, 10/25/2050(3)	631,448
1,531,936	2.00%, 12/01/2050	1,258,170
3,388,067	2.00%, 02/01/2051	2,773,843
5,299,941	2.00%, 03/01/2051	4,331,095
6,970,269	2.00%, 04/01/2051	5,690,242
1,031,084	2.00%, 05/01/2051	840,984
558,645	2.00%, 06/01/2051	456,463
2,442,369	2.00%, 07/01/2051	1,999,400
1,305,966	2.00%, 08/01/2051	1,080,228
1,267,978	2.00%, 09/01/2051	1,038,631
1,918,338	2.00%, 03/25/2052(3)	242,061
7,957,340	2.00%, 04/01/2052	6,521,578
412,619	2.25%, 04/01/2033	362,293
1,014,347	2.50%, 06/25/2045	870,891
5,738	2.50%, 03/25/2046	5,386
551,276	2.50%, 04/01/2050	471,813
524,622	2.50%, 06/01/2050	450,825
3,961,492	2.50%, 07/01/2050	3,431,895
843,462	2.50%, 09/01/2050	720,543
1,348,857	2.50%, 10/01/2050	1,170,762
1,462,721	2.50%, 12/01/2050	1,254,579
338,008	2.50%, 01/01/2051	292,739
2,228,789	2.50%, 02/01/2051	1,902,472
1,464,995	2.50%, 02/25/2051(3)	252,065
2,135,131	2.50%, 04/25/2051(3)	331,617
7,249,559	2.50%, 05/01/2051	6,214,905
1,298,997	2.50%, 06/01/2051	1,109,165
692,174	2.50%, 07/01/2051	593,521
307,768	2.50%, 08/01/2051	267,181
447,969	2.50%, 09/01/2051	384,967
6,744,965	2.50%, 10/01/2051	5,805,196
6,484,804	2.50%, 11/01/2051	5,599,854
2,010,635	2.50%, 12/01/2051	1,731,168
783,502	2.50%, 01/01/2052	675,236
8,551,088	2.50%, 03/01/2052	7,265,606
453,487	2.50%, 04/01/2052	390,675
1,910,769	2.50%, 06/25/2052(3)	293,954
2,253,180	2.50%, 09/25/2052(3)	352,120
1,086,166	2.50%, 01/01/2057	928,296
313,005	3.00%, 04/25/2033(3)	18,722
121,485	3.00%, 08/01/2033	118,426
881,606	3.00%, 06/01/2038	848,369
380,579	3.00%, 11/25/2042	347,382
2,162	3.00%, 02/25/2043	2,124
920,541	3.00%, 06/01/2043	852,637
1,020,479	3.00%, 11/01/2044	945,202
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 9.8% - (continued)
$ 1,061,121	3.00%, 01/25/2045	$978,592
53,593	3.00%, 01/25/2046	50,464
728,267	3.00%, 02/25/2047	683,712
5,464,585	3.00%, 08/01/2048	4,983,324
265,383	3.00%, 08/25/2049	243,356
339,226	3.00%, 02/01/2050	306,933
1,385,554	3.00%, 07/01/2050	1,255,020
1,295,352	3.00%, 08/01/2050	1,156,639
521,026	3.00%, 10/01/2050	463,532
2,171,547	3.00%, 12/01/2050	1,949,888
660,242	3.00%, 05/01/2051	599,393
1,165,593	3.00%, 07/01/2051	1,040,091
310,170	3.00%, 08/01/2051	279,372
1,686,268	3.00%, 10/01/2051	1,510,504
1,801,072	3.00%, 11/01/2051	1,605,700
977,152	3.00%, 12/01/2051	874,373
468,539	3.00%, 01/01/2052	418,782
1,488,645	3.00%, 01/25/2052(3)	236,992
564,099	3.00%, 04/01/2052	505,389
705,140	3.00%, 05/01/2052	631,876
22,634	3.00%, 06/01/2052	20,081
531,934	3.00%, 09/01/2052	472,232
807,488	3.50%, 07/25/2033(3)	54,259
363,134	3.50%, 08/25/2033(3)	29,433
124,105	3.50%, 04/25/2034(3)	2,433
774,601	3.50%, 05/01/2037	749,887
398,670	3.50%, 11/25/2039(3)	34,067
384,065	3.50%, 10/01/2041	369,142
2,642	3.50%, 05/25/2042	2,557
1,208,779	3.50%, 08/01/2043	1,147,830
33,990	3.50%, 07/25/2044	33,757
172,375	3.50%, 12/01/2045	163,256
169,547	3.50%, 01/01/2046	160,602
124,395	3.50%, 03/01/2046	117,882
624,933	3.50%, 12/01/2046	595,003
214,180	3.50%, 05/01/2047	202,523
1,679,932	3.50%, 09/01/2047	1,579,810
1,610,353	3.50%, 12/01/2047	1,512,181
183,927	3.50%, 01/01/2048	172,258
2,067,091	3.50%, 02/01/2048	1,953,630
70,729	3.50%, 06/01/2048	66,052
332,598	3.50%, 07/01/2048	314,289
71,823	3.50%, 11/01/2048	67,446
1,030,611	3.50%, 03/25/2049	964,055
432,462	3.50%, 04/25/2049	419,582
528,828	3.50%, 06/01/2049	501,876
340,166	3.50%, 09/01/2050	319,663
736,304	3.50%, 11/01/2051	683,818
1,088,038	3.50%, 04/01/2052	1,014,095
612,836	3.50%, 05/01/2056	552,751
493,689	3.50%, 11/25/2057	477,528
903,311	3.50%, 05/01/2058	826,364
847,904	3.50%, 12/25/2058	774,510
1,584,500	3.92%, 10/01/2030	1,565,112
464,879	4.00%, 08/01/2038	461,535
1,913	4.00%, 11/01/2040	1,874
19,708	4.00%, 02/01/2041	19,354
285,903	4.00%, 06/01/2041	283,380
3,677	4.00%, 09/01/2041	3,601
5,335	4.00%, 10/01/2041	5,253
138,457	4.00%, 01/01/2042	135,524
182,736	4.00%, 02/01/2042	178,864
47,550	4.00%, 05/01/2042	46,542

74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 9.8% - (continued)
$ 1,885	4.00%, 09/01/2042	$1,845
706,165	4.00%, 01/01/2043	691,417
14,687	4.00%, 10/01/2043	14,376
1,196,127	4.00%, 12/01/2043	1,167,802
177,731	4.00%, 03/01/2046	172,861
230,882	4.00%, 09/01/2047	223,376
412,586	4.00%, 10/01/2047	399,239
212,778	4.00%, 11/01/2047	205,840
1,290,075	4.00%, 06/01/2048	1,245,173
1,670,729	4.00%, 10/01/2048	1,616,527
646,727	4.00%, 01/01/2049	627,074
1,402,359	4.00%, 04/01/2049	1,345,249
78,862	4.00%, 08/01/2049	76,702
507,043	4.00%, 09/01/2049	489,230
2,934,646	4.00%, 02/25/2050(3)	617,547
994,698	4.00%, 04/01/2050	963,367
1,514,173	4.00%, 06/25/2050(3)	305,348
1,264,529	4.00%, 09/25/2050(3)	240,798
1,623,729	4.00%, 11/25/2050(3)	330,813
647,407	4.00%, 08/01/2051	627,770
1,849,915	4.00%, 04/01/2052	1,760,495
702,183	4.00%, 06/01/2052	672,369
2,500,000	4.12%, 11/01/2030	2,505,273
1,996,519	4.39%, 04/01/2029	2,019,760
2,287,000	4.42%, 11/01/2030	2,307,011
1,819,767	4.48%, 02/01/2029	1,843,279
473,792	4.50%, 12/01/2037	475,594
349,398	4.50%, 04/01/2048	346,608
151,535	4.50%, 04/01/2049	150,044
2,111,616	4.50%, 05/25/2049(3)	387,401
673,006	4.50%, 01/01/2051	656,962
1,076,994	4.50%, 08/01/2052	1,060,356
1,197,156	4.50%, 03/01/2053	1,170,161
4,629,282	4.50%, 10/01/2053	4,520,104
1,262,000	4.52%, 10/01/2030	1,280,603
215,000	4.75%, 04/01/2028	218,024
1,900,000	4.91%, 01/01/2029	1,949,272
219,524	5.00%, 06/25/2048(3)	31,510
1,689,191	5.00%, 12/25/2051	1,689,185
868,134	5.00%, 07/01/2052	869,270
6,343,819	5.00%, 09/01/2052	6,342,239
206,811	5.00%, 10/01/2052	206,357
105,717	5.00%, 11/01/2052	105,641
128,292	5.00%, 12/01/2052	128,032
1,465,000	5.07%, 12/01/2028	1,507,844
2,130,779	5.50%, 11/25/2035	2,190,232
678,507	5.50%, 04/01/2038	693,645
3,548,805	5.50%, 08/01/2040	3,628,422
229,665	5.50%, 04/25/2044(3)	33,159
1,558,166	5.50%, 06/25/2051	1,575,346
1,841,990	5.50%, 12/25/2051	1,858,749
1,556,596	5.50%, 02/25/2052	1,575,103
1,788,300	5.50%, 03/25/2052	1,809,674
1,635,546	5.50%, 04/25/2052	1,652,477
634,966	5.50%, 10/01/2052	645,531
1,182,503	5.50%, 11/01/2052	1,201,854
2,230,287	5.50%, 12/01/2052	2,266,215
1,202,156	5.50%, 06/01/2053	1,221,229
1,414,911	5.50%, 07/01/2053	1,435,022
147,420	5.50%, 03/01/2054	149,126
525,123	6.00%, 04/01/2044	540,452
1,655,767	6.00%, 08/25/2044	1,678,156
285,560	6.00%, 01/01/2053	293,351
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 9.8% - (continued)
$ 675,796	6.00%, 05/01/2053	$701,329
348,826	6.00%, 11/01/2053	357,319
349,973	6.00%, 01/01/2054	358,269
1,009,769	6.00%, 02/01/2054	1,033,984
668,936	6.00%, 03/01/2054	688,545
1,394,361	6.00%, 05/01/2054	1,426,224
1,181,877	6.00%, 06/01/2054	1,208,906
1,207,282	6.00%, 09/01/2054	1,237,055
		202,392,200
	Government National Mortgage Association - 9.2%
100,200	2.00%, 06/16/2042	93,390
1,124,319	2.00%, 10/20/2050	935,497
3,271,520	2.00%, 12/20/2050	2,722,089
219,683	2.00%, 12/20/2051	182,789
5,303,452	2.00%, 02/20/2052	4,412,770
606,170	2.00%, 03/20/2052	504,367
585,418	2.00%, 10/20/2052	487,680
9,900,000	2.00%, 11/20/2055(11)	8,232,134
22,174	2.50%, 05/20/2040	21,868
1,525,062	2.50%, 10/20/2049	1,370,063
1,160,847	2.50%, 11/20/2049	1,011,948
925,317	2.50%, 03/20/2051	801,483
6,940,476	2.50%, 04/20/2051	6,010,125
814,245	2.50%, 09/20/2051	705,086
2,729,110	2.50%, 10/20/2051	2,363,240
54,342,000	2.50%, 11/20/2055(11)	47,029,140
1,193,459	3.00%, 01/16/2044	1,101,927
573,183	3.00%, 02/20/2047	517,192
443,684	3.00%, 05/20/2049	413,786
169,442	3.00%, 03/20/2050	152,828
2,356,069	3.00%, 07/20/2050(3)	308,901
380,445	3.00%, 11/20/2050	342,823
3,463,949	3.00%, 04/20/2051	3,118,094
5,134,019	3.00%, 06/20/2051	4,618,926
1,993,788	3.00%, 08/20/2051	1,793,520
1,269,012	3.00%, 09/20/2051	1,141,520
392,589	3.00%, 10/20/2051	353,080
2,717,010	3.00%, 12/20/2051	2,442,978
664,592	3.00%, 02/20/2052	617,374
625,418	3.00%, 04/20/2052	562,222
168,398	3.50%, 11/20/2042	154,849
652,204	3.50%, 03/20/2044	615,964
414,373	3.50%, 06/20/2046	387,077
90,236	3.50%, 07/20/2046	83,725
95,923	3.50%, 10/20/2046	89,525
417,415	3.50%, 02/20/2047	389,309
111,911	3.50%, 05/20/2047	104,306
114,431	3.50%, 07/20/2047	106,631
83,744	3.50%, 11/20/2047	78,295
102,096	3.50%, 03/20/2048	95,137
486,836	3.50%, 02/20/2049	452,307
1,116,525	3.50%, 06/20/2049	1,032,014
2,722,808	3.50%, 11/20/2049	2,515,719
292,733	3.50%, 12/20/2049	269,382
176,681	3.50%, 01/20/2050	163,239
675,785	3.50%, 06/20/2050	622,940
2,716,474	3.50%, 02/20/2051	2,510,060
1,030,686	3.50%, 11/20/2052	931,037
1,537,556	3.50%, 01/20/2053	1,417,596
245,738	3.88%, 08/15/2042	236,905
843,747	4.00%, 09/16/2042(3)	176,676
246,593	4.00%, 09/20/2042(3)	30,852

75

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 9.2% - (continued)
$ 178,747	4.00%, 12/20/2044(3)	$33,487
389,508	4.00%, 08/20/2045	375,264
530,738	4.00%, 09/20/2047	510,668
2,244,918	4.00%, 11/20/2047	2,160,024
336,570	4.00%, 12/20/2047	323,842
862,019	4.00%, 02/20/2048	829,412
14,556	4.00%, 04/20/2048	13,970
763,527	4.00%, 07/20/2048	734,013
2,582,494	4.00%, 08/20/2052	2,466,746
753,079	4.50%, 02/20/2040	759,819
678,569	4.50%, 05/20/2041	684,401
556,683	4.50%, 06/16/2043(3)	101,909
280,832	4.50%, 05/20/2045(3)	62,637
2,751,745	4.50%, 08/20/2045(3)	517,053
436,615	4.50%, 12/16/2046(3)	60,411
301,178	4.50%, 05/20/2048(3)	45,281
193,799	4.50%, 06/20/2048(3)	35,916
142,069	4.50%, 05/20/2052	139,766
592,093	4.50%, 08/20/2052	582,310
541,424	4.50%, 09/20/2052	532,311
2,463,394	4.50%, 10/20/2052	2,421,548
2,175,229	4.50%, 11/20/2052	2,138,278
5,126,274	4.50%, 11/20/2054	5,005,852
5,027,632	4.50%, 12/20/2054	4,909,527
536,685	5.00%, 05/20/2040	551,362
427,308	5.00%, 06/20/2040	440,295
167,774	5.00%, 07/20/2040	172,461
236,012	5.00%, 12/20/2043(3)	48,532
1,058,159	5.00%, 07/16/2044(3)	170,361
193,732	5.00%, 11/16/2046(3)	29,972
197,710	5.00%, 06/16/2047(3)	34,308
2,160,519	5.00%, 10/20/2047(3)	437,546
261,375	5.00%, 11/16/2047(3)	49,510
709,928	5.00%, 11/20/2049	719,337
7,927,500	5.00%, 11/20/2054(11)	7,902,474
182,331	5.50%, 02/20/2044(3)	7,241
145,723	5.50%, 09/15/2045	153,957
209,338	5.50%, 09/20/2045(3)	38,313
27,310,000	5.50%, 11/20/2054(11)	27,535,216
13,374,000	6.00%, 11/20/2054(11)	13,610,742
1,097,636	6.00%, 07/20/2055	1,117,612
4,675,446	6.00%, 09/20/2055	4,766,258
		190,062,327
	Uniform Mortgage-Backed Security - 13.7%
8,787,000	2.00%, 11/01/2055(11)	7,124,038
4,050,000	2.50%, 11/01/2055(11)	3,437,909
2,300,000	3.00%, 11/01/2055(11)	2,037,656
9,952,000	3.50%, 11/01/2055(11)	9,174,362
9,540,000	4.00%, 11/01/2055(11)	9,050,669
16,800,000	4.50%, 11/01/2039(11)	16,769,133
22,641,000	4.50%, 11/01/2055(11)	22,066,405
13,635,000	5.00%, 11/01/2039(11)	13,767,518
16,890,000	5.00%, 11/01/2055(11)	16,803,641
18,885,000	5.50%, 11/01/2039(11)	19,288,949
46,415,000	5.50%, 11/01/2054(11)	46,892,919
46,415,000	5.50%, 12/01/2054(11)	46,860,284
32,491,000	6.00%, 11/01/2054(11)	33,223,899
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Uniform Mortgage-Backed Security - 13.7% - (continued)
$ 29,485,000	6.00%, 12/01/2054(11)	$30,144,334
4,330,000	6.50%, 11/01/2054(11)	4,483,649
		281,125,365
	Total U.S. Government Agencies (cost $924,125,317)	$917,250,812
U.S. GOVERNMENT SECURITIES - 27.9%
	U.S. Treasury Securities - 27.9%
	U.S. Treasury Bonds - 10.2%
40,165,000	1.25%, 05/15/2050	$19,956,984
19,520,000	1.63%, 11/15/2050	10,612,475
8,585,000	2.75%, 11/15/2042	6,703,678
56,000	2.88%, 05/15/2052	40,383
3,325,000	3.00%, 11/15/2045	2,601,423
1,395,000	3.00%, 02/15/2048	1,064,723
23,885,000	3.00%, 08/15/2052(12)	17,653,441
3,365,000	3.13%, 02/15/2043	2,769,158
13,195,000	3.13%, 05/15/2048	10,281,276
28,525,000	3.38%, 08/15/2042	24,508,101
6,010,000	3.38%, 05/15/2044	5,064,129
55,565,000	3.38%, 11/15/2048	45,074,936
8,720,000	3.63%, 08/15/2043	7,668,150
8,845,000	3.63%, 02/15/2044	7,744,212
30,905,000	3.63%, 05/15/2053	25,775,494
1,455,000	4.13%, 08/15/2053	1,327,688
5,405,000	4.25%, 08/15/2054	5,039,740
8,975,000	4.88%, 08/15/2045	9,244,250
6,700,000	5.00%, 05/15/2045	7,011,969
		210,142,210
	U.S. Treasury Inflation-Indexed Bonds - 2.5%
15,460,445	0.25%, 02/15/2050(13)	9,273,183
753,820	0.63%, 02/15/2043(13)	577,284
23,461,519	0.75%, 02/15/2042(13)	18,726,360
10,510,195	0.75%, 02/15/2045(13)	7,921,252
3,718,730	1.00%, 02/15/2046(13)	2,898,465
13,990,048	1.38%, 02/15/2044(13)	12,066,845
		51,463,389
	U.S. Treasury Inflation-Indexed Notes - 1.2%
25,139,830	1.75%, 01/15/2034(13)	25,233,944
	U.S. Treasury Notes - 14.0%
16,965,000	1.38%, 11/15/2031(14)	14,750,272
10,740,000	2.75%, 08/15/2032	10,020,923
4,200,000	3.63%, 08/31/2030	4,185,234
44,360,000	3.75%, 05/15/2028	44,522,885
27,210,000	3.75%, 06/30/2030	27,265,270
10,375,000	3.88%, 05/31/2027	10,411,475
7,975,000	3.88%, 06/15/2028	8,031,386
51,420,000	4.00%, 01/31/2029	52,004,501
6,350,000	4.13%, 02/28/2027	6,386,215
13,455,000	4.13%, 03/31/2031	13,696,244
39,630,000	4.13%, 11/30/2031	40,280,180
3,090,000	4.25%, 05/15/2035	3,131,522
10,805,000	4.38%, 11/30/2030	11,126,617

76

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 27.9% - (continued)
	U.S. Treasury Securities - 27.9% - (continued)
	U.S. Treasury Notes - 14.0% - (continued)
$ 21,675,000	4.38%, 01/31/2032		$22,320,170
20,435,000	4.50%, 04/15/2027		20,676,069
			288,808,963
	Total U.S. Government Securities (cost $608,679,471)		$575,648,506
	Total Long-Term Investments (cost $2,479,099,315)		$2,441,133,734
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
2,511,498
Fixed Income Clearing Corp. Repurchase
Agreement dated 10/31/2025 at
4.15%, due on 11/03/2025 with a
maturity value of $2,512,367;
collateralized by U.S. Treasury Note at
4.63%, maturing 02/15/2035, with a
market value of $2,561,886
			$2,511,498
	Securities Lending Collateral - 0.6%
11,559,483	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(15)		11,559,483
	Total Short-Term Investments (cost $14,070,981)		$14,070,981
	Total Investments Excluding Purchased Options (cost $2,493,170,296)	119.0%	$2,455,204,715
	Total Purchased Options (cost $493,914)	0.0%	$431,034
	Total Investments (cost $2,493,664,210)	119.0%	$2,455,635,749
	Other Assets and Liabilities	(19.0)%	(392,721,103)
	Net Assets	100.0%	$2,062,914,646
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$518,694,435, representing 25.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Securities disclosed are interest-only strips.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $28,346,283, representing 1.4% of net assets.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Security disclosed is principal-only strips.
(10)	Security is a zero-coupon bond.
(11)	Represents or includes a TBA transaction.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $6,973,423.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $6,086,172.
(15)	Current yield as of period end.

77

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

OTC Swaptions Outstanding at October 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	4,675,000	$244,395	$246,957	$(2,562)
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	4,675,000	$186,639	$246,957	$(60,318)
Total purchased OTC swaption contracts							$431,034	$493,914	$(62,880)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	537	12/15/2025	$39,940,134	$18,159
Canadian 10-Year Bond Future	168	12/18/2025	14,719,109	361,294
U.S. Treasury 2-Year Note Future	202	12/31/2025	42,064,922	(111,975)
U.S. Treasury 5-Year Note Future	585	12/31/2025	63,888,399	(356,776)
U.S. Treasury 10-Year Ultra Future	288	12/19/2025	33,259,500	14,917
U.S. Treasury Long Bond Future	470	12/19/2025	55,136,875	310,007
U.S. Treasury Ultra Bond Future	91	12/19/2025	11,036,594	392,295
Total				$627,921
Short position contracts:
Euro BUXL 30-Year Bond Future	(25)	12/08/2025	$(3,350,643)	$(87,163)
Euro-BUND Future	(340)	12/08/2025	(50,776,257)	(265,878)
U.S. Treasury 10-Year Note Future	(137)	12/19/2025	(15,436,047)	99,837
Total				$(253,204)
Total futures contracts				$374,717

TBA Sale Commitments Outstanding at October 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$670,000	11/20/2055	$(633,574)	$341
Government National Mortgage Association, 4.50%	2,080,000	11/20/2055	(2,029,729)	383
Uniform Mortgage-Backed Security, 2.50%	4,050,000	11/01/2055	(3,437,909)	29,271
Uniform Mortgage-Backed Security, 2.50%	4,874,000	12/01/2055	(4,137,756)	46,461
Uniform Mortgage-Backed Security, 4.00%	17,401,000	11/01/2055	(16,508,459)	(81,422)
Uniform Mortgage-Backed Security, 4.50%	22,641,000	11/01/2055	(22,066,405)	(7,098)
Uniform Mortgage-Backed Security, 4.50%	30,077,000	12/01/2055	(29,300,766)	120,585
Uniform Mortgage-Backed Security, 5.00%	3,950,000	11/01/2055	(3,929,804)	(17,915)
Uniform Mortgage-Backed Security, 5.00%	12,195,000	12/01/2055	(12,124,548)	54,731
Uniform Mortgage-Backed Security, 6.50%	8,670,000	11/01/2054	(8,977,653)	(9,053)
Total TBA sale commitments (proceeds receivable $103,282,887)			$(103,146,603)	$136,284
At October 31, 2025, the aggregate market value of TBA Sale Commitments represents (5.0)% of total net assets.

78

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	11,075,000	05/31/2029	Annual	$—	$—	$(97,418)	$(97,418)
4.16% Fixed	12 Mo. USD SOFR	USD	35,970,000	03/19/2045	Annual	—	(67,436)	(850,191)	(782,755)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,866	—	918,812	915,946
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	42,863	—	780,657	737,794
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(34,358)	470,122	504,480
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	35,503	—	531,978	496,475
3.75% Fixed	12 Mo. USD SOFR	USD	3,325,000	12/18/2054	Annual	4,773	—	138,702	133,929
Total centrally cleared interest rate swaps contracts						$86,005	$(101,794)	$1,892,662	$1,908,451

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,428,600	USD	2,087,000	EUR	DEUT	11/28/2025	$15,970
1,315,547	USD	1,129,000	EUR	MSC	11/28/2025	10,391
871,151	USD	746,000	EUR	SSG	11/28/2025	8,753
1,495,904	USD	1,287,000	EUR	CBK	11/28/2025	8,095
465,671	USD	399,000	EUR	BOA	11/28/2025	4,417
21,728,279	USD	18,447,000	EUR	DEUT	12/17/2025	378,529
414,349	USD	357,000	EUR	JPM	12/17/2025	1,173
3,242,091	USD	2,435,000	GBP	JPM	11/28/2025	42,638
Total foreign currency contracts						$469,966
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$368,046,204	$—	$368,046,204	$—
Convertible Bonds	595,995	—	595,995	—
Corporate Bonds	531,110,047	—	531,110,047	—
Foreign Government Obligations	43,122,086	—	43,122,086	—
Municipal Bonds	5,360,084	—	5,360,084	—
U.S. Government Agencies	917,250,812	—	917,250,812	—
U.S. Government Securities	575,648,506	—	575,648,506	—
Short-Term Investments	14,070,981	11,559,483	2,511,498	—
Purchased Options	431,034	—	431,034	—
Foreign Currency Contracts(2)	469,966	—	469,966	—
Futures Contracts(2)	1,196,509	1,196,509	—	—
Swaps - Interest Rate(2)	2,788,624	—	2,788,624	—
Total	$2,460,090,848	$12,755,992	$2,447,334,856	$—
Liabilities
Futures Contracts(2)	$(821,792)	$(821,792)	$—	$—
Swaps - Interest Rate(2)	(880,173)	—	(880,173)	—
TBA Sale Commitments	(103,146,603)	—	(103,146,603)	—
Total	$(104,848,568)	$(821,792)	$(104,026,776)	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

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Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WFB	Wells Fargo Bank NA
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
NPFG	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
TBA	To Be Announced

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